As filed with the Securities and Exchange         Registration No. 333-09515
Commission on April 18, 2003                      Registration No. 811-02512
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
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                       POST-EFFECTIVE AMENDMENT NO. 16 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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      Variable Annuity Account B of ING Life Insurance and Annuity Company

                     ING Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 723-2260


     Linda E. Senker, Counsel          CC: Kimberly J. Smith, Chief Counsel
           ING Americas                            ING Americas
         Legal Department                        Legal department
       1475 Dunwoody Drive                     1475 Dunwoody Drive
      West Chester, PA 19308                  West Chester, PA 19308
          (610-425-4139)                          (610-425-3427)

                     (Name and Address of Agent for Service)

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It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
------
  X       on May 1, 2003 pursuant to paragraph (b) of Rule 485
------

                           PART A

                    ING INCOME ANNUITY PROSPECTUS MAY 1, 2003
--------------------------------------------------------------------------------

THE CONTRACT. The contract described in this prospectus is a fixed or variable, group or individual immediate annuity contract issued by ING Life Insurance and Annuity Company (the Company) (formerly known as Aetna Life Insurance and Annuity Company). It is issued to you, the contract holder as either a nonqualified contract, or as a qualified contract for use with a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code) or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans.

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WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing. The information will help you decide if the contract is right for you. Please read this prospectus carefully.

TABLE OF CONTENTS ... PAGE 3
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INVESTMENT OPTIONS. The contract offers variable investment options and a fixed dollar option. When you purchase the contract, your purchase payment will be applied to the investment options you select. Some investment options may be unavailable through your contract, your plan or in your state.

VARIABLE INCOME PAYMENTS. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Subaccount performance will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section on page 18, in Appendix II -- Description of Underlying Funds, and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2003, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-238-6273. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) website, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 38 of this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

FIXED INCOME PAYMENTS. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and your payment amount will not vary. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed dollar option in Appendix I of this prospectus.

THE FUNDS

o   AIM V.I. Capital Appreciation Fund (Series I)
o   AIM V.I. Core Equity Fund (Series I)
o   AIM V.I. Growth Fund (Series I)
o   AIM V.I. Premier Equity Fund (Series I)
o   Fidelity(R)VIP High Income Portfolio (Initial Class)
o   ING JPMorgan Fleming International Portfolio (Initial Class)
o   ING MFS Capital Opportunities Portfolio (Initial Class)
o   ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)
o   ING T. Rowe Price Growth Equity Portfolio (Initial Class)
o   ING VP Balanced Portfolio, Inc. (Class R)
o   ING VP Bond Portfolio (Class R)
o   ING VP Growth and Income Portfolio (Class R)
o   ING VP Growth Portfolio (Class R)
o   ING VP Index Plus LargeCap Portfolio (Class R)
o   ING VP International Equity Portfolio (Class R)
o   ING VP Money Market Portfolio (Class R)
o   ING VP Small Company Portfolio (Class R)
o   ING VP Strategic Allocation Balanced Portfolio (Class R)
o   ING VP Strategic Allocation Growth Portfolio (Class R)
o   ING VP Strategic Allocation Income Portfolio (Class R)
o   Janus Aspen Growth Portfolio (Institutional Shares)
o   Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
o   Oppenheimer Aggressive Growth Fund/VA
o   Oppenheimer Main Street Fund/VA
o   Oppenheimer Strategic Bond Fund/VA

ING Income Annuity - 126086

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                                       2

                                TABLE OF CONTENTS

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CONTRACT OVERVIEW .........................................................    4
Contract Design
Who's Who
Contract Rights
The Contract and Retirement Plan
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
--------------------------------------------------------------------------------

FEE TABLE .................................................................    6

CONDENSED FINANCIAL INFORMATION ...........................................   11

PURCHASE ..................................................................   11

RIGHT TO CANCEL ...........................................................   12

INCOME PAYMENTS ...........................................................   12

CALCULATING VARIABLE INCOME PAYMENTS ......................................   18

INVESTMENT OPTIONS ........................................................   19

FEES ......................................................................   22

DEATH BENEFIT .............................................................   25

WITHDRAWALS ...............................................................   26

TAXATION ..................................................................   27

OTHER TOPICS ..............................................................   35

The Company -- Variable Annuity Account B -- Contract Distribution -- Payment Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract Modifications -- Transfer of Ownership -- Legal Matters and Proceedings -- Financial Statements

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .......................   40

APPENDIX I FIXED DOLLAR OPTION ............................................   41

APPENDIX II DESCRIPTION OF UNDERLYING FUNDS ...............................   44

APPENDIX III CONDENSED FINANCIAL INFORMATION ..............................   62

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                                       3

[sidebar]

QUESTIONS: CONTACTING THE COMPANY

To answer your questions, contact your sales representative or write or call our Customer Service Center at:

ING
Attention: AFS Settlements
151 Farmington Avenue
Hartford, CT 06156
1-800-238-6273

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your sales representative or write or call us to learn what information is required for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon requests that are received in good order.

[end sidebar]

CONTRACT OVERVIEW
--------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospe

--------------------------------------------------------------------------------
                                 CONTRACT DESIGN
--------------------------------------------------------------------------------

The contract described in this prospectus is a fixed and/or variable, group or individual immediate annuity contract. It is designed for individuals who would like regular income payments from an annuity contract. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

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                                    WHO'S WHO
--------------------------------------------------------------------------------

CONTRACT HOLDER (YOU/YOUR): The person to whom we issue an individually owned contract or the participant under a group contract.

PARTICIPANT: The individual who participates in a group contract, generally in connection with a retirement plan.

THE COMPANY (WE, US, OUR): ING Life Insurance and Annuity Company. We issue the contract.

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                                 CONTRACT RIGHTS
--------------------------------------------------------------------------------

Contract holders hold the rights under the contract. Generally, the contract holder is either an individual to whom we issue an individual contract or a participant under a group contract. For contracts issued in connection with 457 plans, the plan sponsor is the contract holder and holds the rights under the contract. Section 457 plan sponsors may allow their participants to exercise certain limited contract rights. For example, the section 457 plan sponsor has the right to make investment selections, but may permit their individual participants to exercise that right.

--------------------------------------------------------------------------------
                        THE CONTRACT AND RETIREMENT PLANS
--------------------------------------------------------------------------------

We may offer this contract to employees or other individuals in connection with a retirement plan.

PLAN TYPE. We refer to a retirement plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under Tax Code section 457. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408(b) or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits such (as the option of lifetime income phase options at established rates) which may be valuable to you. Your should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."

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                                       4

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                                 CONTRACT FACTS
--------------------------------------------------------------------------------

INCOME PAYMENT OPTIONS. You may select from a number of features for your payments including but not limited to: duration, number of payees, payments to beneficiaries, guaranteed minimum payment amount, and variable or fixed payments. Some features require payment of additional fees. See "Income Payments."

FREE LOOK/RIGHT TO CANCEL. You may cancel the contract no later than ten days of receipt (some states require more than ten days). Participants in 403(b) plans and some 401 plans may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract. See "Right to Cancel."

DEATH BENEFIT. If any guaranteed income payments remain to be paid at the time of the death of the annuitant or both annuitants, if applicable, they may be paid to your beneficiary. See "Death Benefit."

WITHDRAWALS. Some income payment options allow you to withdraw a portion or all of any remaining guaranteed payments. An early withdrawal charge may apply. See "Withdrawals."

FEES. Certain fees associated with the contract will reduce income payments. See "Fee Table" and "Fees."

TAXATION. The Tax Code has certain rules that apply to amounts distributed under the contract. Tax penalties may apply if rules are not followed. See "Taxation."

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                                       5

[sidebar]

IN THIS SECTION:

>    Maximum Transaction Fees

>    Maximum Fees Deducted from the Subaccounts

>    Fees Deducted by the Funds

Hypothetical Examples

ALSO SEE THE "FEES" FOR:

>    How, When and Why Fees are Deducted

>    Premium and Other Taxes

>    Reduction or Elimination of Certain Fees

[end sidebar]

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options.

The tables and examples in this section show the fees that may affect the amount of variable income payments. For fees applicable to fixed income payments, see Appendix I. See "Fees" for additional information. The fees shown below do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

(As a percentage of the present value of remaining guaranteed income payments withdrawn)(1)

                          MAXIMUM EARLY WITHDRAWAL CHARGE SCHEDULE*

        Number of Years from
     Contract Effective Date**                      Early Withdrawal Charge
     -------------------------                      -----------------------
            Fewer than 1                                      7%
     1 or more but fewer than 2                               6%
     2 or more but fewer than 3                               5%
     3 or more but fewer than 4                               4%
     4 or more but fewer than 5                               3%
     5 or more but fewer than 6                               2%
     6 or more but fewer than 7                               1%
             7 or more                                        0%

* Not all contracts permit withdrawals. Under certain contracts withdrawals are not allowed during the first year. See "Withdrawals."

** For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

FOR CONTRACTS WITHOUT THE GUARANTEED MINIMUM INCOME FEATURE:

Mortality and Expense Risk Charge..............................         1.25%
     Administrative Expense Charge.............................   0.00%-0.25%(2)
     Total Separate Account Expenses...........................   1.25%-1.50%

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME FEATURE:

     Mortality and Expense Risk Charge.........................         1.25%
     Administrative Expense Charge.............................   0.00%-0.25%(2)
     ..........................................................         1.00%(
     Total Separate Account Expenses                              2.25%-2.50%

(1) Although the maximum early withdrawal charge is 7% of the remaining guaranteed income payments withdrawn, the total early withdrawal charge deducted will not exceed 8.5% of your purchase payment to the contract. See "Fees-Early Withdrawal Charge."

(2) We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the subaccounts equivalent to not more than 0.25% annually.

(3) This charge terminates after five years if the Five Year Guaranteed Minimum Income Feature is elected. Otherwise, it will continue for the life of the contract.

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                                       6

FEES DEDUCTED BY THE FUNDS

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are based on expenses for the Trust or Fund's most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

--------------------------------------------------------------------------------
TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES 1           MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service       0.34%      1.46%
(12b-1) fees*, and other expenses):
--------------------------------------------------------------------------------

     * The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. These fees are for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

     1 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.34% and 1.15%. The Fund having the minimum expense percentage is not subject to a fee or expense reimbursement arrangement. The Fund having the maximum expense percentage is subject to a fee waiver or expense reimbursement arrangement which will continue through at least December 31, 2003.

HOW FEES ARE DEDUCTED. Fund fees are not deducted directly from your income payments. When a subaccount purchases shares of a fund, the fees are reflected in that purchase price, so income payments based on investments in that subaccount will be impacted indirectly by the fund fees.

EXAMPLE (For contracts without the guaranteed minimum income feature)

This example is intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds. The examples also take into account contractual limitations on Trust or Fund expenses that require reimbursement or waivers of expenses, but only for the period of the contractual limitation.

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                                       7

For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually and an administrative expense charge of 0.25% annually) and assume you have selected the "nonlifetime-guaranteed payments" income payment option for a 15 year period with a 3 1/2% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:
--------------------------------------------------------------------------------
          1 year            3 years            5 years            10 years
          $905              $1,319             $1,738             $3,151
--------------------------------------------------------------------------------
2) If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):
--------------------------------------------------------------------------------
          1 year            3 years            5 years            10 years
          $298              $904               $1,525             $3,151
--------------------------------------------------------------------------------

EXAMPLE (For contracts with the Lifetime Guaranteed Minimum Income Feature)

This example is intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds. The examples also take into account Contractual Limitations on Trust or Fund expenses that require reimbursement or waivers of expenses, but only for the period of the Contractual Limitation. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually) and assume you are a 65 year old male and have selected the "life income--guaranteed payments" income payment option with payments guaranteed for 15 years and a 3 1/2% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:
--------------------------------------------------------------------------------
          1 year            3 years            5 years            10 years
          $906              $1,323             $1,746             $3,181
--------------------------------------------------------------------------------
2) If you do not withdraw your remaining guaranteed payments you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):
--------------------------------------------------------------------------------
          1 year            3 years            5 years            10 years
          $297              $905               $1,503             $3,181
--------------------------------------------------------------------------------

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                                       8

EXAMPLE (For contracts with the Five Year Guaranteed Minimum Income Feature)

This example is intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds. The examples also take into account contractual limitations on Trust or Fund expenses that require reimbursement or waivers of expenses, but only for the period of the contractual limitation. The following hypothetical examples show the fees that you would pay if you invested $1,000 in a subaccount, assuming the subaccount earned a 5% annual return.

For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years) and assume you have selected the "nonlifetime--guaranteed payments" income payment option for a 15 year period with a 3 1/2% assumed annual net return rate. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:
--------------------------------------------------------------------------------
          1 year            3 years            5 years            10 years
          $955              $1,469             $1,987             $3,132
--------------------------------------------------------------------------------
2) If you do not withdraw your remaining guaranteed payments you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):
--------------------------------------------------------------------------------
          1 year            3 years            5 years            10 years
          $351              $1,060             $1,780             $3,132
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix III of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the Separate Account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of the subaccounts from the time purchase payments were first received in the subaccounts under the contract.

PURCHASE
--------------------------------------------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contract is designed for persons who would like to receive regular income payments from an annuity contract. It is available as either a nonqualified contract or as a qualified contract for use with a traditional IRA under section 408(b) of the Tax Code or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans. Availability as a group contract is subject to state approval. We reserve the right to limit purchase of an individual contract to natural persons.

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                                       9

ERISA NOTIFICATION. We must be notified by the employer or plan trustee if the contract is offered in connection with a 403(b) or 401 plan that is subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur.

HOW TO PURCHASE. You may purchase the contract by submitting your purchase payment and the required application or enrollment forms to us.

PURCHASE PAYMENT AMOUNT. To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made. We reserve the right to lower the minimum required payment, to establish a maximum payment amount and to reject any payment exceeding the maximum.

ACCEPTANCE OR REJECTION. We must accept or reject your application or enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payment for five business days pending completion. In all cases, we may hold a purchase payment for longer periods with your permission and if we deposit the payment in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject your application or enrollment, we will return the forms and any purchase payment.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

AGE REQUIREMENTS. The maximum issue age is between 75 and 90, depending upon the income payment option and features selected. We reserve the right to modify the maximum issue age.

ALLOCATION OF YOUR PURCHASE PAYMENT TO THE INVESTMENT OPTIONS. We will allocate your purchase payment, less any applicable premium taxeS, among the investment options you select. You may select up to four of the available variable investment options at any one time. You may also select the fixed dollar option and allocate all or a portion of your purchase payment to the general account. See "Investment Options." Allocations must be in whole percentages. Any purchase payment received before we accept the application or enrollment materials will be invested as of the day we do accept them.

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                                       10

RIGHT TO CANCEL
--------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it, or the document showing your participation under a group contract, to our Customer Service Center along with a written notice of cancellation. For contracts issued in connection with 457 plans, the contract holder may follow these procedures on behalf of the participant.

REFUNDS. On the day we receive the request for cancellation in good order, we will calculate your contract value. Your refund will equal that value and will reflect deduction of any income payments made. This amount may be more or less than your purchase payment. In certain states (or if you have purchased the contract as an IRA), we may be required to return your entire purchase payment. We will issue your refund within seven days of our receipt of your request in good order.

INCOME PAYMENTS
--------------------------------------------------------------------------------

Under the contract, we will make regular income payments to you or to a payee you designate in writing.

INITIATING PAYMENTS. To initiate income payments, you must make the following selections on your application or enrollment form:

o    Payment start date;

o    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

o Income payment option and any special features, such as a right to withdraw or a Guaranteed Minimum Income Feature;

o    Fixed, variable or a combination of both fixed and variable payments;

o The subaccounts to allocate your purchase payment among (only if variable payments are elected); and

o    An assumed annual net return rate (only if variable payments are elected).

Your sales representative can help you consider what selections may be appropriate for your financial goals. Generally, your selections may not be changed after the contract is issued. Some changes, such as transfers among subaccounts, may be allowed. Payments need to conform to minimum distribution requirements if applicable. See "Taxation."

WHAT AFFECTS INCOME PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income payments include your age, gender, the amount of your purchase payment, the income payment option selected, the number of guaranteed income payments selected (if any), whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed annual net return rate selected.

PAYMENT DUE DATES. You will generally receive your first income payment on the last day of the selected payment period. For example, if you elect to receive one payment a year, we will make the payment on the day before the anniversary of the contract effective date. An alternative first payment date may be elected subject to our approval and in compliance with IRS regulations.

MINIMUM PAYMENT AMOUNTS. For all payment options, the initial income payment must be at least $50 per month, or total yearly payments of at least $250.

[sidebar]

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) whose life or life expectancy(ies) determines the amount or continuation of lifetime income payments or whose death results in payment of death benefits.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

[end sidebar]

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

ASSUMED ANNUAL NET RETURN RATE. If you select variable income payments, you must also select an assumed annual net return rate of either 5% or 3 1/2%.

If you select a 5% rate, your first income payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income payment will be lower, but subsequent payments will increase more rapidly and decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed annual net return rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

--------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME FEATURES

LIFETIME GUARANTEED MINIMUM INCOME FEATURE. This feature is unavailable under contracts issued on or after May 1, 2001. If you selected this feature, we guarantee that your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.

Estimated Initial Payment Amount. On the date we issued your contract we estimated the amount of your initial payment based on the value of the annuity units your payment purchased on that date. See "Calculating Variable Income Payments--Annuity Units." Your guaranteed minimum payment amount equals 90% of this estimated amount. This feature required that you select at issue:

     o    A lifetime payment option

     o    100% variable payments

     o ING VP Index Plus LargeCap Portfolio as the only subaccount into which your purchase payment is allocated

     o    3.5% assumed annual net return rate

In addition to other contract charges, if you selected this feature the guaranteed minimum income charge will apply for the life of the contract. See "Fees." There is no right to withdraw and no right to transfer if you selected this feature.

FIVE YEAR GUARANTEED MINIMUM INCOME FEATURE. This feature is available only under contracts issued on or after May 1, 2001. If you select this feature, we guarantee that during the first five contract years your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.

Estimated Initial Payment Amount. On the date we issue your contract we estimate the amount of your initial payment based on the value of the annuity units your payment purchase on that date. See "Calculating Variable Income Payments--Annuity Units." Your guaranteed minimum payment amount equals 90% of this estimated amount.
--------------------------------------------------------------------------------

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

This feature requires that you select at issue:

     o A lifetime payment option or a nonlifetime payment option of 15 years or more
     o    The ability to make withdrawals
     o    100% variable payments
     o    Funds from the following list:
               ING VP Strategic Allocation Growth Portfolio
               ING VP Balanced Portfolio, Inc.
               ING VP Bond Portfolio
               ING VP Strategic Allocation Balanced Portfolio
               ING VP Growth and Income Portfolio
               ING VP Index Plus LargeCap Portfolio
               ING VP Strategic Allocation Income Portfolio
               ING VP Money Market Portfolio
               AIM V.I. Core Equity Fund
               Fidelity(R) VIP High Income Portfolio
               Oppenheimer Main Street Growth & Income Fund/VA(R)
               Oppenheimer Strategic Bond Fund/VA
     o If you select this feature you may transfer only between these available funds
     o    3.5% assumed annual net return rate
     o    Certain age restrictions may also apply

If you select this feature, any withdrawal during the first five contract years will result in a proportionate reduction in your guaranteed minimum payment amount.

In addition to other contract charges, if you select this feature, the guaranteed minimum income charge will apply for the first five contract years. See "Fees."

START DATE. The contract is designed to be viewed as an immediate annuity contract under the Tax Code. For nonqualified contracts you may elect to delay your income payment start date for up to 12 months following purchase of the contract. See "Taxation" for rules applicable where death occurs before the annuity starting date under a nonqualified annuity. Consult a tax adviser before electing a delay. Annuity payments under a qualified contract must meet the required beginning date applicable to your qualified plan.

TAXATION. The Tax Code has rules regarding income payments. For example, for qualified contracts, guaranteed payments may not extend beyond (a) the estimated life expectancy of the annuitant or (b) the joint life expectancies of the annuitant and beneficiary. Payments must comply with the minimum distribution requirements of Tax Code section 401(a)(9). In some cases tax penalties will apply if rules are not followed. For tax rules that may apply to the contract see "Taxation."

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                                       13

PAYMENT OPTIONS

The following table lists the income payment options and their accompanying death benefits and rights to withdraw. See "Death Benefit," "Withdrawals," and Appendix I for additional detail. We may offer additional income payment options under the contract from time to time.

--------------------------------------------------------------------------------
LIFETIME PAYMENT OPTIONS
--------------------------------------------------------------------------------
Life Income    LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that no payment will be made if the annuitant dies prior to the first payment's due date.

               DEATH BENEFIT--NONE: All payments end upon the annuitant's death.

               RIGHT TO WITHDRAW--NONE.
--------------------------------------------------------------------------------
Life Income--  LENGTH OF PAYMENTS: For as long as the annuitant lives, with
Guaranteed     payments guaranteed for your choice of 5-50 years (or other
Payments       periods we may make available at the time you select this
               option).

               DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, payments will continue to the beneficiary.

               RIGHT TO WITHDRAW: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").
--------------------------------------------------------------------------------
Life Income--  LENGTH OF PAYMENTS: For as long as either annuitant lives. It is
Two Lives      possible that no payment will be made if both the annuitant and joint annuitant die before the first payment's due date.

               CONTINUING PAYMENTS: When you select this option you will also choose either:

               (a) Full or reduced payments to continue to the surviving annuitant after the first annuitant's death; or

               (b) 100% of the payment to continue to the annuitant on the joint annuitant's death, and a reduced payment to continue to the joint annuitant on the annuitant's death.

               In either case, payments cease upon the death of the surviving annuitant.

               Any reduction in payment will result in a corresponding reduction to the amount of the guaranteed minimum income payment, if applicable.

               DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.

               RIGHT TO WITHDRAW--NONE.
--------------------------------------------------------------------------------
Life Income--  LENGTH OF PAYMENTS: For as long as either annuitant lives, with
Two Lives--    payments guaranteed for your choice of 5-50 years (or other
Guaranteed     periods we may make available at the time you select this
Payments       option.)

               CONTINUING PAYMENTS: 100% of the payment will continue to the surviving annuitant after the first annuitant's death.

               DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before the guaranteed payments have all been paid, payments will continue to the beneficiary.

               RIGHT TO WITHDRAW: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").
--------------------------------------------------------------------------------
NONLIFETIME PAYMENT OPTION
--------------------------------------------------------------------------------
Nonlifetime--  LENGTH OF PAYMENTS: Payments will continue for your choice of
Guaranteed     5-50 years (or other periods we may make available at the time
Payments       you select this option).

               DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, payments will continue to the beneficiary.

               RIGHT TO WITHDRAW:

               (a) If you are receiving variable income payments you may withdraw all or a portion of any remaining guaranteed payments at any time.

               (b) If you elect to receive fixed income payments at the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").
--------------------------------------------------------------------------------

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                                       14

RIGHT TO CHANGE GUARANTEED PAYMENT PERIOD

If you are receiving payments under a nonlifetime payment option, you may shorten or lengthen the period for which the guaranteed payments will be made or change to a lifetime payment option, subject to the following:

(a) You may make the change on any contract anniversary beginning on the second contract anniversary;

(b) Any change request must be in writing and received by us in good order within 30 days prior to the contract anniversary:

(c) A guaranteed payment period may be shortened to a period not less than 10 years from the contract effective date;

(d) For nonqualified contracts, a guaranteed payment period may be lengthened to a period not greater than 50 years from the contract effective date or age 100, whichever is earlier;

(e) For qualified contracts, a guaranteed payment period may not extend beyond your life expectancy or age 100, whichever is earlier;

(f) The withdrawal value on the contract anniversary of the change will be used to determine the amount of the new annuity payments. See "Withdrawals - Withdrawal Value;" and

(g) We will terminate your withdrawal rights if a life annuity option is chosen.

For variable payments, the right to change a payment period is available on contracts issued on or after October 1, 2000. For fixed payments, the right to change a payment period is available on contracts issued on or after May 1, 2001. The right to change a payment period may not be available in all states. Certain other conditions and restrictions may apply.

A change to a lifetime payment option and any change in the guaranteed payment period may have an impact on the amount of each payment and the amount of each payment that is taxable. For advice about how any such change will affect your taxes, consult your tax adviser.

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                                       15

CALCULATING VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------

The amount of any variable income payment is determined by multiplying the number of annuity units that you hold by an annuity unit value (AUV) for each unit.

ANNUITY UNITS. When you select variable income payments, your initial purchase payment purchases annuity units of the Variable Annuity Account B subaccounts corresponding to the funds you select. The number of units purchased is based on your purchase payment amount and the value of each unit on the day the purchase payment is invested. Generally, the number of units will not vary over the life of the contract, but the value of each unit will vary daily based on the performance of the underlying fund and deduction of fees. Some events may result in a change in the number of units, including withdrawals, death of an annuitant if a reduction in payment to a surviving annuitant was selected, transfers among subaccounts, or a change in a guaranteed payment period. While the number of units may change if you transfer among subaccounts or make a change in a guaranteed payment period, the current value of your contract will not change as a result of either of these events.

ANNUITY UNIT VALUE (AUV). The value of each annuity unit in a subaccount is called the annuity unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects daily deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the net return factor of the subaccount, and by a factor to reflect the assumed annual net return rate. The net return factor measures the investment performance of the subaccount from one valuation to the next. The assumed annual net return rate will be either 3 1/2% or 5% as you selected.

                  Current AUV = Prior AUV x Net Return Factor x
                      Assumed Annual Net Return Rate Factor

NET RETURN FACTOR. The net return factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net return rate.

The net return rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus

> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>    The total value of the subaccount's units at the preceding valuation; minus

> A daily deduction for the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). See "Fees."

The net return rate may be either positive or negative.

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                                       16

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

When you purchase the contract, your purchase payment (less any applicable premium tax) will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments. If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed.

VARIABLE INCOME PAYMENTS. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund (fund). You do not invest directly in or hold shares of the funds.

> MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and telephone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's website or by contacting the SEC Public Reference Room.

FIXED INCOME PAYMENTS. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and the amount of your payments will not vary. Except where noted, this prospectus describes only the variable investment options. The fixed dollar option is described in Appendix I.

NUMBER OF OPTIONS YOU MAY SELECT. You may select up to eighteen subaccounts and/or the fixed dollar option at any one time.

--------------------------------------------------------------------------------
SELECTING INVESTMENT OPTIONS

o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o BE INFORMED. Read this prospectus, the fund prospectuses and the Fixed Dollar Option appendix in this prospectus.
--------------------------------------------------------------------------------

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                                       17

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING) "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>    Shared--bought by more than one company.

>    Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds may be unavailable through your contract or plan or in some states. We may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance or rejection by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS. You may transfer amounts among the available subaccounts. The Company reserves the right to limit such transfers to 12 in any calendar year and to establish a minimum transfer amount. Transfers are not allowed into or out of the fixed dollar option.

TRANSFER REQUESTS. Requests may be made, after the contract is issued, in writing, by telephone or, where applicable, electronically.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

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                                       18

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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                                       19

FEES
--------------------------------------------------------------------------------

The following repeats and adds to information provided under "Fee Table." Please review both sections for information on fees.

TRANSACTION FEE

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of the present value of remaining guaranteed income payments may be subject to an early withdrawal charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. Not all contracts permit withdrawals. See "Withdrawals."

AMOUNT: The charge is a percentage of the present value of any remaining guaranteed payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract. Although the maximum early withdrawal charge is 7% of the remaining guaranteed payments withdrawn, the total early withdrawal charge will never be more than 8 1/2% of your purchase payment to the contract.

Early Withdrawal Charge Schedules
SCHEDULE A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

--------------------------------------------------------------------------------
                              Schedule A
--------------------------------------------------------------------------------
NUMBER OF YEARS FROM
CONTRACT EFFECTIVE DATE*                        EARLY WITHDRAWAL CHARGE

Fewer than 1**                                            7%
1 or more but fewer than 2                                6%
2 or more but fewer than 3                                5%
3 or more but fewer than 4                                4%
4 or more but fewer than 5                                3%
5 or more but fewer than 6                                2%
6 or more but fewer than 7                                1%
7 or more                                                 0%
--------------------------------------------------------------------------------

SCHEDULE B: Schedule B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.

--------------------------------------------------------------------------------
                              Schedule B
--------------------------------------------------------------------------------
NUMBER OF YEARS FROM
CONTRACT EFFECTIVE DATE*                        EARLY WITHDRAWAL CHARGE

Fewer than 1**                                            5%
1 or more, but fewer than 2                               5%
2 or more, but fewer than 3                               4%
3 or more, but fewer than 4                               4%
4 or more, but fewer than 5                               3%
5 or more, but fewer than 6                               2%
6 or more, but fewer than 7                               1%
7 or more                                                 0%
--------------------------------------------------------------------------------

* For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date.

**   Certain contracts do not allow withdrawals during the first contract year.

[sidebar]

TYPES OF FEES

There are four types of fees and deductions associated with the contract that may affect the amount of your variable income payments. For fees applicable to fixed payments see Appendix I.

>    Transaction Fee

     o    Early Withdrawal Charge

>    Fees Deducted from Investments in the Separate Account

     o    Mortality and Expense Risk Charge

     o    Administrative Expense Charge

     o    Guaranteed Minimum Income Charge

>    Reduction or Elimination of Certain Fees

>    Fund Fees

>    Premium and Other Taxes

[end sidebar]

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                                       20

WHEN/HOW. At the time of withdrawal we deduct this charge from the amount withdrawn.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
Mortality and Expense Risk Charge

MAXIMUM AMOUNT: 1.25% annually of values invested in the subaccounts.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to make lifetime income payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT: We currently do not charge an administrative expense charge. We reserve, however, the right to charge up to 0.25% annually of values invested in the subaccounts.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.

PURPOSE. This charge helps defray our administrative expenses. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

GUARANTEED MINIMUM INCOME CHARGE

This additional charge is assessed only if you select one of the guaranteed minimum income features.

MAXIMUM AMOUNT: 1.00% annually of values invested in the subaccounts

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. If the Lifetime Guaranteed Minimum Income Feature is selected, this charge will be assessed for the life of the contract. If the Five Year Guaranteed Minimum Income Feature is selected, this charge will be assessed only during the first five contract years

PURPOSE. This charge compensates us for the additional mortality and expense risks we assume by guaranteeing minimum income payments. For additional information regarding those risks, see "Mortality and Expense Risk Charge--Purpose" in this section.

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                                       21

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administration expenses, we may reduce or eliminate the early withdrawal charge or mortality and expense risk charge. Our decision to reduce or eliminate either of these charges will be based on one or more of the following:

>    The size and type of group of individuals to whom the contract is issued;

> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of its affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates, or transferring amounts held under qualified plans sponsored by the Company or an affiliate; or

>    The type and frequency of administrative and sales services to be provided.

The reduction or elimination of any of these charges will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these charges may be subject to state approval.

FUND FEES

AMOUNT. Each fund determines its own advisory fee and other expenses. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

The Company receives compensation from each fund or its affiliate (other than the ING Partners, Inc. portfolios, of which the Company is the investment adviser) for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. The amount of such additional payments can range up to 0.425% annually of the average net assets held in a fund by the Company.

WHEN/HOW. Fund fees and expenses are reflected in the daily value of fund shares. These values affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. Our current practice is to reflect the cost of premium taxes in our income payment rates. We reserve the right, however, to deduct a charge for premium taxes from your purchase payment on the contract effective date. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

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                                       22

DEATH BENEFIT
--------------------------------------------------------------------------------

The following describes the death benefit applicable to variable income payments. These are also outlined under "Income Payments--Payment Options." For information on the death benefit applicable to the fixed dollar option, refer to Appendix I.

See "Income Payments" for a definition of annuitant and beneficiary as used in this section.

PAYMENT OF DEATH BENEFIT. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

1.   Life Income -- Guaranteed Payments;

2.   Life Income -- Two Lives -- Guaranteed Payments; or

3.   Nonlifetime -- Guaranteed Payments.

Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the income payment start date. Under payment options 1 and 2 above, a lump-sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump-sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump-sum payment of the present value of any death benefit may be requested at any time. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of your request in good order.

CALCULATION OF LUMP-SUM PAYMENT OF THE DEATH BENEFIT. The value of the lump-sum payment of the death benefit will equal the present value of any remaining guaranteed income payments, calculated using the same rate we used to calculate the income payments (i.e., the 3 1/2% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in good order. Such value will reflect any payments made after the date of death. See Appendix I--Fixed Dollar Option for information on calculation of a lump-sum payment of the death benefit applicable to the fixed dollar option.

WHO RECEIVES DEATH BENEFIT PROCEEDS? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file at our Customer Service Center as of the date of death.

CHANGES IN BENEFICIARY DESIGNATIONS. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

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WITHDRAWALS
--------------------------------------------------------------------------------

WITHDRAWALS OF VARIABLE INCOME PAYMENTS

You may make partial or full withdrawals of the present value of any remaining guaranteed variable income payments if you are receiving payments under either one of the following:

> A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).

>    The nonlifetime payment option.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50. If you selected the Lifetime Guaranteed Minimum Income Feature, you may not make any withdrawals.

WITHDRAWALS OF FIXED INCOME PAYMENTS
(FOR ADDITIONAL DETAILS SEE APPENDIX I--FIXED DOLLAR OPTION.)

You may make partial or full withdrawals of the present value of any remaining fixed income payments if you are receiving payments under either one of the following:

> A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).

> The nonlifetime payment option and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

WITHDRAWAL VALUE

VARIABLE INCOME PAYMENTS. For any withdrawal of remaining variable guaranteed income payments, the amount available for withdrawal is equal to the present value of any remaining guaranteed variable payments (less any applicable early withdrawal charge) calculated using the same rate we used to calculate the income payments (i.e., the 3 1/2% or 5% assumed annual net return rate stated in your contract). Withdrawal values are determined as of the valuation date following our receipt of your written request in good order at our Customer Service Center.

FIXED INCOME PAYMENTS. See Appendix I for details regarding the withdrawal value of fixed payments.

EARLY WITHDRAWAL CHARGE

Withdrawals may be subject to an early withdrawal charge as described in "Fees--Early Withdrawal Charge."

REDUCTION OF REMAINING PAYMENTS

Any withdrawal will result in a proportionate reduction of any remaining guaranteed payments and any applicable guaranteed minimum payment amount. Additionally, the withdrawal amount will be taken from the subaccounts proportionately, unless you designate otherwise. For lifetime income payment options, any payments to be made beyond the guaranteed payment period will be unaffected by any withdrawals.

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[sidebar]

IN THIS SECTION:

Introduction

Contract Type

Withdrawals and Other

     Distributions

>    10% Penalty Tax

>    Withholding for Federal Income Tax Liability

>    Rules Specific to Certain Plans

>    Nonqualified Contracts

>    Diversification

>    Assignment of Right to Payments

>    Delay of Start Date

>    Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

[end sidebar]

TAXATION
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

> We do not make any guarantee about the tax treatment of the contract or a transaction involving the contract; and

> Contract holder means the person to whom we issue an individually owned contract or the participant under a group contract.

--------------------------------------------------------------------------------
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.
--------------------------------------------------------------------------------

CONTRACT TYPE

The contract is designed for use on a non-tax qualified basis as a nonqualified contract, or as a qualified contract under certain retirement arrangements under Tax Code sections 401, 403(b), 408(b) or 457.

TAX RULES. The tax rules vary according to whether the contract is a nonqualified contract or qualified contract used with a qualified retirement arrangement. If used under a qualified retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, sales representative or the Company to learn which Tax Code section applies to your arrangement.

THE CONTRACT. Contract holders are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including income payments, full or partial withdrawals of the value of remaining payments (if permitted under the contract), rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the Internal Revenue Service (IRS).

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

NONQUALIFIED CONTRACTS. A full withdrawal of the present value of any remaining guaranteed payments under a nonqualified contract is taxable to the extent that the amount received exceeds any remaining investment in the contract.

If a partial withdrawal of the present value of any remaining payments is made and the continuing payments you receive are reduced because of the partial withdrawal, a part of the withdrawal may not be taxable. The part that is not taxable is equal to any remaining investment in the contract multiplied by a fraction. The numerator (top part of the fraction) is the reduction in each payment because of the partial withdrawal. The denominator (bottom part of the fraction) is the full amount of each payment originally provided.

For income payments, a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed income payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(c). The entire annuity payment will be taxable once the recipient has recovered the investment in the contract.

For variable income payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire payment will be taxable once the recipient has recovered the investment in the contract.

401 AND 403(B) PLANS. All distributions from these plans are taxed as received, unless:

The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

> You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

A payment can be an eligible rollover distribution only if it is both of the following:

> Made under a nonlifetime payment option with a period of less than ten years; and

> Only to the extent it is not attributable to after-tax contributions and/or is not a required minimum distribution under Tax Code section 401(a)(9). The minimum distribution rules are subject to change as a result of new regulations.

RESTRICTIONS ON DISTRIBUTIONS. Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon: retirement, death, attainment of age 59 1/2, disability, severance from employment, financial hardship, and termination of the plan in certain circumstances. Such distributions remain subject to other applicable restrictions under the Tax Code.

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

408(B) IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

> The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

> You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

A payment can be rolled over only if it is:

>    Not attributable to after-tax contributions; and


>    Not a required minimum distribution under Tax Code section 401(a)(9).

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

There are limitations on the number of rollovers that may be made in any one year period. You should consult a tax adviser prior to making a rollover.

TAXATION OF DEATH BENEFIT PROCEEDS. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

457(B) PLANS All distributions from a 457 plan of a non-governmental, tax-exempt employer are taxed when paid or made available to you, and are subject to mandatory federal income tax withholding as wages, except death benefits. No withholding is required on payments to beneficiaries.

All distributions from a governmental 457(b) plan are taxed when paid, unless the distribution is rolled over to an eligible plan, or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

ROLLOVERS AND TRANSFERS. Amounts distributed from a governmental 457(b) plan are eligible to be rolled over to a traditional IRA.

10% PENALTY TAX

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract or from a contract used with a 401, 403(b) or 408(b) arrangement. The 10% penalty tax applies only to amounts distributed from a 457(b) plan that are attributable to rollovers from a 401(a), 401(k) or 403(b) plan.

NONQUALIFIED CONTRACTS. There is an exception to the 10% penalty tax if payment is made under an immediate annuity contract. An immediate annuity is defined as a contract to which all of the following apply:

>    Is purchased with a single premium;

> Has an annuity starting date, as defined by the Tax Code, no later than one year from date of purchase; and

> Provides for a series of substantially equal periodic payments to be made no less frequently than annually.

For purposes of determining whether the contract qualifies as an immediate annuity, the IRS has ruled that where an immediate annuity is received in exchange for a deferred annuity contract in a Tax Code section 1035 exchange, the purchase date of the contract will be deemed to be the date the deferred annuity was purchased. This might cause the contract to fail to qualify as an immediate annuity and the contract will be subject to the 10% penalty tax unless one of the other exceptions to the penalty applies.

In addition to the immediate annuity exception, the 10% penalty tax does not apply to the taxable portion of distributions made under certain exceptions, including one or more of the following:

>    You have attained age 59 1/2;

>    You have become disabled as defined in the Tax Code;

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

>    You have died; or

> The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Modification of the series of payments prior to the later of age 59 1/2 or five years may result in an additional tax in the year of modification equal to the penalty which would have been imposed, plus interest, if the exception had not applied.

In addition, if you select an increasing annuity or an early withdrawal of the value of remaining income payments, the payment or distribution may be subject to the 10% penalty tax unless one of the other exceptions applies. You should consult with a tax adviser to determine how this will affect your tax liability.

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

401 AND 403(B) PLANS. The 10% penalty tax applies to the taxable portion of a distribution from a 401(a), 401(k) or a 403(b) plan, unless certain exceptions, including one or more of the following have occurred:

>    You have attained age 59 1/2;

>    You have become disabled as defined in the Tax Code;

>    You have died;

>    You have separated from service with the plan sponsor at or after age 55;

> The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code;

> You have separated from service with the plan sponsor and the distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

>    The distribution is due to an IRS levy upon your account.

408(B) IRAS. In general, except for the exception relating to separation from service with the plan sponsor at or after age 55, the exceptions listed above for 401 and 403(b) plans also apply to distributions from an IRA. The penalty tax is also waived on a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals or used for a qualified first-time home purchase or for qualified higher education expenses.

457(B) PLANS. Amounts distributed from a 457(b) plan that are attributable to rollovers from a 401(a), 401(k) or 403(b) plan will be subject to a 10% penalty tax on the taxable portion of any such distribution, unless certain exceptions, including one or more of the following, have occurred:

>    You have attained age 59 1/2;

>    You have become disabled, as defined in the Tax Code;

>    You have died;

>    You have separated from service with the sponsor at or after age 55;

> The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;

> The distribution amount is made in substantially equal periodic payments (at least annually) over your life or your life expectancy or the joint lives or joint life expectancies of you and your beneficiary, and you have had a separation from service with the plan sponsor; or

>    The distribution is made due to an IRS levy upon your account.


WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

NONQUALIFIED CONTRACTS. Generally, you or a designated beneficiary may elect not to have tax withheld from distributions.

401 AND 403(B) PLANS. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

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

408(B) IRAS. Generally, you or a designated beneficiary may elect not to have tax withheld from distributions.

457 PLANS. All distributions from a non-governmental 457 plan, except death benefit proceeds or amounts rolled over to a traditional IRA, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

NON-RESIDENT ALIENS. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

RULES SPECIFIC TO CERTAIN PLANS

401 PLANS. Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

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                                       31

> ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences to the 401(a) plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

     o    A plan participant as a means to provide benefit payments;

     o An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or

     o    To the Company as collateral for a loan.

403(B) PLANS. Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

> Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p).

> Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under 403(b) contracts of the following:

     o    Salary reduction contributions made after December 31, 1988;

     o    Earnings on those contributions; and

     o    Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

408(B) IRAS. Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee.

> ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

> ROLLOVERS AND TRANSFERS. Rollovers and direct transfers are permitted from a 401, 403(a), a 403(b) arrangement, or another traditional IRA to a traditional IRA.

457(B) PLANS. Tax Code section 457(b) provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-government tax exempt entities. The plan may permit participants to specify the form of investment for their deferred compensation account.

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

> TRUST REQUIREMENT. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

> RESTRICTIONS ON DISTRIBUTIONS. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2;
     (2) when you experience a severance from employment with your employer; or
     (3) when you experience an unforeseeable emergency. A one-time in service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

NONQUALIFIED CONTRACTS

NON-NATURAL HOLDERS OF A NONQUALIFIED CONTRACT. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. This rule does not apply to an immediate annuity which is defined in the same way as for penalty tax purposes (see "10% Penalty Tax--Nonqualified Contracts" in this section) or to contracts held by a trust or other entity as agent for a natural person. Therefore, if you elect an increasing annuity or elect to receive an early withdrawal of all or a portion of the value of any remaining payments, you should consult with a tax adviser to determine how this will affect your tax liability. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax.

DIVERSIFICATION

Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.

Additionally, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

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

ASSIGNMENT OF RIGHT TO PAYMENTS

A transfer of a contract, the transfer of the right to payments under a nonqualified contract or the exchange of a contract may have tax consequences. Anyone contemplating any such assignment or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

DELAY OF START DATE

If you have elected to delay your annuity starting date, as defined below, and you die before the annuity starting date, specific rules for payment of any death benefit apply.

The annuity starting date is defined by the Tax Code to mean the first day of the period (month, quarter, half year, year depending upon whether payments will be made monthly, quarterly, semi-annually or annually) which ends on the date of the first annuity payment.

A delayed annuity starting date occurs any time a monthly payment begins later than one month, a quarterly payment begins later than three months or a semi-annual payment begins later than six months from date of purchase. For example, if you purchase the contract on June 1 with monthly payments to begin October 1, your annuity starting date is September 1, and would be considered a delayed annuity starting date.

For nonqualified contracts, if you die before a delayed annuity starting date, the entire interest in the account must be paid within five years of the date of death, or payments may be made over the life or over a period not extending beyond the life expectancy of the designated beneficiary or payee, as applicable, provided such payments begin not later than one year after the date of death. This rule does not apply if the designated beneficiary or payee is your spouse.

For qualified contracts, generally if your death occurs before the required beginning date, your interest in the account must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made over the life of the designated beneficiary or over a period not extending beyond the life expectancy of the designated beneficiary. For details regarding rules specific to your retirement plan, consult your tax adviser.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

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


In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
--------------------------------------------------------------------------------

THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                        151 Farmington Avenue
                        Hartford Connecticut 06156

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of separate account under the federal securities laws.

The separate account is divided into subaccounts. These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

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

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial or other broker-dealers which have entered into a selling arrangement with ING Financial. We refer to ING Financial and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial include the following broker-dealers which are affiliated with the
Company:

Aeltus Capital, Inc.
BancWest  Investment Services, Inc.
Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
IFG Network Securities, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Funds Distributor, Inc.
ING Furman Selz Financial Services LLC
ING TT&S (U.S.) Securities, Inc.
Locust Street Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.
United Variable Services, Inc.
VESTAX Securities Corporation
Washington Square Securities, Inc.

Compensation will be paid to distributors who sell the contract. Distributors will be paid commissions up to an amount currently equal to 7.0% of purchase payment to a contract or as a combination of a certain percentage amount of the purchase payment to a contract at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 7.0% of purchase payment to the contract over the life of the contract. In limited circumstances, certain of these distributors may also receive compensation, overrides or reimbursement for expenses associated with the distribution of the contract. At times certain distributors may be offered an enhanced commission for a limited period of time. In addition, some sales personnel may receive various types of non-cash compensation such as special sales incentives, including trips and educational and/or business seminars. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

ING Income Annuity - 126086

We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

The names of the broker-dealer and the registered representative responsible for your contract are set forth on your application. Commissions and sales related expenses are paid by the Company and are not deducted from your payment to the contract.

ING Income Annuity - 126086

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; or

>    During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain periods of time based on historical net asset values of the funds. These numbers will reflect the mortality and expense risk charge, the administrative expense charge (if any), any applicable guaranteed minimum income charge and the advisory fees and other expenses of the funds.

We may also advertise different types of historical performance for the subaccounts including:

>    Standardized average annual total returns; and

>    Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC.

This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual returns reflect deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any), any applicable guaranteed minimum income charges and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charges. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request an SAI at the number listed in "Contract Overview--Questions: Contacting the Company."

ING Income Annuity - 126086

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. The number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP

Ownership of the contract may be changed to the extent permitted by law. You should immediately notify the Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded at our Customer Service Center. We reserve the right to reject transfer of ownership to a non-natural person. A transfer of ownership may have tax consequences and you should consult with a qualified tax adviser before transferring ownership of the contract.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

ING Income Annuity - 126086

FINANCIAL STATEMENTS

The consolidated financial statements of the Company and the financial statements of the separate account have been included in the Statement of Additional Information (SAI). Request an SAI at the number listed in "Contract Overview--Questions: Contacting the Company."

Ernst & Young LLP are the independent auditors for the separate account and for the Company for the year ended December 31, 2002 and 2001. Prior to May 3, 2001, KPMG LLP were the independent auditors for the separate account and for the Company. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements.
ING Income Annuity - 126086

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History ............................................ 2

Variable Annuity Account B.................................................. 2

Offering and Purchase of Contracts.......................................... 3

Performance Data ........................................................... 3

Income Payments............................................................. 7

Sales Material and Advertising ............................................. 8

Independent Auditors ....................................................... 8

Financial Statements of the Separate Account................................ S-1

Financial Statements of ING Life Insurance and Annuity Company and
Subsidiaries ............................................................... F-1

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

ING Income Annuity - 126086

                                   APPENDIX I

                               FIXED DOLLAR OPTION
--------------------------------------------------------------------------------

The following summarizes material information concerning the fixed dollar option. You may choose to allocate all or a portion of your purchase payment to the fixed dollar option. If you choose the fixed dollar option, your income payments will generally remain fixed as specified in your contract over the term of the contract. Your fixed payment may vary due to factors including your selection of an increasing annuity or your election and use of a right to withdraw. In certain cases, you may elect a right to withdraw any remaining guaranteed payments, (see "Withdrawals" in this appendix). Amounts allocated to the fixed dollar option are held in the Company's general account that supports general insurance and annuity obligations.

Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding the fixed dollar option has not been reviewed by the SEC.

PAYMENT OPTIONS

All of the payment options described under "Income Payments" in this prospectus are available for the fixed dollar option. If you allocate all of your purchase payment to the fixed dollar option, you may also elect one of the following features in connection with your fixed income payments:

(A) A CASH REFUND FEATURE. (Only available if you select 100% fixed payments.) With this feature, if the annuitant or both annuitants (as applicable) die, then the beneficiary will receive a lump-sum payment equal to the purchase payment allocated to the fixed dollar option less any premium tax and less the total amount of fixed income payments paid prior to such death. The cash refund feature may be elected only with a "life income" or "life income-two lives" payment option that has no reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect an increasing annuity with this feature.

(B) AN INCREASING ANNUITY. (Only available if you select 100% fixed payments.) With this feature you may elect for your payments to increase by either one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be. This is available with any payment option, except for those with a reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect the cash refund feature with an increasing annuity. This feature is not available under contracts purchased in conjunction with
     Section 457 deferred compensation plans.

FIXED INCOME PAYMENT AMOUNTS

The amount of each payment depends upon (1) the purchase payment that you allocate to the fixed dollar option, less any premium tax, and (2) the payment option and features chosen.

WITHDRAWALS

WITHDRAWAL VALUE--LIFETIME PAYMENT OPTIONS. If you select a lifetime payment option with guaranteed payments and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the contract rate adjusted by the change in the constant maturity ten year Treasury note rate from your contract effective date to the date we calculate the withdrawal value. Any applicable early withdrawal charge will be deducted.

WITHDRAWAL VALUE--NONLIFETIME PAYMENT OPTIONS. If you select a nonlifetime payment option and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the adjusted contract rate. The calculation is presented below. Any applicable early withdrawal charge will be deducted.

ING Income Annuity - 126086

The adjusted contract rate equals (Rate of Return) + WY - IY, where:

RATE OF RETURN is the fixed annuity present value interest rate shown in your contract

WY is the withdrawal yield

IY is the issue yield

WY is determined as follows:

(1) WY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of the withdrawal, of noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the withdrawal duration date.

(2) The withdrawal duration date is the date (month and year) obtained when the withdrawal duration is added to the date of the withdrawal.

(3) Withdrawal duration equals 1 plus the number of whole years from the date of the withdrawal until the final guaranteed payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:

(1) IY is the average of the yields, as published in the Wall Street Journal on the Friday before the later of the contract effective date or the benefit change date shown in your contract, of noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the issue duration date.

(2) The issue duration date (month and year) is obtained when the issue duration is added to the later of the contract effective date or the benefit change date.

(3) Issue duration equals 1 plus the number of whole years from the later of the contract effective date or the benefit change date until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

(4) Benefit change date is the date of the most recent change, if any, of the guaranteed payment period.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract:

SCHEDULE A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

     --------------------------------------------------------------------
                                  Schedule A
     --------------------------------------------------------------------
     NUMBER OF YEARS FROM
     CONTRACT EFFECTIVE DATE*                     EARLY WITHDRAWAL CHARGE
     1 or more, but fewer than 2                            6%
     2 or more, but fewer than 3                            5%
     3 or more, but fewer than 4                            4%
     4 or more, but fewer than 5                            3%
     5 or more, but fewer than 6                            2%
     6 or more, but fewer than 7                            1%
     7 or more                                              0%
     --------------------------------------------------------------------

SCHEDULE B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.

     --------------------------------------------------------------------
                                   Schedule B
     --------------------------------------------------------------------
     NUMBER OF YEARS FROM
     CONTRACT EFFECTIVE DATE*                     EARLY WITHDRAWAL CHARGE
     1 or more, but fewer than 2                            5%
     2 or more, but fewer than 3                            4%
     3 or more, but fewer than 4                            4%
     4 or more, but fewer than 5                            3%
     5 or more, but fewer than 6                            2%
     6 or more, but fewer than 7                            1%
     7 or more                                              0%
     --------------------------------------------------------------------

* For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date.

ING Income Annuity - 126086

The early withdrawal charge, in effect, is a deferred sales charge imposed to reimburse the Company for unrecovered acquisition and distribution costs.

REDUCTION OR ELIMINATION OF THE EARLY WITHDRAWAL CHARGE. We may reduce or eliminate the early withdrawal charge when sales of the contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the early withdrawal charge will be based on one or more of the following criteria:

(a)  The size and type of group of individuals to whom the contract is offered;

(b)  The type and frequency of administrative and sales services to be provided;
     or

(c) Whether there is a prior or existing relationship with the Company such as being an employee or former employee of the Company or one of its affiliate; receiving distributions or making internal transfers from other contracts issued by the Company or one of its affiliates; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the early withdrawal charge will not be unfairly discriminatory against any person.

DEATH BENEFIT

If the annuitant or both annuitants, as applicable, die before all guaranteed payments are paid, payments will continue to the beneficiary in the manner stated in your contract.

PAYMENT OF DEATH BENEFIT. Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules that apply if you have elected to delay your payment start date under a nonqualified annuity and you die before the annuity starting date. A lump-sum payment of any death benefit may be requested within six months following the date of death. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of request in good order. A lump-sum payment may be requested at anytime (even after the six month period) if you had elected the right to withdraw. If a cash refund feature was elected, the death benefit will be paid in one lump sum to the beneficiary.

If the contract holder who is not the annuitant dies, income payments will continue to be paid to the payee in the form specified in the contract. If no payee survives the death of the contract holder, income payments will be made to the annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

DEATH BENEFIT AMOUNT. If you elect a right to withdraw, the death benefit value will be determined as described under "Withdrawal Amount" in this appendix. No early withdrawal charge will apply. If the contract is issued with guaranteed payments and with no right to withdraw, the rate used to determine the value of the remaining guaranteed payments will be the fixed annuity present value interest rate shown in the contract.

The value of the death benefit will be determined as of the next valuation following the Company's receipt at its Customer Service Center of proof of death acceptable to us and a request for payment in good order.

ING Income Annuity - 126086

                                   APPENDIX II

                         DESCRIPTION OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

----------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
----------------------------------------------------------------------------------------------------
FORMER FUND NAME                                    CURRENT FUND NAME
----------------------------------------------------------------------------------------------------
ING MFS Emerging Equities Portfolio                 ING Salomon Brothers Aggressive Growth Portfolio
----------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Portfolio      Janus Aspen Series MidCap Growth Portfolio
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING PARTNERS, INC.
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL        Seeks long-term growth of capital.
  PORTFOLIO (Initial Class)               Invests primarily (at least 65% of
                                          total assets) in the equity securities
  INVESTMENT ADVISER: ING Life            of foreign companies that the
    Insurance and Annuity Company         subadviser believes have high growth
  INVESTMENT SUBADVISER: J.P. Morgan      potential. Will normally invest in
    Fleming Asset Management (London)     securities of at least three different
    Ltd.                                  countries other than the U.S. and will
                                          invest in securities in both developed
                                          and developing markets.
--------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES             Seeks capital appreciation. Invests
  PORTFOLIO (Initial Class)               primarily (at least 65% of net assets)
                                          in common stocks and related
  INVESTMENT ADVISER: ING Life            securities, such as preferred stocks,
    Insurance and Annuity Company         convertible securities and depositary
  INVESTMENT SUBADVISER: Massachusetts    receipts.
    Financial Services Company
--------------------------------------------------------------------------------

ING Income Annuity - 126086

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH    Seeks long-term growth of capital.
  PORTFOLIO (Initial Class) (formerly     Invests primarily (at least 80% of net
  ING MFS Emerging Equities Portfolio)    assets under normal circumstances) in
                                          common stocks and related securities,
  INVESTMENT ADVISER: ING Life            such as preferred stocks, convertible
    Insurance and Annuity Company         securities and depositary receipts, of
  INVESTMENT SUBADVISER: Salomon          emerging growth companies.
    Brothers Asset Management Inc
--------------------------------------------------------------------------------
ING T. ROWE PRICE GROWTH EQUITY           Seeks long-term capital growth, and
  PORTFOLIO (Initial Class)               secondarily, increasing dividend
                                          income. Invests primarily (at least
  INVESTMENT ADVISER: ING Life            80% of net assets under normal
    Insurance and Annuity Company         circumstances) in the common stocks.
  INVESTMENT SUBADVISER: T. Rowe Price    Concentrates its investments in growth
    Associates, Inc.                      companies. Investments in foreign
                                          securities are limited to 30% of total
                                          assets.
--------------------------------------------------------------------------------
ING VARIABLE FUNDS, INC.
--------------------------------------------------------------------------------
ING VP GROWTH AND INCOME PORTFOLIO        Seeks to maximize total return through
  (Class R)                               investments in a diversified portfolio
                                          of common stocks and securities
  INVESTMENT ADVISER: ING Investments,    convertible into common stock. Under
    LLC                                   normal market conditions, invests at
  INVESTMENT SUBADVISER: Aeltus           least 65% of total assets in common
    Investment Management, Inc.           stocks that the Portfolio's subadviser
                                          believes have significant potential
                                          for capital appreciation or income
                                          growth or both.
--------------------------------------------------------------------------------
ING STRATEGIC ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED      Seeks to provide total return (i.e.,
  PORTFOLIO (Class R)                     income and capital appreciation, both
                                          realized and unrealized). Managed for
  INVESTMENT ADVISER: ING Investments,    investors seeking a balance between
    LLC                                   income and capital appreciation who
  INVESTMENT SUBADVISER: Aeltus           generally have an investment horizon
    Investment Management, Inc.           exceeding ten years and a moderate
                                          level of risk tolerance. Under normal
                                          market conditions, allocates assets
                                          among several classes of equities,
                                          fixed-income securities (including up
                                          to 15% of total assets in high-yield
                                          instruments) and money market
                                          instruments. The benchmark portfolio
                                          is 60% equities, 35% fixed income and
                                          5% money market instruments under
                                          neutral market conditions.
--------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION GROWTH        Seeks to provide capital appreciation.
  PORTFOLIO (Class R)                     Managed for investors seeking capital
                                          appreciation who generally have an
  INVESTMENT ADVISER: ING Investments,    investment horizon exceeding 15 years
    LLC                                   and a high level of risk tolerance.
  INVESTMENT SUBADVISER: Aeltus           Under normal market conditions,
    Investment Management, Inc.           allocates assets among several classes
                                          of equities, fixed-income securities
                                          (including up to 15% of total assets
                                          in high-yield instruments) and money
                                          market instruments. The benchmark
                                          portfolio is 80% equities and 20%
                                          fixed income under neutral market
                                          conditions.
--------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION INCOME        Seeks to provide total return
  PORTFOLIO (Class R)                     consistent with preservation of
                                          capital. Managed for investors
  INVESTMENT ADVISER: ING Investments,    primarily seeking total return
    LLC                                   consistent with capital preservation
  INVESTMENT SUBADVISER: Aeltus           who generally have an investment
    Investment Management, Inc.           horizon exceeding five years and a low
                                          level of risk tolerance. Under normal
                                          market conditions, allocates assets
                                          among several classes of equities,
                                          fixed-income securities (including up
                                          to 15% of total assets in high-yield
                                          instruments) and money market
                                          instruments. The benchmark portfolio
                                          is 35% equities, 55% fixed income and
                                          10% money market instruments under
                                          neutral market conditions.
--------------------------------------------------------------------------------

ING Income Annuity - 126086

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
ING VP GROWTH PORTFOLIO (Class R)         Seeks growth of capital through
                                          investment in a diversified portfolio
  INVESTMENT ADVISER: ING Investments,    consisting primarily of common stocks
    LLC                                   and securities convertible into common
  INVESTMENT SUBADVISER: Aeltus           stocks believed to offer growth
    Investment Management, Inc.           potential. Under normal market
                                          conditions, invests at least 65% of
                                          total assets in common stocks and
                                          securities convertible into common
                                          stock.
--------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO      Seeks to outperform the total return
  (Class R)                               performance of the Standard & Poor's
                                          500 Composite Index (S&P 500), while
  INVESTMENT ADVISER: ING Investments,    maintaining a market level of risk.
    LLC                                   Invests at least 80% of net assets in
  INVESTMENT SUBADVISER: Aeltus           stocks included in the S&P 500. The
    Investment Management, Inc.           subadviser's objective is to
                                          overweight those stocks in the S&P 500
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 500 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO     Seeks long-term capital growth
  (Class R)                               primarily through investment in a
                                          diversified portfolio of common stocks
  INVESTMENT ADVISER: ING Investments,    principally traded in countries
    LLC                                   outside of the United States. The
  INVESTMENT SUBADVISER: Aeltus           Portfolio will not target any given
    Investment Management, Inc.           level of current income. Under normal
                                          market conditions, invests at least
                                          80% of assets in equity securities and
                                          at least 65% of its assets will
                                          normally be invested in securities
                                          principally traded in three or more
                                          countries outside of the U.S. These
                                          securities may include common stocks
                                          as well as securities convertible into
                                          common stock.
--------------------------------------------------------------------------------
ING VP SMALL COMPANY PORTFOLIO (Class R)  Seeks growth of capital primarily through investment in a diversified
  INVESTMENT ADVISER: ING Investments,    portfolio of common stocks and
    LLC                                   securities convertible into common
  INVESTMENT SUBADVISER: Aeltus           stocks of companies with smaller
    Investment Management, Inc.           market capitalizations. Under normal
                                          market conditions, invests at least
                                          80% of net assets in common stocks and
                                          securities convertible into common
                                          stock of small-capitalization
                                          companies, defined as: 1) the 2,000
                                          smallest of the 3,000 largest U.S.
                                          companies (as measured by market
                                          capitalization); 2) all companies not
                                          included above that are included in
                                          the Standard & Poor's SmallCap 600
                                          Index or the Russell 2000 Index; and
                                          3) companies with market
                                          capitalizations lower than companies
                                          included in the first two categories.
--------------------------------------------------------------------------------
ING VARIABLE PRODUCT PORTFOLIOS
--------------------------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.           Seeks to maximize investment return,
  (Class R)                               consistent with reasonable safety of
                                          principal, by investing in a
  INVESTMENT ADVISER: ING Investments,    diversified portfolio of one or more
    LLC                                   of the following asset classes:
  INVESTMENT SUBADVISER: Aeltus           stocks, bonds and cash equivalents,
    Investment Management, Inc.           based on the judgment of the
                                          Portfolio's management, of which of
                                          those sectors or mix thereof offers
                                          the best investment prospects.
                                          Typically, maintains approximately 60%
                                          of total assets in equities and
                                          approximately 40% of total assets in
                                          debt (including money market
                                          instruments). The Portfolio may invest
                                          up to 15% of total assets in
                                          high-yield instruments.
--------------------------------------------------------------------------------
ING VP BOND PORTFOLIO (Class R)           Seeks to maximize total return as is
                                          consistent with reasonable risk,
  INVESTMENT ADVISER: ING Investments,    through investment in a diversified
    LLC                                   portfolio consisting of debt
  INVESTMENT SUBADVISER: Aeltus           securities. Under normal market
    Investment Management, Inc.           conditions, invests at least 80% of
                                          net assets in high-grade corporate
                                          bonds, mortgage-related and other
                                          asset-backed securities, and
                                          securities issued or guaranteed by the
                                          U.S. Government, its agencies or
                                          instrumentalities. The Portfolio may
                                          invest up to 15% of total assets in
                                          high-yield instruments and up to 25%
                                          of total assets in foreign debt
                                          securities.
--------------------------------------------------------------------------------

ING Income Annuity - 126086

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO (Class R)   Seeks to provide high current return,
                                          consistent with preservation of
  INVESTMENT ADVISER: ING Investments,    capital and liquidity, through
    LLC                                   investment in high-quality money
  INVESTMENT SUBADVISER: Aeltus           market instruments. Invests in a
    Investment Management, Inc.           diversified portfolio of high-quality
                                          fixed income securities denominated in
                                          U.S. dollars, with short remaining
                                          maturities. THERE IS NO GUARANTEE THAT
                                          THE ING VP MONEY MARKET SUBACCOUNT
                                          WILL HAVE A POSITIVE OR LEVEL RETURN.
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND        Seeks growth of capital. Seeks to meet
  PORTFOLIO (Class I)                     its objective by investing principally
                                          in common stocks of companies the
  INVESTMENT ADVISER: A I M Advisors,     portfolio managers believe are likely
    Inc.                                  to benefit from new or innovative
                                          products, services or processes as
                                          well as those that have experienced
                                          above-average, long-term growth in
                                          earnings and have excellent prospects
                                          for future growth.
--------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND (Class I)       Seeks growth of capital. Seeks to meet
                                          its objective by investing, normally,
  INVESTMENT ADVISER: A I M Advisors,     at least 80% of net assets in equity
    Inc.                                  securities, including convertible
                                          securities, of established companies
                                          that have long-term above-average
                                          growth in earnings, and growth
                                          companies that the portfolio managers
                                          believe have the potential for
                                          above-average growth in earnings.
--------------------------------------------------------------------------------
AIM V.I. GROWTH FUND (Class I)            Seeks growth of capital. Seeks to meet
                                          its investment objective by investing
  INVESTMENT ADVISER: A I M Advisors,     principally in seasoned and better
    Inc.                                  capitalized companies considered to
                                          have strong earnings momentum.
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND PORTFOLIO    Seeks to achieve long-term growth of
  (Class I)                               capital with a secondary objective of
                                          income. Seeks to meet its objectives
  INVESTMENT ADVISER: A I M Advisors,     by investing, normally, at least 80%
    Inc.                                  of net assets in equity securities,
                                          including convertible securities.
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
--------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO     Seeks a high level of current income
  (Class I)                               while also considering growth of
                                          capital. Normally invests primarily in
  INVESTMENT ADVISER: Fidelity            income-producing debt securities,
    Management & Research Company         preferred stocks and convertible
  INVESTMENT SUBADVISER: Fidelity         securities, with an emphasis on
    Management & Research (U.K.) Inc.;    lower-quality debt securities.
    Fidelity Management & Research
    (Far East) Inc.; Fidelity
    Investments Japan Limited; FMR
    Co., Inc.
--------------------------------------------------------------------------------
JANUS ASPEN SERIES
--------------------------------------------------------------------------------
JANUS ASPEN SERIES - GROWTH PORTFOLIO     Seeks long-term growth of capital in a
  (Class I)                               manner consistent with the
                                          preservation of capital. Invests
  INVESTMENT ADVISER: Janus Capital       primarily in common stocks selected
                                          for their growth potential. Although
                                          it can invest in companies of any
                                          size, it generally invests in larger,
                                          more established companies.
--------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH       Seeks long-term growth of capital in a
  PORTFOLIO (Class I)                     manner consistent with the
                                          preservation of capital. Invests
  INVESTMENT ADVISER: Janus Capital       primarily in common stocks of
                                          companies of any size located
                                          throughout the world. Normally invests
                                          in issuers from at least five
                                          different countries, including the
                                          United States. May at times invest in
                                          fewer than five countries or even in a
                                          single country.
--------------------------------------------------------------------------------

ING Income Annuity - 126086

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA     Seeks capital appreciation by
                                          investing in "growth type" companies.
  INVESTMENT ADVISER:                     Invests mainly in equity securities,
    OppenheimerFunds, Inc.                such as common stocks and can invest
                                          in other equity securities, such as
                                          preferred stocks and securities
                                          convertible into common stocks.
--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA(R)        Seeks high total return (which
                                          includes growth in the value of its
  INVESTMENT ADVISER:                     shares as well as current income) from
    OppenheimerFunds, Inc.                equity and debt securities. Invests
                                          mainly in common stocks of U.S.
                                          companies, and can also invest in
                                          other equity securities such as
                                          preferred stocks and securities
                                          convertible into common stocks.
--------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA        Seeks a high level of current income
                                          principally derived from interest on
  INVESTMENT ADVISER:                     debt securities. Invests mainly in
    OppenheimerFunds, Inc.                debt securities of issuers in three
                                          market sectors: foreign governments
                                          and companies, U.S. Government
                                          securities, and lower-grade high-yield
                                          securities of U.S. and foreign
                                          companies.
--------------------------------------------------------------------------------

ING Income Annuity - 126086

                                  APPENDIX III
                        Condensed Financial Information
--------------------------------------------------------------------------------

                                    TABLE I
                    ASSUMED ANNUAL NET RETURN RATE OF 5.00%
               (Selected data for annuity and accumulation units
                      outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 2002 is derived from accumulation unit values included in the financial statements of the separate account, which have been audited by Ernst & Young LLP, independent auditors. The condensed financial information presented below for each of the periods in the four-year period ended December 31, 2000 (as applicable), is derived from accumulation unit values included in the financial statements of the separate account, which have been audited by other auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2002 are included in the Statement of Additional Information. The unaudited annuity unit values shown below are derived from the audited accumulation unit values and reflect the application of a factor corresponding to the assumed annual net return rate of 5.00%. See "Calculating Variable Income Payments" for more information. Only those subaccounts with annuity units outstanding at the end of the period are listed below.

                                                                            (unaudited)
                                                -------------------------------------------------------------------
                                                  2002        2001        2000        1999        1998        1997
                                                  ----        ----        ----        ----        ----        ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                     $9.397     $13.026     $15.541     $12.190(1)
Value at end of period                           $6.686      $9.397     $13.026     $15.541

AIM V.I. CORE EQUITY FUND
Value at beginning of period                     $8.467     $11.669     $14.516     $12.546(1)
Value at end of period                           $6.723      $8.467     $11.669     $14.516

AIM V.I. GROWTH FUND
Value at beginning of period                     $6.849     $11.015     $14.726     $12.229(1)
Value at end of period                           $4.446      $6.849     $11.015     $14.726

AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                     $8.940     $10.873     $13.942     $12.716(1)
Value at end of period                           $5.864      $8.940     $10.873     $13.942

FIDELITY(R) VIP HIGH INCOME PORTFOLIO
Value at beginning of period                     $5.575      $6.715      $9.207      $9.052     $10.060     $10.058(1)
Value at end of period                           $5.424      $5.575      $6.715      $9.207      $9.052     $10.060

ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                     $8.974     $13.058     $17.263     $11.587     $11.992(1)
Value at end of period                           $6.914      $8.974     $13.058     $17.263     $11.587

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                    $12.829     $18.128     $20.438     $14.605     $12.253     $12.132(2)
Value at end of period                           $8.427     $12.829     $18.128     $20.438     $14.605     $12.253

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                     $7.926     $11.268     $16.818     $11.852      $9.719      $9.885(2)
Value at end of period                           $4.823      $7.926     $11.268     $16.818     $11.852      $9.719

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                    $10.581     $12.531     $13.325     $11.582     $11.014(2)
Value at end of period                           $7.633     $10.581     $12.531     $13.325     $11.582

ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                    $15.664     $16.269     $17.390     $16.276     $14.800     $13.209(3)
Value at end of period                          $13.214     $15.664     $16.269     $17.390     $16.276     $14.800

ING VP BOND PORTFOLIO
Value at beginning of period                    $20.125     $10.790     $10.460     $11.205     $11.017     $10.990(4)
Value at end of period                          $20.506     $20.125     $10.790     $10.460     $11.205     $11.017

ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                    $34.644     $17.537     $20.937     $18.959     $17.607     $15.123(3)
Value at end of period                          $24.440     $34.644     $17.537     $20.937     $18.959     $17.607

ING VP GROWTH PORTFOLIO
Value at beginning of period                    $12.154     $17.719     $21.391     $16.827     $13.015     $13.538(1)
Value at end of period                           $8.123     $12.154     $17.719     $21.391     $16.827     $13.015

ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                    $12.299     $15.139     $17.763     $15.195     $12.277     $10.848(5)
Value at end of period                           $9.077     $12.299     $15.139     $17.763     $15.195     $12.277

ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                     $8.142     $11.352     $15.145     $11.664(2)
Value at end of period                           $5.615      $8.142     $11.352     $15.145

ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                     $9.581      $9.801      $9.793      $9.910      $9.991      $9.995(1)
Value at end of period                           $9.157      $9.581      $9.801      $9.793      $9.910      $9.991

ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                    $15.292     $15.634     $15.571     $12.654     $13.308     $13.322(1)
Value at end of period                          $11.041     $15.292     $15.634     $15.571     $12.654     $13.308

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period                     $8.721      $9.971     $10.555     $10.182     $10.223     $10.032(1)
Value at end of period                           $7.420      $8.721      $9.971     $10.555     $10.182     $10.223

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                     $8.938      $8.654(1)
Value at end of period                           $7.250      $8.938

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                    $10.104     $11.004     $11.160     $11.080     $11.017     $10.264(3)
Value at end of period                           $9.090     $10.104     $11.004     $11.160     $11.080     $11.017

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                    $11.385     $16.084     $20.008     $14.775     $11.580     $10.433(6)
Value at end of period                           $7.870     $11.385     $16.084     $20.008     $14.775     $11.580

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                    $12.801     $17.547     $22.117     $14.300     $11.794     $10.638(3)
Value at end of period                           $8.969     $12.801     $17.547     $22.117     $14.300     $11.794

OPPENHEIMER AGGRESSIVE GROWTH FUND  VA
Value at beginning of period                     $7.590     $11.744     $14.519     $10.119(2)
Value at end of period                           $5.155      $7.590     $11.744     $14.519

OPPENHEIMER MAIN STREET FUND  VA
Value at beginning of period                     $7.419      $8.782     $10.232      $9.661(3)
Value at end of period                           $5.666      $7.419      $8.782     $10.232

OPPENHEIMER STRATEGIC BOND FUND  VA
Value at beginning of period                     $8.976      $9.103      $9.428      $9.749     $10.152(3)
Value at end of period                           $9.071      $8.976      $9.103      $9.428      $9.749

Footnote for period ended December 31, 2001:
(1) Funds were first received in this option during November 2001. Footnotes for period ended December 31, 1999:
(1)  Funds were first received in this option during May 1999.
(2)  Funds were first received in this option during August 1999.
(3) Funds were first received in this option during September 1999. Footnotes for period ended December 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during July 1998.
(3) Funds were first received in this option during February 1998. Footnotes for period ended December 31, 1997:
(1)  Funds were first received in this option during December 1997.
(2)  Funds were first received in this option during November 1997.
(3)  Funds were first received in this option during January 1997.
(4)  Funds were first received in this option during October 1997.
(5)  Funds were first received in this option during May 1997.
(6)  Funds were first received in this option during March 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE II
                    ASSUMED ANNUAL NET RETURN RATE OF 3.50%
               (Selected data for annuity and accumulation units
                      outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 2002 is derived from accumulation unit values included in the financial statements of the separate account, which have been audited by Ernst & Young LLP, independent auditors. The condensed financial information presented below for each of the periods in the four-year period ended December 31, 2000 (as applicable), is derived from accumulation unit values included in the financial statements of the separate account, which have been audited by other auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2002 are included in the Statement of Additional Information. The unaudited annuity unit values shown below are derived from the audited accumulation unit values and reflect the application of a factor corresponding to the assumed annual net return rate of 3.50%. See "Calculating Variable Income Payments" for more information. Only those subaccounts with annuity units outstanding at the end of the period are listed below.

                                                                            (unaudited)
                                                -------------------------------------------------------------------
                                                  2002        2001        2000        1999        1998        1997
                                                  ----        ----        ----        ----        ----        ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                     $9.836     $13.438     $18.828(1)
Value at end of period                           $7.099      $9.836     $13.438

AIM V.I. CORE EQUITY FUND
Value at beginning of period                     $8.863     $12.038     $14.763     $11.979(1)
Value at end of period                           $7.139      $8.863     $12.038     $14.763

AIM V.I. GROWTH FUND
Value at beginning of period                     $7.168     $11.364     $14.976     $12.703(2)
Value at end of period                           $4.721      $7.168     $11.364     $14.976

AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                     $9.357     $11.217     $14.178     $12.215(3)
Value at end of period                           $6.227      $9.357     $11.217     $14.178

FIDELITY(R) VIP HIGH INCOME PORTFOLIO
Value at beginning of period                     $5.916      $7.024      $9.494      $9.201     $10.483(1)
Value at end of period                           $5.839      $5.916      $7.024      $9.494      $9.201

ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                     $9.523     $13.659     $17.801     $11.777     $11.433(2)
Value at end of period                           $7.444      $9.523     $13.659     $17.801     $11.777

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                    $13.834     $19.267     $21.414     $15.084     $12.474     $12.335(1)
Value at end of period                           $9.219     $13.834     $19.267     $21.414     $15.084     $12.474

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                     $8.547     $11.976     $17.621     $12.241      $9.894     $10.050(1)
Value at end of period                           $5.276      $8.547     $11.976     $17.621     $12.241      $9.894

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                    $11.192     $13.064     $13.694     $11.733     $11.154(3)
Value at end of period                           $8.191     $11.192     $13.064     $13.694     $11.733

ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                    $18.495     $17.774     $18.730     $17.280     $15.488     $13.448(2)
Value at end of period                          $15.829     $18.495     $17.774     $18.730     $17.280     $15.488

ING VP BOND PORTFOLIO
Value at beginning of period                    $30.129     $11.788     $11.266     $11.896     $11.529     $11.087(2)
Value at end of period                          $31.145     $30.129     $11.788     $11.266     $11.896     $11.529

ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                    $69.952     $19.160     $22.550     $20.128     $18.426     $15.431(3)
Value at end of period                          $50.064     $69.952     $19.160     $22.550     $20.128     $18.426

ING VP GROWTH PORTFOLIO
Value at beginning of period                    $13.006     $18.688     $22.240     $17.245     $14.972(1)
Value at end of period                           $8.818     $13.006     $18.688     $22.240     $17.245

ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                    $13.160     $15.967     $18.467     $15.572     $12.402     $11.263(4)
Value at end of period                           $9.854     $13.160     $15.967     $18.467     $15.572     $12.402

ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                     $8.612     $11.835     $15.565     $10.780     $10.413(2)
Value at end of period                           $6.025      $8.612     $11.835     $15.565     $10.780

ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                    $10.167     $10.252     $10.098     $10.073     $10.044(4)
Value at end of period                           $9.859     $10.167     $10.252     $10.098     $10.073

ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                    $16.362     $16.488     $16.189     $12.968     $13.444     $12.930(5)
Value at end of period                          $11.986     $16.362     $16.488     $16.189     $12.968     $13.444

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period                     $9.256     $10.429     $10.883     $10.350     $10.242     $10.108(6)
Value at end of period                           $7.989      $9.256     $10.429     $10.883     $10.350     $10.242

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                     $9.355     $11.085     $11.298(2)
Value at end of period                           $7.698      $9.355     $11.085

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                    $10.882     $11.681     $11.678     $11.429     $11.201     $10.372(7)
Value at end of period                           $9.932     $10.882     $11.681     $11.678     $11.429     $11.201

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                    $12.278     $17.095     $20.968     $15.260     $11.789     $10.481(2)
Value at end of period                           $8.609     $12.278     $17.095     $20.968     $15.260     $11.789

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                    $13.804     $18.650     $23.174     $14.769     $12.007     $10.576(3)
Value at end of period                           $9.812     $13.804     $18.650     $23.174     $14.769     $12.007

OPPENHEIMER AGGRESSIVE GROWTH FUND  VA
Value at beginning of period                     $7.862     $11.990     $14.612      $9.670(4)
Value at end of period                           $5.417      $7.862     $11.990     $14.612

OPPENHEIMER MAIN STREET FUND  VA
Value at beginning of period                     $7.685      $8.966     $10.298      $9.250(5)
Value at end of period                           $5.954      $7.685      $8.966     $10.298

OPPENHEIMER STRATEGIC BOND FUND  VA
Value at beginning of period                     $9.526      $9.522      $9.722      $9.909     $10.180(1)
Value at end of period                           $9.766      $9.526      $9.522      $9.722      $9.909

Footnotes for period ended December 31, 2000:
(1)  Funds were first received in this option during March 2000.
(2) Funds were first received in this option during July 2000. Footnotes for period ended December 31, 1999:
(1)  Funds were first received in this option during April 1999.
(2)  Funds were first received in this option during May 1999.
(3)  Funds were first received in this option during June 1999.
(4)  Funds were first received in this option during October 1999.
(5) Funds were first received in this option during September 1999. Footnotes for period ended December 31, 1998:
(1)  Funds were first received in this option during March 1998.
(2)  Funds were first received in this option during November 1998.
(3)  Funds were first received in this option during December 1998.
(4) Funds were first received in this option during July 1998. Footnotes for period ended December 31, 1997:
(1)  Funds were first received in this option during November 1997.
(2)  Funds were first received in this option during March 1997.
(3)  Funds were first received in this option during January 1997.
(4)  Funds were first received in this option during October 1997.
(5)  Funds were first received in this option during August 1997.
(6)  Funds were first received in this option during December 1997.
(7)  Funds were first received in this option during February 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE III
              FOR THE FIVE YEAR GUARANTEED MINIMUM INCOME FEATURE
               (Selected data for annuity and accumulation units
                      outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 2002 is derived from accumulation unit values included in the financial statements of the separate account, which have been audited by Ernst & Young LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2002 are included in the Statement of Additional Information. The unaudited annuity unit values shown below are derived from the audited accumulation unit values and reflect the application of a factor corresponding to the assumed annual net return rate of 3.50%. See "Calculating Variable Income Payments" for more information. Only those subaccounts with annuity units outstanding at the end of the period are listed below.

                                                    (unaudited)
                                                -------------------
                                                  2002        2001
                                                  ----        ----
AIM V.I. CORE EQUITY FUND
Value at beginning of period                     $6.163      $6.251(1)
Value at end of period                           $4.723      $6.163

FIDELITY(R) VIP HIGH INCOME PORTFOLIO
Value at beginning of period                     $6.959(1)
Value at end of period                           $6.832
Number of accumulation units
  outstanding at end of period

ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                     $8.902      $9.071(2)
Value at end of period                           $7.256      $8.902

ING VP BOND PORTFOLIO
Value at beginning of period                    $11.057     $10.769(3)
Value at end of period                          $10.845     $11.057

ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                     $8.148      $9.065(3)
Value at end of period                           $5.552      $8.148

ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                    $10.280     $10.233(3)
Value at end of period                           $9.448     $10.280

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period                     $8.530(2)
Value at end of period                           $7.195
Number of accumulation units
  outstanding at end of period

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                     $8.010(2)
Value at end of period                           $6.438
Number of accumulation units
  outstanding at end of period

OPPENHEIMER MAIN STREET FUND  VA
Value at beginning of period                     $7.802      $8.361(3)
Value at end of period                           $5.770      $7.802

OPPENHEIMER STRATEGIC BOND FUND  VA
Value at beginning of period                    $10.167      $9.915(2)
Value at end of period                           $9.882     $10.167

Footnotes for period ended December 31, 2002:
(1)  Funds were first received in this option during January 2002.
(2) Funds were first received in this option during April 2002. Footnotes for period ended December 31, 2001:
(1)  Funds were first received in this option during November 2001.
(2)  Funds were first received in this option during July 2001.
(3)  Funds were first received in this option during June 2001.


ING Income Annuity - 126086

                          FOR MASTER APPLICATIONS ONLY
--------------------------------------------------------------------------------


I hereby acknowledge receipt of an Account B ING Income Annuity prospectus dated May 1, 2003.

_____ Please send an Account B Statement of Additional Information dated May 1,
      2003.



--------------------------------------------------------------------------------
                           CONTRACT HOLDER'S SIGNATURE


--------------------------------------------------------------------------------
                                      DATE


ING Income Annuity - 126086

                                     PART B

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

                               ING INCOME ANNUITY

           A Fixed and Variable, Single Premium, Group or Individual,
                           Immediate Annuity Contract

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the separate account) dated May 1, 2003.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling our Service Center at

                             Customer Service Center
                                  P.O. Box 9271
                            Des Moines, IA 50306-9271
                                 1-800-366-0066

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                                    TABLE OF CONTENTS

                                                                           PAGE

     General Information and History.......................................   2
     Variable Annuity Account B............................................   2
     Offering and Purchase of Contract.....................................   3
     Performance Data......................................................   3
          General..........................................................   3
          Average Annual Total Return Quotations...........................   4
     Income Payments.......................................................   7
     Sales Material and Advertising........................................   8
     Independent Auditors..................................................   8
     Financial Statements of the Separate Account.......................... S-1
     Financial Statements of ING Life Insurance and
          Annuity Company and Subsidiaries................................. F-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2002, the Company (ING Life Insurance and Annuity Company) and its subsidiary life company had $44 billion invested through their products, including $28 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $18 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 2001. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

                        OFFERING AND PURCHASE OF CONTRACT

The Company's subsidiary, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002, known as Aetna

Investment Services, LLC) serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial or of other registered broker-dealers who have entered into sales arrangements with ING Financial. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the section entitled "Purchase."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contract. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized returns"), as well as "non-standardized returns," both of which are described below.

The standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts available under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

                            TR = ((ERV/P)^(1/N)) - 1
Where:

     TR = The standardized returns net of subaccount recurring charges.
     ERV = The ending redeemable value of the hypothetical account at the end of the period.
     P = A hypothetical initial payment of $1,000.
     N = The number of years in the period.

The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (e.g., 1.25% mortality and expense risk charges, 1.00% guaranteed minimum income charge, as applicable, and an early withdrawal charge of 7% grading down to 0% after seven years). These charges will be deducted on a pro rata basis in the case of fractional periods.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge. The deduction of the early withdrawal charge would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED
The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2002 for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges. Also reflected in both tables is the guaranteed minimum income charge as it applies to ING VP Index Plus LargeCap Portfolio. As reflected in the tables, this charge only applies when the guaranteed minimum income feature is selected.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Emerging Equities Portfolio (Initial Class), ING Scudder International Growth Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance of the ING Partners, Inc. (IPI) portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                                        ------------------------------------------------------------------------
                                                                                                                    DATE
                                                                                                                CONTRIBUTIONS
                                                                                 STANDARDIZED                  FIRST RECEIVED
                                                                                                                  UNDER THE
                                                                                                              SEPARATE ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SINCE
                      SUBACCOUNT                           1 YEAR       5 YEAR        10 YEAR     INCEPTION*
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)             (29.79%)                                 (2.67%)       10/02/1998
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I)                      (21.64%)                                 (2.52%)       10/02/1998
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series I)                           (35.93%)                                (11.33%)       10/02/1998
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series I)                   (35.26%)                                 (4.65%)       10/02/1998
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP High Income Portfolio (Initial Class)       (3.98%)      (7.58%)                    (0.50%)       06/30/1995
--------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio (Initial     (23.96%)      (3.53%)                    (3.23%)       11/28/1997
Class)
--------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/ING JPMorgan Fleming           (23.96%)      (3.53%)        4.29%
International(1)
--------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio (Initial Class)   (35.18%)      (2.98%)                    (2.65%)       11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/ING MFS Capital               (35.18%)      (2.98%)        4.27%
Opportunities(1)
--------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio          (39.95%)      (9.11%)                    (9.18%)       11/28/1997
(Initial Class)
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ING Salomon Brothers             (39.95%)      (9.11%)                    (0.39%)       09/30/1993
Aggressive Growth(1)
--------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Growth Equity Portfolio (Initial        (28.80%)      (0.22%)                     0.18%        11/28/1997
Class)
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/ING T. Rowe Price Growth            (28.80%)      (0.22%)                     8.16%        02/28/1995
Equity(1)
--------------------------------------------------------------------------------------------------------------------------------
ING VP Balanced Portfolio, Inc. (Class R)(2)              (16.74%)       0.87%         7.00%
--------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class R)(2)                          0.56%        5.00%         5.52%
--------------------------------------------------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio (Class R)(2)           (30.38%)      (7.58%)        3.86%
--------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Portfolio (Class R)                         (34.04%)      (4.84%)                    (1.32%)       05/30/1997
--------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class R)            (27.16%)      (1.56%)                     4.24%        10/31/1996
--------------------------------------------------------------------------------------------------------------------------------
ING VP International Equity Portfolio (Class R)           (31.94%)                                (10.48%)       05/05/1998
--------------------------------------------------------------------------------------------------------------------------------
ING VP Money Market Portfolio (Class R)(2)(3)              (5.67%)       2.76%         3.35%
--------------------------------------------------------------------------------------------------------------------------------
ING VP Small Company Portfolio (Class R)                  (28.74%)       0.74%                      4.10%        05/30/1997
--------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Balanced Portfolio (Class R)  (16.03%)      (1.92%)                     3.89%        08/31/1995
--------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Growth Portfolio (Class R)    (19.95%)      (3.62%)                     3.55%        08/31/1995
--------------------------------------------------------------------------------------------------------------------------------

                                       4

                                                        ------------------------------------------------------------------------
                                                                                                                    DATE
                                                                                                                CONTRIBUTIONS
                                                                                 STANDARDIZED                  FIRST RECEIVED
                                                                                                                  UNDER THE
                                                                                                              SEPARATE ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SINCE
                      SUBACCOUNT                           1 YEAR       5 YEAR        10 YEAR     INCEPTION*
--------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Income Portfolio (Class R)    (11.21%)       0.62%                      4.75%        08/31/1995
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)       (31.78%)      (3.21%)                     5.68%        07/29/1994
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional     (30.85%)      (1.00%)                     8.29%        04/28/1995
Shares)
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                     (32.97%)      (3.51%)                    (1.51%)       05/30/1997
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA                           (24.63%)      (4.84%)                    (1.36%)       05/30/1997
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                         (0.27%)       2.40%                      3.11%        05/30/1997
--------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

(2) These funds have been available through the separate account for more than ten years.

(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.16%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.

                                                            ------------------------------------------------------------------------
                                                                                                                      FUND INCEPTION
                                                                             NON-STANDARDIZED                               DATE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              SINCE
                      SUBACCOUNT                                 1 YEAR    3 YEARS     5 YEARS    10 YEARS  INCEPTION**
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                   (25.30%)   (20.74%)     (3.48%)                 5.99%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I)                            (16.64%)   (18.77%)     (2.17%)                 6.52%     05/02/1994
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series I)                                 (31.84%)   (29.57%)     (9.17%)                 2.52%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series I)                         (31.13%)   (20.57%)     (3.41%)                 6.50%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP High Income Portfolio (Initial Class) (1)          2.15%    (11.99%)     (7.21%)      2.17%
------------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio (Initial           (19.10%)   (22.61%)     (3.14%)                (2.80%)    11/28/1997
Class)
------------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/ING JPMorgan Fleming                 (19.10%)   (22.61%)     (3.14%)      4.29%
International (2)
------------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio (Initial Class)         (31.04%)   (21.86%)     (2.58%)                (2.29%)    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/ING MFS Capital                     (31.04%)   (21.86%)     (2.59%)      4.27%
Opportunities (2)
------------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio                (36.12%)   (30.77%)     (8.74%)                (8.81%)    11/28/1997
(Initial Class)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ING Salomon Brothers                   (36.12%)   (30.77%)     (8.74%)      0.56%
Aggressive Growth(2)
------------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Growth Equity Portfolio (Initial              (24.25%)   (12.81%)      0.18%                  0.55%     11/28/1997
Class)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/ING T. Rowe Price Growth                  (24.26%)   (12.81%)      0.18%       8.85%
Equity(2)
------------------------------------------------------------------------------------------------------------------------------------
ING VP Balanced Portfolio, Inc. (Class R)(1)                    (11.43%)    (6.30%)      1.28%       7.00%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class R)(1)                                6.98%      7.54%       5.42%       5.52%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio (Class R)(1)                 (25.93%)   (19.34%)     (7.21%)      3.86%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Portfolio (Class R)                               (29.83%)   (23.98%)     (4.46%)                 0.99%     12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class R)                  (22.51%)   (16.07%)     (1.16%)                 5.04%     09/16/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP International Equity Portfolio (Class R)                 (27.60%)   (24.63%)     (5.55%)                (5.03%)    12/22/1997
------------------------------------------------------------------------------------------------------------------------------------
ING VP Money Market Portfolio (Class R)(1)(3)                     0.35%      2.66%       3.18%       3.35%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Small Company Portfolio (Class R)                        (24.19%)    (6.38%)      1.14%                  6.04%     12/27/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Balanced Portfolio (Class R)        (10.67%)    (6.65%)     (1.52%)                 4.30%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Growth Portfolio (Class R)          (14.84%)    (9.97%)     (3.23%)                 4.05%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Income Portfolio (Class R)           (5.54%)    (1.95%)      1.03%                  5.03%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)             (27.43%)   (23.08%)     (2.82%)                 5.56%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional           (26.43%)   (22.29%)     (0.60%)                 9.02%     09/13/1993
Shares)
------------------------------------------------------------------------------------------------------------------------------------

                                       5

                                                            ------------------------------------------------------------------------
                                                                                                                      FUND INCEPTION
                                                                             NON-STANDARDIZED                               DATE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              SINCE
                      SUBACCOUNT                                 1 YEAR    3 YEARS     5 YEARS    10 YEARS  INCEPTION**
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA(1)                        (28.70%)   (24.86%)     (3.12%)      5.31%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA                                 (19.81%)   (13.78%)     (4.45%)                 7.32%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                6.10%      3.64%       2.81%                  4.48%     05/03/1993
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.16%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.

                                 INCOME PAYMENTS

Your variable income payments will fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected subaccount(s). The first income payment and subsequent income payments also vary depending upon the assumed annual net return rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income payment, but subsequent income payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

A fixed number of annuity units is determined in each of the designated subaccounts on the contract effective date. The number of annuity units, which generally does not change thereafter, is calculated by dividing (a) by (b), where (a) is the amount of the income payment as if the payment was calculated as of the contract effective date, and (b) is the annuity unit value for that investment option on the contract effective date. The first payment will be calculated as of the tenth valuation before the payment due date, which depends upon the payment frequency you have selected. As noted above, annuity unit values fluctuate from one valuation to the next (see "Calculating Variable Income Payments" in the prospectus); such fluctuations reflect changes in the net investment factor for the applicable subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed annual net return rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for each subaccount selected.

EXAMPLE:

Assume that you purchase a single premium immediate annuity contract with a $50,000 premium. The payment option that you select has a payment factor of $6.68 per $1,000 of value applied. Also assume that no premium tax charge is payable.

If a payment was determined as of the contract effective date, that payment would be calculated by multiplying $6.68 per $1,000 by 50.000. This would produce an initial payment of $334.00.

Assume that the value of the annuity unit on the contract effective date is
13.400000. The payment calculated as of the contract effective date is divided by the annuity unit value to determine the number of annuity units (that is, $334.00/13.400000 = 24.925 annuity units). The number of annuity units will generally remain constant over the term of your contract as determined by the income payment option you select. The value of each payment will be determined on the tenth valuation before the payment due date by multiplying the number of annuity units by that date's annuity unit value.

Payments will subsequently fluctuate depending upon the net investment performance that occurs between payment valuation dates less a factor that represents the assumed annual net return rate. This offsets the assumed annual net return rate built into the number of annuity units determined above.

Annuity unit values are calculated on a daily basis by multiplying the annuity unit value by the daily net return factor and by a factor to reflect the daily assumed annual net return rate. The factor for a 3.5% assumed annual net return rate is 0.9999058 and for 5.0% is 0.9998663. The new payment is calculated by multiplying the number of annuity units by the new annuity unit value.

                         SALES MATERIAL AND ADVERTISING

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain time periods based on the historical net asset values of the funds. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

We may also include hypothetical illustrations in our sales literature that explain the mathematical principles of compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and savings or investment products such as personal savings accounts and certificates of deposit.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may categorize funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials, information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, are the independent auditors for the separate account and for the Company for the year ended December 31, 2002. Prior to May 3, 2001, KPMG LLP, were the independent auditors for the separate account and for the Company. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF ING RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Reports of Independent Auditors...................   F-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years
       ended December 31, 2002 and 2001, one month
       ended December 31, 2000 and eleven months
       ended November 30, 2000....................   F-4

    Consolidated Balance Sheets as of
       December 31, 2002 and 2001.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the years ended
       December 31, 2002 and 2001, one month ended
       December 31, 2000 and eleven months ended
       November 30, 2000..........................   F-6

    Consolidated Statements of Cash Flows for the
       years ended December 31, 2002 and 2001, one
       month ended December 31, 2000 and eleven
       months ended November 30, 2000.............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years then ended, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                /s/ Ernst & Young LLP

Atlanta, Georgia
March 25, 2003

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated statements of income, changes in shareholder's equity and cash flows of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of ING Life Insurance and Annuity Company and Subsidiaries for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                             Preacquisition
                                                                One month    Eleven months
                                 Year ended     Year ended        ended          ended
                                December 31,   December 31,   December 31,    November 30,
                                    2002           2001           2000            2000
                                -------------  -------------  -------------  --------------
Revenues:
  Premiums                        $    98.7      $  114.2         $ 16.5        $  137.7
  Fee income                          418.2         553.4           49.8           573.3
  Net investment income               959.5         888.4           78.6           833.8
  Net realized capital gains
    (losses)                         (101.0)        (21.0)           1.8           (37.2)
                                  ---------      --------         ------        --------
      Total revenue                 1,375.4       1,535.0          146.7         1,507.6
                                  ---------      --------         ------        --------
Benefits, losses and expenses:
  Benefits:
    Interest credited and
      other benefits to
      policyholders                   746.4         729.6           68.9           726.7
  Underwriting, acquisition,
    and insurance expenses:
    Operating expenses                361.4         444.2           49.1           414.6
  Amortization:
    Deferred policy
      acquisition costs and
      value of business
      acquired                        181.5         112.0           10.2           116.7
    Goodwill                             --          61.9             --              --
                                  ---------      --------         ------        --------
      Total benefits, losses
        and expenses                1,289.3       1,347.7          128.2         1,258.0
                                  ---------      --------         ------        --------

Income before income taxes,
  discontinued operations and
  cumulative effect of change
  in accounting principle              86.1         187.3           18.5           249.6
  Income tax expense                   18.6          87.4            5.9            78.1
                                  ---------      --------         ------        --------

Income before discontinued
  operations and cumulative
  effect of change in
  accounting principle                 67.5          99.9           12.6           171.5
Discontinued operations, net
  of tax                                 --            --             --             5.7
Cumulative effect of change in
  accounting principle             (2,412.1)           --             --              --
                                  ---------      --------         ------        --------
Net income (loss)                 $(2,344.6)     $   99.9         $ 12.6        $  177.2
                                  =========      ========         ======        ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (Millions, except share data)

                                           As of December 31,
                                          --------------------
                                            2002       2001
                                          ---------  ---------
                 ASSETS
Investments:
  Fixed maturities, available for sale,
    at fair value (amortized cost of
    $15,041.2 at 2002 and $13,249.2 at
    2001)                                 $15,767.0  $13,539.9
  Equity securities at fair value:
    Nonredeemable preferred stock (cost
      of $34.2 at 2002 and $27.0 at
      2001)                                    34.2       24.6
    Investment in affiliated mutual
      funds (cost of $203.9 at 2002 and
      $22.9 at 2001)                          201.0       25.0
    Common stock (cost of $0.2 at 2002
      and $2.3 at 2001)                         0.2        0.7
  Mortgage loans on real estate               576.6      241.3
  Policy loans                                296.3      329.0
  Short-term investments                        6.2       31.7
  Other investments                            52.2       18.2
  Securities pledged to creditors
    (amortized cost of $154.9 at 2002
    and $466.9 at 2001)                       155.0      467.2
                                          ---------  ---------
        Total investments                  17,088.7   14,677.6
Cash and cash equivalents                      65.4       82.0
Short term investments under securities
  loan agreement                              164.3      488.8
Accrued investment income                     170.9      160.9
Reciprocal loan with affiliate                   --      191.1
Reinsurance recoverable                     2,986.5    2,990.7
Deferred policy acquisition costs             229.8      121.3
Value of business acquired                  1,438.4    1,601.8
Goodwill (net of accumulated
  amortization of $61.9 at 2001)                 --    2,412.1
Property, plant and equipment (net of
  accumulated depreciation of $56.0 at
  2002 and $33.9 at 2001)                      49.8       66.1
Other assets                                  145.8      149.7
Assets held in separate accounts           28,071.1   32,663.1
                                          ---------  ---------
        Total assets                      $50,410.7  $55,605.2
                                          =========  =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
  Future policy benefits and claims'
    reserves                              $ 3,305.2  $ 3,996.8
  Unpaid claims and claim expenses             30.0       28.8
  Other policyholder's funds               14,756.0   12,135.8
                                          ---------  ---------
        Total policy liabilities and
          accruals                         18,091.2   16,161.4
  Payables under securities loan
    agreement                                 164.3      488.8
  Current income taxes                         84.5       59.2
  Deferred income taxes                       163.1      153.7
  Other liabilities                         1,573.7    1,624.7
  Liabilities related to separate
    accounts                               28,071.1   32,663.1
                                          ---------  ---------
        Total liabilities                  48,147.9   51,150.9
                                          ---------  ---------
Shareholder's equity:
  Common stock (100,000 shares
    authorized; 55,000 shares issued and
    outstanding, $50.00 per share par
    value)                                      2.8        2.8
  Additional paid-in capital                4,416.5    4,292.4
  Accumulated other comprehensive income      108.3       46.6
  Retained earnings (deficit)              (2,264.8)     112.5
                                          ---------  ---------
        Total shareholder's equity          2,262.8    4,454.3
                                          ---------  ---------
          Total liabilities and
            shareholder's equity          $50,410.7  $55,605.2
                                          =========  =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                Accumulated
                                                   Other
                                   Additional  Comprehensive  Retained       Total
                           Common   Paid-in-      Income      Earnings   Shareholder's
                           Stock    Capital       (Loss)      (Deficit)     Equity
                           ------  ----------  -------------  ---------  -------------
Balance at December 31,
  1999                      $2.8    $  431.9       $(44.8)    $  995.8     $ 1,385.7
Comprehensive income:
  Net income                  --          --           --        177.2         177.2
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($79.4
        pretax)               --          --         51.6           --          51.6
                                                                           ---------
Comprehensive income                                                           228.8
Adjustment for purchase
  accounting                  --     3,751.7           --     (1,173.0)      2,578.7
Capital contributions         --       129.5           --           --         129.5
Common stock dividends        --       (10.1)          --           --         (10.1)
Other changes                 --         0.8           --           --           0.8
                            ----    --------       ------     ---------    ---------
Balance at November 30,
  2000                       2.8     4,303.8          6.8           --       4,313.4
Comprehensive income:
  Net income                  --          --           --         12.6          12.6
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($28.7
        pretax)               --          --         18.6           --          18.6
                                                                           ---------
Comprehensive income                                                            31.2
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2000                       2.8     4,303.8         25.4         12.6       4,344.6
Comprehensive income:
  Net income                  --          --           --         99.9          99.9
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($32.5
        pretax)               --          --         21.2           --          21.2
                                                                           ---------
Comprehensive income                                                           121.1
Return of capital             --       (11.3)          --           --         (11.3)
Other changes                 --        (0.1)          --           --          (0.1)
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2001                       2.8     4,292.4         46.6        112.5       4,454.3
Comprehensive income:
  Net (loss)                  --          --           --     (2,344.6)     (2,344.6)
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($94.9
        pretax)               --          --         61.7           --          61.7
                                                                           ---------
Comprehensive (loss)                                                        (2,282.9)
Distribution of IA Holdco     --       (27.4)          --        (32.7)        (60.1)
Capital contributions         --       164.3           --           --         164.3
SERP -- transfer              --       (15.1)          --           --         (15.1)
Other changes                 --         2.3           --           --           2.3
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2002                      $2.8    $4,416.5       $108.3     $(2,264.8)   $ 2,262.8
                            ----    --------       ------     ---------    ---------

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                           Preacquisition
                                                                                           --------------
                                                                             One month     Eleven months
                                      Year ended           Year ended          ended           ended
                                     December 31,         December 31,     December 31,     November 30,
                                         2002                 2001             2000             2000
                                -----------------------  ---------------  ---------------  --------------
Cash Flows from Operating
  Activities:
Net income (loss)                     $ (2,344.6)          $     99.9         $  12.6        $    177.2
Adjustments to reconcile net
  income to net cash provided
  by operating activities:
  Net amortization or
    (accretion) of discount on
    investments                            115.5                 (1.2)           (2.7)            (32.6)
  Amortization of deferred
    gain on sale                              --                   --              --              (5.7)
  Net realized capital (gains)
    losses                                 101.0                 21.0            (1.8)             37.2
  (Increase) decrease in
    accrued investment income              (10.0)               (13.7)            6.6              (3.1)
  (Increase) decrease in
    premiums due and other
    receivables                            172.7                (95.6)           31.1             (23.7)
  (Increase) decrease in
    policy loans                              --                 10.3             0.1             (25.4)
  (Increase) decrease in
    deferred policy
    acquisition costs                     (108.5)              (121.3)          (12.2)           (136.6)
  (Increase) decrease in value
    of business acquired                   139.4                 13.9              --                --
  Amortization of goodwill                    --                 61.9              --                --
  Impairment of goodwill                 2,412.1                   --              --                --
  Increase (decrease) in
    universal life account
    balances                                  --                 17.6            (3.8)             23.8
  Change in other insurance
    reserve liabilities                    953.7               (136.3)           (5.3)             85.6
  Change in other assets and
    liabilities                             72.8                (68.0)          103.9             (75.2)
  Provision for deferred
    income taxes                            23.6                 89.5           (14.3)             23.1
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) operating activities              1,527.7               (122.0)          114.2              44.6
                                      ----------           ----------         -------        ----------
Cash Flows from Investing
  Activities:
  Proceeds from the sale of:
    Fixed maturities available
      for sale                          24,980.4             14,216.7           233.0          10,083.2
    Equity securities                       57.2                  4.4             1.5             118.4
    Mortgages                                2.0                  5.2             0.1               2.1
  Investment maturities and
    collections of:
    Fixed maturities available
      for sale                           1,334.9              1,121.8            53.7             573.1
    Short-term investments              11,796.7              7,087.3             0.4              59.9
  Acquisition of investments:
    Fixed maturities available
      for sale                         (28,105.5)           (16,489.8)         (230.7)        (10,505.5)
    Equity securities                      (81.8)               (50.0)          (27.8)            (17.6)
    Short-term investments             (11,771.3)            (6,991.1)          (10.0)           (113.1)
    Mortgages                             (343.7)              (242.0)             --                --
  (Increase) decrease in
    policy loans                            32.7                   --              --                --
  (Increase) decrease in
    property and equipment                  (5.8)                 7.4             1.9               5.4
  Other, net                               (47.8)                (4.7)            0.3              (4.0)
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) investing activities             (2,152.0)            (1,334.8)           22.4             201.9
                                      ----------           ----------         -------        ----------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                            1,332.5              1,941.5           164.2           1,529.7
  Maturities and withdrawals
    from insurance contracts              (741.4)            (1,082.7)         (156.3)         (1,832.6)
Capital contribution from
  HOLDCO                                      --                   --              --              73.5
Return of capital                             --                (11.3)             --                --
Dividends paid to shareholder                 --                   --              --             (10.1)
Other, net                                  16.6               (105.0)          (73.6)             22.0
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) financing activities                607.7                742.5           (65.7)           (217.5)
                                      ----------           ----------         -------        ----------
Net increase (decrease) in
  cash and cash equivalents                (16.6)              (714.3)           70.9              29.0
Effect of exchange rate
  changes on cash and cash
  equivalents                                 --                   --              --               2.0
Cash and cash equivalents,
  beginning of period                       82.0                796.3           725.4             694.4
                                      ----------           ----------         -------        ----------
Cash and cash equivalents, end
  of period                           $     65.4           $     82.0         $ 796.3        $    725.4
                                      ==========           ==========         =======        ==========
Supplemental cash flow
  information:
Income taxes (received) paid,
  net                                 $      6.7           $    (12.3)        $  20.3        $     39.9
                                      ==========           ==========         =======        ==========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ING Life Insurance and Annuity Company ("ILAIC" or the "Company") and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisors, LLC ("IFA"), and through February 28, 2002, Aetna Investment Adviser Holding
    Company, Inc. ("IA Holdco"). The Company is a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which is a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI is ultimately owned by ING Groep N.V. ("ING"), a financial services company based in the Netherlands.

    HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain IRSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly were excluded from the pre-acquisition Consolidated Statement of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2,297.4 million. Goodwill was amortized over a period of 40 years prior to January 1, 2002.

    The allocation of the purchase price to assets and liabilities was subjected to further refinement throughout 2001 as additional information became available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations were as follows:

    The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

    The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

    The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

    The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

    The Company adjusted its reserve for other policyholders' funds in order to conform its accounting policies with those of ING;

    The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

    The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but were no longer providing a benefit to the Company's operations, was warranted; and

    The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million. The pro forma adjustments, which did not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

    USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

    Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.

    Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations included universal life, variable universal life, traditional whole life and term insurance.

    DESCRIPTION OF BUSINESS

    The Company offers annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, "Goodwill and Other Intangible Assets," ("FAS No.142"), effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

    As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

    The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $2,412.1 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Income Statement.

    Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                          Preacquisition
                                                                          --------------
                                                            One month     Eleven months
                                          Year ended          ended           ended
                                         December 31,     December 31,     November 30,
   (Millions)                                2001             2000             2000
   Reported net income after tax            $ 99.9            $12.6           $177.2
   Add back goodwill amortization, net
     of tax                                   61.9               --               --
   -------------------------------------------------------------------------------------
   Adjusted net income after tax            $161.8            $12.6           $177.2
   =====================================================================================

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement 133, FAS No.138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

    The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions.

    Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2002 and 2001, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

    GUARANTEES

    In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

    FUTURE ACCOUNTING STANDARDS

    EMBEDDED DERIVATIVES

    The FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS No.133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36, "Embedded Derivatives:
    Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

    FASB INTERPRETATION NO. 46 CONSOLIDATION OF VARIABLE INTEREST ENTITIES

    In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interest in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

    In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with the VIEs and does not believe it has any significant investments or ownership in VIEs.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    RECLASSIFICATIONS

    Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

    The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

    In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

    When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in other policyholders' funds. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations.

    Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                Gross       Gross
   December 31, 2002               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $154.9       $0.1        $ --      $155.0
   ===========================================================================

                                                Gross       Gross
   December 31, 2001               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $466.9       $1.1        $0.8      $467.2
   ===========================================================================

    Total securities pledged to creditors at December 31, 2002 and 2001 consisted entirely of fixed maturity securities.

    The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

    On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

    DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

    Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. VOBA is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

    The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

    Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

    Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

    DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Activity for the year-ended December 31, 2002 within VOBA was as follows:

   (Millions)
   Balance at December 31, 2001                        $1,601.8
   Adjustment for unrealized gain (loss)                 (21.9)
   Additions                                              25.0
   Interest accrued at 7%                                 86.8
   Amortization                                         (253.3)
   ------------------------------------------------------------
   Balance at December 31, 2002                        $1,438.4
   ============================================================

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $105.6 million, $102.1 million, $101.9 million, $91.5 million and $88.3 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. In 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net $15.9 million of federal income tax benefit.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 12.3% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No.115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees are recorded as revenue in and are included in the fee income line on the Income Statements assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

    SEPARATE ACCOUNTS

    Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $29.7 million and of $10.8 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 10.0% in 2002 and 3.0% to 14.0% in 2001.

    Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2002 and 2001 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business.

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  INVESTMENTS

    Fixed maturities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2002 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $   74.2     $  2.9      $  --      $    77.1

   States, municipalities and
     political subdivisions            10.2        2.5         --           12.7

   U.S. corporate securities:
       Public utilities               627.6       28.1        6.4          649.3
       Other corporate securities   7,742.6      543.5       33.1        8,253.0
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   8,370.2      571.6       39.5        8,902.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     336.9       18.2        6.6          348.5
       Other                          148.0        8.4        1.2          155.2
   ------------------------------------------------------------------------------
     Total foreign securities         484.9       26.6        7.8          503.7
   ------------------------------------------------------------------------------
   Mortgage-backed securities       5,374.2      167.1       34.0        5,507.3
   Other asset-backed securities      882.4       47.0       10.5          918.9
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          15,196.1      817.7       91.8       15,922.0
   Less: Fixed maturities pledged
     to creditors                     154.9        0.1         --          155.0
   ------------------------------------------------------------------------------

   Fixed maturities                $15,041.2    $817.6      $91.8      $15,767.0
   ==============================================================================

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
     Public utilities                 268.5        6.5        7.9          267.1
     Other corporate securities     6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
   Total U.S. corporate
     securities                     6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
     Government                       153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Mortgage-backed securities     4,513.3       90.1       15.9        4,587.5
     Other asset-backed
       securities                   2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1
   Less: Fixed maturities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------
   Fixed maturities                $13,249.2    $389.5      $98.8      $13,539.9
   ==============================================================================

    At December 31, 2002 and 2001, net unrealized appreciation of $725.9 million and $291.0 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included
    $563.1 million and $233.0 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

    The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   Due to mature:
     One year or less                        $     --   $      --
     After one year through five years        1,826.6     1,907.8
     After five years through ten years       3,455.2     3,673.3
     After ten years                          3,657.7     3,914.7
     Mortgage-backed securities               5,374.2     5,507.3
     Other asset-backed securities              882.4       918.9
   Less: Fixed maturities securities
     pledged to creditor                        154.9       155.0
   --------------------------------------------------------------
   Fixed maturities                          $15,041.2  $15,767.0
   ==============================================================

    At December 31, 2002 and 2001, fixed maturities with carrying values of $10.5 million and $9.0 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002 or 2001.

    The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2002 and 2001, approximately 5.5% and 3.0%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                 2002   2001
   Amortized Cost                            $238.3  $52.2
   Gross unrealized gains                        --    4.5
   Gross unrealized losses                      2.9    6.4
   -------------------------------------------------------
   Fair Value                                $235.4  $50.3
   =======================================================

    Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.3 billion at December 31, 2002. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2002. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

    IMPAIRMENTS

    During 2002, the Company determined that fifty-six fixed maturity securities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturity securities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturity securities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their value of $10.5 million.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

    FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

    EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

    MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

    CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

    OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                            2002                    2001
                                   ----------------------  ----------------------
                                    Carrying      Fair      Carrying      Fair
   (Millions)                        Value       Value       Value       Value
   Assets:
     Fixed maturity securities     $ 15,767.0  $ 15,767.0  $ 13,539.9  $ 13,539.9
     Equity securities                  235.4       235.4        50.3        50.3
     Mortgage loans                     576.6       632.6       241.3       247.7
     Policy loans                       296.3       296.3       329.0       329.0
     Short term investments               6.2         6.2        31.7        31.7
     Cash and cash equivalents           65.4        65.4        82.0        82.0
   Liabilities:
     Investment contract
       liabilities:
     With a fixed maturity           (1,129.8)   (1,121.4)   (1,021.7)     (846.5)
     Without a fixed maturity       (10,783.6)  (10,733.8)  (11,114.1)  (10,624.3)
   ------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2002 or 2001.

    INTEREST RATE CAPS

    Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively. The Company did not have interest rate caps at December 31, 2001.

    INTEREST RATE SWAPS

    Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively. The Company did not have interest rate swaps at December 31, 2001.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were 25.0 million, $0.7 million and $0.7 million, respectively.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2002 and 2001 was $(1.4) and $(15.5) million, respectively.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                   $  964.1          $887.2            $70.3           $768.9
   Nonredeemable preferred stock           3.9             1.5              1.8              9.5
   Investment in affiliated
     mutual funds                           --             7.2              0.5              2.1
   Mortgage loans                         23.3             5.9              0.1              0.5
   Policy loans                            8.7             8.9              0.7              7.9
   Cash equivalents                        1.7            18.2              4.4             50.3
   Other                                  23.4            15.9              2.6             13.1
   -------------------------------------------------------------------------------------------------
   Gross investment income             1,025.1           944.8             80.4            852.3
   Less: investment expenses              65.6            56.4              1.8             18.5
   -------------------------------------------------------------------------------------------------
   Net investment income              $  959.5          $888.4            $78.6           $833.8
   =================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $766.9 million for the year-ended December 31, 2002, $704.2 million for the year-ended December 31, 2001, and $55.9 million and $622.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2002 or 2001.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income
    (loss) was $148.8 million, $(92.3) million and $100.6 million for the years-ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $1,006.0 million and $826.2 million as of December 31, 2002 and 2001, respectively.

    As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $12.5 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $ (97.5)         $(20.6)           $1.2            $(36.3)
   Equity securities                      (3.5)           (0.4)            0.6              (0.9)
   -------------------------------------------------------------------------------------------------
   Pretax realized capital gains
     (losses)                          $(101.0)         $(21.0)           $1.8            $(37.2)
   =================================================================================================
   After-tax realized capital
     gains (losses)                    $ (58.3)         $(13.7)           $1.3            $(24.3)
   =================================================================================================

    Net realized capital gains (losses) of $63.6 million, $117.0 million, $0.9 million and $(17.7) million for the years ended December 31, 2002 and 2001, the one month period ended December 31, 2000 and the eleven month period ended November 30, 2000, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in other policyholders' funds. Net unamortized gains (losses) allocable to experienced-rated contractholders were $199.3 million, $172.7 million, $(2.5) million and $47.6 million at December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 30, 2000, respectively.

    Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Proceeds on sales                  $24,980.4        $14,216.7         $233.0          $10,083.2
   Gross gains                            276.7             57.0            1.2                2.5
   Gross losses                           374.2             77.6             --               38.8
   -------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $104.8            $24.0            $24.5           $ 67.6
   Equity securities                     (1.6)             2.0             (1.5)            (4.0)
   Other investments                     (8.3)             6.5              5.7            (15.8)
   -------------------------------------------------------------------------------------------------
     Subtotal                            94.9             32.5             28.7             79.4
     Increase in deferred income
       taxes                             33.2             11.3             10.1             27.8
   -------------------------------------------------------------------------------------------------
     Net changes in accumulated
       other comprehensive income
       (loss)                          $ 61.7            $21.2            $18.6           $ 51.6
   =================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $563.1 million and $233.0 million at December 31, 2002 and 2001, respectively, are reflected on the Consolidated Balance Sheets in other policyholders' funds and are not included in shareholder's equity.

    Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders:

                                                                                      Preacquisition
                                                                                      --------------
                                        As of            As of            As of           As of
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
     Net unrealized capital gains
       (losses):
     Fixed maturities                  $162.8            $58.0            $34.0           $ 9.5
     Equity securities                   (3.5)            (1.9)            (3.9)           (2.4)
     Other investments                    7.3             15.6              9.1             3.4
   -------------------------------------------------------------------------------------------------
                                        166.6             71.7             39.2            10.5
   Deferred income taxes                 58.3             25.1             13.8             3.7
   -------------------------------------------------------------------------------------------------
   Net accumulated other
     comprehensive income              $108.3            $46.6            $25.4           $ 6.8
   =================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Unrealized holding gains
     (losses) arising the year
     (1)                               $(127.4)         $  8.3            $18.6            $51.4
   Less: reclassification
     adjustment for gains
     (losses) and other items
     included in net income (2)           65.7           (12.9)              --             (0.2)
   -------------------------------------------------------------------------------------------------
   Net unrealized gains (losses)
     on securities                     $  61.7          $ 21.2            $18.6            $51.6
   =================================================================================================

   (1) Pretax unrealized holding gains (losses) arising during the year were $196.0 million, $12.7 million, $28.6 million and $79.4 million for the years ended December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 31, 2000, respectively.
   (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $101.0 million, $(19.8) million and $(0.1) million for the years ended December 31, 2002 and 2001, and the eleven months ended November 30, 2000, respectively. There were no pretax reclassification adjustments for gains (losses) and other items included in net income for the one month ended December 31, 2000.

7.  SEVERANCE

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge
    ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($0.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

    Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   Balance at December 31, 2001                    $ 28.4              580
   Actions taken                                    (19.2)            (440)
   ------------------------------------------------------------------------
   Balance at December 31, 2002                    $  9.2              140
   ========================================================================

8.  INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Current taxes (benefits):
  Federal                           $ 28.9           $  3.2            $ 9.4           $  5.3
  State                                1.8              2.2              0.2              2.6
  Net realized capital gains
    (losses)                          11.5             16.1              0.3            (11.5)
-------------------------------------------------------------------------------------------------
    Total current taxes
      (benefits)                      42.2             21.5              9.9             (3.6)
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                             30.6             89.3             (4.3)            83.2
  Net realized capital gains
    (losses)                         (54.2)           (23.4)             0.3             (1.5)
-------------------------------------------------------------------------------------------------
    Total deferred taxes
      (benefits)                     (23.6)            65.9             (4.0)            81.7
-------------------------------------------------------------------------------------------------
Total income tax expense            $ 18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Income from continuing
  operations before income
  taxes and cumulative effect
  of change in accounting
  principle                          $86.1           $187.3            $18.5           $249.6
Tax rate                                35%              35%              35%              35%
-------------------------------------------------------------------------------------------------
Application of the tax rate           30.1             65.6              6.4             87.4
Tax effect of:
  State income tax, net of
    federal benefit                    1.2              1.4              0.1              1.7
  Excludable dividends                (5.3)            (1.8)            (0.9)           (12.6)
  Goodwill amortization                 --             21.6               --               --
  Transfer of mutual fund
    shares                            (6.7)              --               --               --
  Other, net                          (0.7)             0.6              0.3              1.6
-------------------------------------------------------------------------------------------------
Income taxes                         $18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2002     2001
   Deferred tax assets:
     Deferred policy acquisition costs       $    --  $  11.7
     Insurance reserves                        269.8    286.9
     Unrealized gains allocable to
       experience rated contracts              197.1     81.5
     Investment losses                          69.7     36.7
     Postretirement benefits                    29.5     26.3
     Deferred compensation                      58.6     52.0
     Other                                      19.5     27.7
   ----------------------------------------------------------
   Total gross assets                          644.2    522.8
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                509.7    558.5
     Market discount                             4.1      4.6
     Net unrealized capital gains              255.4    106.6
     Depreciation                                3.8      5.1
     Deferred policy acquisition costs          29.2       --
     Other                                       5.1      1.7
   ----------------------------------------------------------
   Total gross liabilities                     807.3    676.5
   ----------------------------------------------------------
   Net deferred tax liability                $(163.1) $(153.7)
   ==========================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2002. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.  BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible. The costs allocated to the Company for its members' participation in the ING Pension Plan were $6.0 million for 2002.

    The benefit obligations and the funded status for the Company's qualified pension plan over the period ended December 31 are presented below:

   (Millions)                                           2001
   Change in benefit obligation:
     Benefit obligation at January 1                   $ 135.1
     Service cost                                          9.4
     Interest cost                                        10.3
     Actuarial loss                                       (0.7)
     Plan amendments                                       4.0
     Curtailments/settlements                              0.4
     Benefits paid                                        (3.0)
     Effect of transfer of assets                       (155.5)
   -----------------------------------------------------------
   Benefit obligation at December 31                   $    --
   ===========================================================
   Funded status:
     Funded status at December 31                      $  (4.3)
     Unrecognized past service cost                        3.4
     Unrecognized net loss                                20.4
     Transfer of funded status to the parent             (19.5)
   -----------------------------------------------------------
   Net amount recognized                               $    --
   ===========================================================

    The reconciliation of the plan assets for the year ended December 31 is presented below:

   (Millions)                                           2001
   Fair value of plan assets at January 1              $ 160.7
   Actual return on plan assets                           (6.4)
   Benefits paid                                          (3.0)
   Effect of transfer of assets                         (151.3)
   -----------------------------------------------------------
   Fair value of plan assets at December 31            $    --
   ===========================================================

    The net periodic benefit cost for the year ended December 31 is presented below:

   (Millions)                                           2001
   Service cost                                        $  9.4
   Interest cost                                         10.2
   Expected return on assets                            (14.6)
   ----------------------------------------------------------
   Net periodic benefit cost                           $  5.0
   ==========================================================

    The weighted average discount rate, expected rate of return on plan assets, and rate of compensation increase was 7.5%, 9.3%, and 4.5% for 2001.

    POSTRETIREMENT BENEFIT PLANS

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents. Retired employees are generally required to contribute to the plans based on their years of service with the Company. The following tables summarize the benefit obligations and the funded status for retired agents' and retired employees' postretirement benefits over the periods ended December 31:

   (Millions)                                 2002    2001
   Change in benefit obligation:
     Benefit obligation at January 1         $ 25.4  $ 19.1
     Service cost                               0.5     0.7
     Interest cost                              1.5     1.7
     Actuarial (gain) loss                      4.0     1.4
     Acquisitions                                --     3.7
     Plan amendments                           (6.5)     --
     Benefits paid                             (1.2)   (1.2)
   --------------------------------------------------------
   Benefit obligation at December 31         $ 23.7  $ 25.4
   ========================================================
   Funded status:
     Funded status at December 31            $(23.7) $(25.4)
     Unrecognized past service cost            (3.6)     --
     Unrecognized net loss                      5.4     1.4
   --------------------------------------------------------
   Net amount recognized                     $(21.9) $(24.0)
   ========================================================

    The weighted-average discount rate assumption for retired agents' and retired employees postretirement benefits was 6.8% for 2002 and 7.5% for 2001.

    The medical health care cost trend rates were 10.0%, decreasing to 5.0% by 2008 for 2002; and 8.5%, gradually decreasing to 5.5% by 2007 for 2001. Increasing the health care trend rate by 1% would increase the benefit obligation by $1.6 million. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $1.4 million as of December 31, 2002.

    Net periodic benefit costs were as follows:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Service cost                         $ 0.5            $0.7             $ --             $0.2
Interest cost                          1.5             1.7              0.1              1.2
Actuarial (gain) loss                   --              --               --              0.2
Unrecognized past service cost        (2.9)             --               --               --
-------------------------------------------------------------------------------------------------
Net periodic benefit cost            $(0.9)           $2.4             $0.1             $1.2
=================================================================================================

    There were no gains or losses resulting from curtailments or settlements of the postretirement benefit plans during 2002, 2001 or 2000.

    NON-QUALIFIED DEFINED BENEFIT PENSION PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, has a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment, which was assumed at December 31, 2002 to increase at an annual rate of 3.8%. Contributions are determined using the Projected Unit Credit Method. ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings.

    During 2002, liabilities, net of tax, totaling $15.1 million were allocated to the Company related to a Supplemental Excess Retirement Plan ("SERP") that covers certain employees of ING Life Insurance Company of America and Aeltus, affiliates of the Company.

    The following tables summarize the benefit obligations and the funded status for the Company's non-qualified pension plans for the periods ended
    December 31, 2002 and 2001. These tables have been presented, for comparison purposes, as though the SERP transfer had occurred as of January 1, 2001. The accompanying consolidated balance sheet and income statement do not reflect the SERP transfer until 12/31/02:

   (Millions)                                 2002     2001
   Change in benefit obligation:
     Benefit obligation at January 1         $  95.3  $  88.7
     Service cost                                 --      4.4
     Interest cost                               6.8      7.1
     Actuarial (gain) loss                       5.7      0.7
     Plan amendments                             4.5     (4.1)
     Benefits paid                              (5.5)    (1.5)
   ----------------------------------------------------------
   Benefit obligation at December 31         $ 106.8  $  95.3
   ==========================================================
   Funded status:
     Funded status at December 31            $(106.8) $ (95.3)
     Unrecognized past service cost              0.8      1.2
     Unrecognized net loss (gain)                6.4     (7.1)
   ----------------------------------------------------------
   Net amount recognized                     $ (99.6) $(101.2)
   ==========================================================

    At December 31, 2002 and 2001, the accumulated benefit obligation was $43.8 million and $27.3 million, respectively.

    The weighted-average discount rate assumption for Agents' and employees' non-qualified pension plans was 6.8%, and 3.8% for 2002 and 7.5% and 5.3% for 2001.

    Net periodic benefit costs were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Service cost                         $ 6.8            $ 4.4            $ 0.3           $ 2.1
   Interest cost                           --              7.1              0.3             3.8
   Actuarial (gain) loss                   --               --               --             0.2
   Return on plan assets                   --               --             (0.3)           (3.2)
   Unrecognized past service cost        (0.3)              --               --            (0.1)
   -------------------------------------------------------------------------------------------------
   Net periodic benefit cost            $ 6.5            $11.5            $ 0.3           $ 2.8
   =================================================================================================

    There was a curtailment of $2.6 million in 2002. There were no gains or losses resulting from curtailments or settlements of the non-qualified pension plans during 2000.

    ING SAVINGS AND INVESTMENT PLANS

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 6.0% of compensation by ING. Pretax charges to operations for the incentive savings plan were $6.8 million, $11.0 million, and $9.0 million in 2002, 2001, and 2000, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001 and 2000 were $1.8 million and $2.7 million, respectively.

10. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.1% to 0.5% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the separate accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and separate accounts, included in fee income amounted to $391.8 million, $421.7 million and $506.3 million in 2002, 2001 and 2000, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2002 and 2001, and earned interest income of $2.1 million and $3.3 million for the years ended December 31, 2002 and 2001, respectively. At December 31, 2002, ILIAC had no receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2002, the company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO. The Company did not receive capital contributions in 2001.

    OTHER

    Premiums due and other receivables include $0.1 million and $1.0 million due from affiliates at December 31, 2002 and 2001, respectively. Other liabilities include $1.3 million and $0.6 million due to affiliates for the years ended December 31, 2002 and 2001, respectively.

11. REINSURANCE

    At December 31, 2002, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $66.2 million and $69.9 million as of December 31, 2002 and 2001, respectively, was sold to Lincoln.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.6 million and $24.1 million were maintained for this contract as of December 31, 2002 and 2001, respectively.

    The effect of reinsurance on premiums and recoveries was as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Direct Premiums Federal             $ 97.3           $112.3            $17.2           $143.2
   Reinsurance assumed                    9.7              0.6              0.1              0.8
   Reinsurance ceded                      8.3             (1.3)             0.8              6.3
   -------------------------------------------------------------------------------------------------
   Net Premiums                          98.7            114.2             16.5            137.7
   -------------------------------------------------------------------------------------------------
   Reinsurance Recoveries              $317.6           $363.7            $44.5           $371.6
   =================================================================================================

12. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    For the year ended December 31, 2002 rent expense for leases was $18.1 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $17.5 million, $15.7 million, $14.9 million, $13.6 million and $12.1 million, respectively, and $0.2 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments of $236.7 million with an estimated fair value of $236.7 million and $92.7 million with an estimated fair value of $92.7 million, respectively.

    LITIGATION

    The Company is a party to threatened or pending lawsuits arising, from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

13. SEGMENT INFORMATION

    The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2001 and 2000 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the period ending December 31, 2001 and 2000.

    Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total

               2002
   ------------------------------
     Revenues from external
       customers                   $  507.2      $ 19.2      $ (9.5)   $   516.9
     Net investment income            959.2         0.2         0.1        959.5
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,466.4      $ 19.4      $ (9.4)   $ 1,476.4
   ==============================================================================
     Operating earnings (4)        $  121.1      $  4.7      $   --    $   125.8
     Cumulative effect of
       accounting change           (2,412.1)         --          --     (2,412.1)
     Net realized capital losses,
       net of tax                     (58.3)         --          --        (58.3)
   ------------------------------------------------------------------------------
   Net income (loss)               $(2,349.3)    $  4.7          --    $(2,344.6)
   ==============================================================================

               2001
   ------------------------------
     Revenues from external
       customers                   $  585.0      $119.6      $(37.0)   $   667.6
     Net investment income            885.5         1.7         1.2        888.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,470.5      $121.3      $(35.8)   $ 1,556.0
   ==============================================================================
     Operating earnings (4)        $   86.2      $ 27.4      $   --    $   113.6
     Net realized capital gains,
       net of tax                     (13.8)        0.1          --        (13.7)
   ------------------------------------------------------------------------------
   Net income                      $   72.4      $ 27.5      $   --    $    99.9
   ==============================================================================

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total
               2000
   ------------------------------
     Revenues from external
       customers                   $  692.1      $138.2      $(53.0)   $   777.3
     Net investment income            905.8         2.8         3.8        912.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,597.9      $141.0      $(49.2)   $ 1,689.7
   ==============================================================================
     Operating earnings (4)        $  197.4      $  9.7      $   --    $   207.1
     Net realized capital gains,
       net of tax                     (23.1)        0.1          --        (23.0)
   ------------------------------------------------------------------------------
   Net income from continuing
     operations                    $  174.3      $  9.8      $   --    $   184.1
   ==============================================================================

   (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
   (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
   (3) Other includes consolidating adjustments between USFS and Investment Management Services.
   (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

14. DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1,000.0 million in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117.0 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    QUARTERLY DATA (UNAUDITED)

   2002 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $363.5  $351.3  $349.8  $   310.8
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           44.1   39.3    (23.1)      25.8
   Income tax expense (benefit)      15.2   12.9     (9.9)       0.4
   Income (loss) from continuing
     operations                      28.9   26.4    (13.2)      25.4
   -----------------------------------------------------------------
   Cumulative effect of change in
     accounting principle              --     --       --   (2,412.1)
   -----------------------------------------------------------------
   Net income (loss)               $ 28.9  $26.4   $(13.2) $(2,386.7)
   -----------------------------------------------------------------

   2001 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $395.5  $411.9  $387.2  $   340.4
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           64.3   95.0     68.9      (40.9)
   Income tax expense (benefit)      28.2   39.1     27.1       (7.0)
   -----------------------------------------------------------------
   Income from continuing
     operations                      36.1   55.9     41.8      (33.9)
   -----------------------------------------------------------------
   Net (loss)                      $ 36.1  $55.9   $ 41.8  $   (33.9)
   -----------------------------------------------------------------

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                              Financial Statements

                          Year ended December 31, 2002

                                    CONTENTS

Report of Independent Auditors                                               S-2

Audited Financial Statements

Statement of Assets and Liabilities                                          S-4
Statement of Operations                                                     S-14
Statements of Changes in Net Assets                                         S-26
Notes to Financial Statements                                               S-49

                         Report of Independent Auditors

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statement of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account B (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Government Securities, AIM V.I. Growth, AIM V.I. Premier Equity, Alger American Balanced, Alger American Income & Growth, Alger American Leveraged AllCap, Alliance Growth and Income, Alliance Premier Growth, Alliance Quasar, American Century VP Balanced, American Century VP International, Brinson Series Growth & Income, Brinson Series Small Cap, Brinson Series Tactical Allocation, Calvert Social Balanced, Federated American Leaders, Federated Equity Income, Federated Fund for U.S. Government Securities, Federated Growth Strategies, Federated High Income Bond, Federated International Equity, Federated Prime Money, Federated Utility, Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Growth, Fidelity(R) VIP High Income, Fidelity(R) VIP Overseas, Fidelity(R) VIP II ASSET MANAGER(SM), Fidelity(R) VIP II Contrafund(R), Fidelity(R) VIP II Index 500, Fidelity(R) VIP II Investment Grade Bond, Franklin Small Cap Value Securities, ING GET Fund - Series C, ING GET Fund - Series D, ING GET Fund - Series E, ING GET Fund - Series G, ING GET Fund - Series H, ING GET Fund - Series I, ING GET Fund - Series J, ING GET Fund - Series K, ING GET Fund - Series L, ING GET Fund - Series M, ING GET Fund - Series N, ING GET Fund - Series P, ING GET Fund - Series Q, ING GET Fund - Series R, ING GET Fund - Series S, ING GET Fund - Series T, ING GET Fund - Series U, ING VP Balanced, ING VP Bond, ING VP Emerging Markets, ING VP Money Market, ING VP Natural Resources, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING Alger Aggressive Growth, ING Alger Growth, ING American Century Small Cap Value, ING Baron Small Cap Growth, ING Goldman Sachs Capital Growth, ING JP Morgan Fleming International, ING JP Morgan Mid Cap Value, ING MFS Capital Opportunities, ING MFS Global Growth, ING MFS Research, ING OpCap Balanced Value, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Capital, ING Salomon Brothers Investors Value, ING T. Rowe Price Growth Equity, ING UBS Tactical Asset Allocation, ING Van Kampen Comstock, ING VP Growth and Income, ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International Equity, ING VP Small Company, ING VP Technology, ING VP Value Opportunity, ING VP Growth Opportunities - Class R, ING VP Growth Opportunities - Class S, ING VP International Value, ING VP MagnaCap - Class R, ING VP MagnaCap - Class S, ING VP MidCap Opportunities - Class R, ING VP MidCap Opportunities - Class S, ING VP SmallCap Opportunities - Class R, ING VP SmallCap Opportunities - Class S, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Flexible Income, Janus Aspen

Growth, Janus Aspen Worldwide Growth, Lord Abbett Growth and Income, Lord Abbett MidCap Value, MFS(R) Global Governments, MFS(R) Total Return, Oppenheimer Aggressive Growth, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, Oppenheimer Strategic Bond, Pioneer Equity Income VCT, Pioneer VCT, Pioneer Mid Cap Value VCT, Prudential Jennison, and SP Jennison International Growth Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


                                               /s/  Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                       Statement of Assets and Liabilities

                                December 31, 2002

                                                        AIM V.I.                          AIM V.I.
                                                        CAPITAL       AIM V.I. CORE      GOVERNMENT        AIM V.I.
                                                      APPRECIATION        EQUITY         SECURITIES         GROWTH
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   14,831,979   $   29,940,240   $   25,997,225   $   14,945,690
                                                     -----------------------------------------------------------------
Total assets                                             14,831,979       29,940,240       25,997,225       14,945,690
                                                     -----------------------------------------------------------------

Net assets                                           $   14,831,979   $   29,940,240   $   25,997,225   $   14,945,690
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   14,401,283   $   26,781,106   $   25,997,225   $   14,294,057
  Contracts in payout (annuitization) period                430,696        3,159,134                -          651,633
                                                     -----------------------------------------------------------------
Total net assets                                     $   14,831,979   $   29,940,240   $   25,997,225   $   14,945,690
                                                     =================================================================

Total number of shares                                      902,738        1,762,227        2,096,550        1,322,627
                                                     =================================================================

Cost of shares                                       $   18,955,748   $   35,547,810   $   25,411,578   $   20,177,678
                                                     =================================================================

                                                        AMERICAN        AMERICAN       BRINSON SERIES
                                                      CENTURY(R) VP   CENTURY(R) VP       TACTICAL      CALVERT SOCIAL
                                                        BALANCED      INTERNATIONAL      ALLOCATION        BALANCED
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    1,483,040   $    1,538,873   $    9,724,571   $    1,775,384
                                                     -----------------------------------------------------------------
Total assets                                              1,483,040        1,538,873        9,724,571        1,775,384
                                                     -----------------------------------------------------------------

Net assets                                           $    1,483,040   $    1,538,873   $    9,724,571   $    1,775,384
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $    1,483,040   $    1,538,873   $    9,724,571   $    1,775,384
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $    1,483,040   $    1,538,873   $    9,724,571   $    1,775,384
                                                     =================================================================

Total number of shares                                      255,256          295,369          999,442        1,183,589
                                                     =================================================================

Cost of shares                                       $    1,625,187   $    1,916,928   $   12,292,389   $    2,028,088
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                                                       ALGER AMERICAN   ALGER AMERICAN
                                                        AIM V.I.      ALGER AMERICAN      INCOME &        LEVERAGED
                                                     PREMIER EQUITY      BALANCED          GROWTH           ALLCAP
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   41,326,592   $    2,576,379   $    6,166,827   $    5,723,711
                                                     -----------------------------------------------------------------
Total assets                                             41,326,592        2,576,379        6,166,827        5,723,711
                                                     -----------------------------------------------------------------

Net assets                                           $   41,326,592   $    2,576,379   $    6,166,827   $    5,723,711
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   38,978,157   $    2,576,379   $    6,166,827   $    5,723,711
  Contracts in payout (annuitization) period              2,348,435                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   41,326,592   $    2,576,379   $    6,166,827   $    5,723,711
                                                     =================================================================

Total number of shares                                    2,547,879          228,200          851,772          274,519
                                                     =================================================================

Cost of shares                                       $   55,313,967   $    2,906,080   $    8,544,208   $    8,135,410
                                                     =================================================================

                                                        ALLIANCE         ALLIANCE
                                                       GROWTH AND        PREMIER          ALLIANCE
                                                         INCOME           GROWTH           QUASAR
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   22,168,501   $    5,838,258   $      683,596
                                                     ------------------------------------------------
Total assets                                             22,168,501        5,838,258          683,596
                                                     ------------------------------------------------

Net assets                                           $   22,168,501   $    5,838,258   $      683,596
                                                     ================================================
NET ASSETS
  Accumulation units                                 $   22,168,501   $    5,838,258   $      683,596
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $   22,168,501   $    5,838,258   $      683,596
                                                     ================================================

Total number of shares                                    1,333,845          334,571          100,087
                                                     ================================================

Cost of shares                                       $   29,326,543   $    7,590,985   $      946,508
                                                     ================================================

                                                                                       FEDERATED FUND
                                                        FEDERATED                          FOR US         FEDERATED
                                                        AMERICAN         FEDERATED       GOVERNMENT         GROWTH
                                                        LEADERS        EQUITY INCOME     SECURITIES       STRATEGIES
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   50,538,929   $   10,263,865   $   12,674,158   $   10,415,347
                                                     -----------------------------------------------------------------
Total assets                                             50,538,929       10,263,865       12,674,158       10,415,347
                                                     -----------------------------------------------------------------

Net assets                                           $   50,538,929   $   10,263,865   $   12,674,158   $   10,415,347
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   50,440,295   $   10,175,474   $   12,674,158   $   10,415,347
  Contracts in payout (annuitization) period                 98,634           88,391                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   50,538,929   $   10,263,865   $   12,674,158   $   10,415,347
                                                     =================================================================

Total number of shares                                    3,322,744        1,054,868        1,057,943          801,181
                                                     =================================================================

Cost of shares                                       $   66,150,117   $   14,483,890   $   11,697,945   $   19,603,994
                                                     =================================================================

                                                                         FEDERATED
                                                     FEDERATED HIGH    INTERNATIONAL      FEDERATED
                                                       INCOME BOND        EQUITY         PRIME MONEY
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   16,683,252   $    6,023,743   $    7,386,500
                                                     ------------------------------------------------
Total assets                                             16,683,252        6,023,743        7,386,500
                                                     ------------------------------------------------

Net assets                                           $   16,683,252   $    6,023,743   $    7,386,500
                                                     ================================================
NET ASSETS
  Accumulation units                                 $   16,665,208   $    5,978,828   $    7,386,500
  Contracts in payout (annuitization) period                 18,044           44,915                -
                                                     ------------------------------------------------
Total net assets                                     $   16,683,252   $    6,023,743   $    7,386,500
                                                     ================================================

Total number of shares                                    2,356,392          685,295        7,386,500
                                                     ================================================

Cost of shares                                       $   19,139,746   $   13,004,078   $    7,386,500
                                                     ================================================

                                                       FEDERATED     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP
                                                        UTILITY       EQUITY-INCOME       GROWTH         HIGH INCOME
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    7,020,743   $  146,420,473   $   98,179,526   $   36,456,443
                                                     -----------------------------------------------------------------
Total assets                                              7,020,743      146,420,473       98,179,526       36,456,443
                                                     -----------------------------------------------------------------

Net assets                                           $    7,020,743   $  146,420,473   $   98,179,526   $   36,456,443
                                                     =================================================================

NET ASSETS
  Accumulation units                                 $    6,995,021   $  146,420,473   $   98,179,526   $   35,239,038
  Contracts in payout (annuitization) period                 25,722                -                -        1,217,405
                                                     -----------------------------------------------------------------
Total net assets                                     $    7,020,743   $  146,420,473   $   98,179,526   $   36,456,443
                                                     =================================================================

Total number of shares                                      933,609        8,062,801        4,188,546        6,147,798
                                                     =================================================================

Cost of shares                                       $   11,520,737   $  176,875,742   $  134,175,187   $   35,269,905
                                                     =================================================================

                                                        ING GET          ING GET
                                                     FUND - SERIES    FUND - SERIES    ING GET FUND -   ING GET FUND -
                                                           E               G             SERIES H         SERIES I
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $  276,396,796   $  163,876,702   $  121,603,049   $   84,078,702
                                                     -----------------------------------------------------------------
Total assets                                            276,396,796      163,876,702      121,603,049       84,078,702
                                                     -----------------------------------------------------------------

Net assets                                           $  276,396,796   $  163,876,702   $  121,603,049   $   84,078,702
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $  276,396,796   $  163,876,702   $  121,603,049   $   84,078,702
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $  276,396,796   $  163,876,702   $  121,603,049   $   84,078,702
                                                     =================================================================

Total number of shares                                   28,089,105       16,387,670       11,992,411        8,316,390
                                                     =================================================================

Cost of shares                                       $  278,487,403   $  163,834,851   $  120,839,531   $   83,250,451
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                                      FIDELITY(R) VIP    FIDELITY(R)
                                                     FIDELITY(R) VIP     II ASSET          VIP II      FIDELITY(R) VIP
                                                        OVERSEAS        MANAGER(SM)     CONTRAFUND(R)    II INDEX 500
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    6,616,775   $   11,086,015   $  145,571,079   $   64,190,398
                                                     -----------------------------------------------------------------
Total assets                                              6,616,775       11,086,015      145,571,079       64,190,398
                                                     -----------------------------------------------------------------

Net assets                                           $    6,616,775   $   11,086,015   $  145,571,079   $   64,190,398
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $    6,616,775   $   11,086,015   $  145,571,079   $   64,190,398
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $    6,616,775   $   11,086,015   $  145,571,079   $   64,190,398
                                                     =================================================================

Total number of shares                                      602,621          869,491        8,042,601          642,418
                                                     =================================================================

Cost of shares                                       $    7,879,773   $   11,920,837   $  166,018,954   $   80,173,340
                                                     =================================================================

                                                    FIDELITY(R) VIP   FRANKLIN SMALL
                                                     II INVESTMENT      CAP VALUE       ING GET FUND
                                                       GRADE BOND       SECURITIES       - SERIES D
                                                    -------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    2,890,300   $      364,802   $  103,697,732
                                                     ------------------------------------------------
Total assets                                              2,890,300          364,802      103,697,732
                                                     ------------------------------------------------

Net assets                                           $    2,890,300   $      364,802   $  103,697,732
                                                     ================================================
NET ASSETS
  Accumulation units                                 $    2,890,300   $      364,802   $  103,697,732
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $    2,890,300   $      364,802   $  103,697,732
                                                     ================================================

Total number of shares                                      210,971           37,961       11,043,422
                                                     ================================================

Cost of shares                                       $    2,658,230   $      363,037   $  108,305,744
                                                     ================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES J       - SERIES K       - SERIES L       - SERIES M
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   71,844,245   $   81,260,062   $   75,254,546   $  115,381,108
                                                     -----------------------------------------------------------------
Total assets                                             71,844,245       81,260,062       75,254,546      115,381,108
                                                     -----------------------------------------------------------------

Net assets                                           $   71,844,245   $   81,260,062   $   75,254,546   $  115,381,108
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   71,844,245   $   81,260,062   $   75,254,546   $  115,381,108
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   71,844,245   $   81,260,062   $   75,254,546   $  115,381,108
                                                     =================================================================

Total number of shares                                    7,127,405        7,912,372        7,436,220       11,356,408
                                                     =================================================================

Cost of shares                                       $   70,574,219   $   79,242,590   $   73,247,260   $  111,414,328
                                                     =================================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES N       - SERIES P       - SERIES Q
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   90,143,302   $   76,333,735   $   54,825,559
                                                     ------------------------------------------------
Total assets                                             90,143,302       76,333,735       54,825,559
                                                     ------------------------------------------------

Net assets                                           $   90,143,302   $   76,333,735   $   54,825,559
                                                     ================================================
NET ASSETS
  Accumulation units                                 $   90,143,302   $   76,333,735   $   54,825,559
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $   90,143,302   $   76,333,735   $   54,825,559
                                                     ================================================

Total number of shares                                    8,907,441        7,498,402   $    5,460,713
                                                     ================================================

Cost of shares                                       $   90,892,913   $   74,834,416   $   54,500,194
                                                     ================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES R       - SERIES S       - SERIES T       - SERIES U
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   43,556,397   $   53,553,407   $   39,378,494   $      502,569
                                                     -----------------------------------------------------------------
Total assets                                             43,556,397       53,553,407       39,378,494          502,569
                                                     -----------------------------------------------------------------

Net assets                                           $   43,556,397   $   53,553,407   $   39,378,494   $      502,569
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   43,556,397   $   53,553,407   $   39,378,494   $      502,569
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   43,556,397   $   53,553,407   $   39,378,494   $      502,569
                                                     =================================================================

Total number of shares                                    4,312,515        5,318,114        3,891,156           50,234
                                                     =================================================================

Cost of shares                                       $   43,208,554   $   53,289,484   $   38,992,044   $      502,399
                                                     =================================================================

                                                         ING VP
                                                       STRATEGIC        ING ALGER                        ING AMERICAN
                                                       ALLOCATION       AGGRESSIVE       ING ALGER      CENTURY SMALL
                                                         INCOME           GROWTH           GROWTH         CAP VALUE
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   20,088,287   $      178,669   $        9,413   $      172,840
                                                     -----------------------------------------------------------------
Total assets                                             20,088,287          178,669            9,413          172,840
                                                     -----------------------------------------------------------------

Net assets                                           $   20,088,287   $      178,669   $        9,413   $      172,840
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   16,945,520   $      178,669   $        9,413   $      172,840
  Contracts in payout (annuitization) period              3,142,767                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   20,088,287   $      178,669   $        9,413   $      172,840
                                                     =================================================================

Total number of shares                                    1,811,388           35,102            1,428           21,207
                                                     =================================================================

Cost of shares                                       $   22,057,068   $      190,259   $       10,342   $      165,978
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                                                           ING VP
                                                         ING VP                           EMERGING       ING VP MONEY
                                                        BALANCED       ING VP BOND        MARKETS           MARKET
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $  148,867,834   $  164,563,104   $      649,050   $  262,555,759
                                                     -----------------------------------------------------------------
Total assets                                            148,867,834      164,563,104          649,050      262,555,759
                                                     -----------------------------------------------------------------

Net assets                                           $  148,867,834   $  164,563,104   $      649,050   $  262,555,759
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $  113,344,138   $  150,113,484   $      649,050   $  252,582,665
  Contracts in payout (annuitization) period             35,523,696       14,449,620                -        9,973,094
                                                     -----------------------------------------------------------------
Total net assets                                     $  148,867,834   $  164,563,104   $      649,050   $  262,555,759
                                                     =================================================================

Total number of shares                                   13,873,983       12,162,831          145,201       20,157,213
                                                     =================================================================

Cost of shares                                       $  178,415,327   $  160,681,216   $      833,454   $  261,307,778
                                                     =================================================================

                                                                         ING VP            ING VP
                                                        ING VP          STRATEGIC         STRATEGIC
                                                        NATURAL         ALLOCATION        ALLOCATION
                                                       RESOURCES         BALANCED          GROWTH
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    1,566,801   $   14,344,005   $   11,256,899
                                                     ------------------------------------------------
Total assets                                              1,566,801       14,344,005       11,256,899
                                                     ------------------------------------------------

Net assets                                           $    1,566,801   $   14,344,005   $   11,256,899
                                                     ================================================
NET ASSETS
  Accumulation units                                 $    1,566,801   $   12,850,128   $   10,763,357
  Contracts in payout (annuitization) period                      -        1,493,877          493,542
                                                     ------------------------------------------------
Total net assets                                     $    1,566,801   $   14,344,005   $   11,256,899
                                                     ================================================

Total number of shares                                      129,274        1,320,811        1,041,341
                                                     ================================================

Cost of shares                                       $    1,750,492   $   16,686,947   $   13,564,418
                                                     ================================================

                                                       ING BARON         ING GOLDMAN       ING JPMORGAN
                                                       SMALL CAP       SACHS(R) CAPITAL      FLEMING        ING JPMORGAN
                                                        GROWTH             GROWTH         INTERNATIONAL     MID CAP VALUE
                                                    ---------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $      193,278     $       18,093    $   24,044,050   $       86,925
                                                     --------------------------------------------------------------------
Total assets                                                193,278             18,093        24,044,050           86,925
                                                     --------------------------------------------------------------------

Net assets                                           $      193,278     $       18,093    $   24,044,050   $       86,925
                                                     ====================================================================
NET ASSETS
  Accumulation units                                 $      193,278     $       18,093    $   23,318,905   $       86,925
  Contracts in payout (annuitization) period                      -                  -           725,145                -
                                                     --------------------------------------------------------------------
Total net assets                                     $      193,278     $       18,093    $   24,044,050   $       86,925
                                                     ====================================================================

Total number of shares                                       22,064              2,159         2,942,968            9,418
                                                     ====================================================================

Cost of shares                                       $      192,951     $       18,642    $   24,274,938   $       89,224
                                                     ====================================================================

                                                        ING MFS
                                                        CAPITAL          ING MFS          ING MFS
                                                     OPPORTUNITIES    GLOBAL GROWTH       RESEARCH
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   35,740,787   $        1,402   $   40,668,842
                                                     ------------------------------------------------
Total assets                                             35,740,787            1,402       40,668,842
                                                     ------------------------------------------------

Net assets                                           $   35,740,787   $        1,402   $   40,668,842
                                                     ================================================
NET ASSETS
  Accumulation units                                 $   33,216,756   $        1,402   $   40,668,842
  Contracts in payout (annuitization) period              2,524,031                -                -
                                                     ------------------------------------------------
Total net assets                                     $   35,740,787   $        1,402   $   40,668,842
                                                     ================================================

Total number of shares                                    1,887,053              167        6,699,974
                                                     ================================================

Cost of shares                                       $   49,418,144   $        1,419   $   53,843,434
                                                     ================================================

                                                                                       ING SALOMON
                                                                                         BROTHERS       ING SALOMON
                                                      ING OPCAP        ING PIMCO        AGGRESSIVE       BROTHERS
                                                    BALANCED VALUE    TOTAL RETURN        GROWTH          CAPITAL
                                                    -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value         $       15,244   $    1,275,028   $   47,007,829   $        5,034
                                                    -----------------------------------------------------------------
Total assets                                                15,244        1,275,028       47,007,829            5,034
                                                    -----------------------------------------------------------------

Net assets                                          $       15,244   $    1,275,028   $   47,007,829   $        5,034
                                                    =================================================================
NET ASSETS
  Accumulation units                                $       15,244   $    1,275,028   $   46,015,154   $        5,034
  Contracts in payout (annuitization) period                     -                -          992,675                -
                                                    -----------------------------------------------------------------
Total net assets                                    $       15,244   $    1,275,028   $   47,007,829   $        5,034
                                                    =================================================================

Total number of shares                                       1,581          120,856        1,783,978              421
                                                    =================================================================

Cost of shares                                      $       14,972   $    1,256,640   $   64,573,920   $        5,000
                                                    =================================================================

                                                                                          ING VP
                                                      ING VP INDEX     ING VP INDEX    INTERNATIONAL     ING VP SMALL
                                                      PLUS MIDCAP     PLUS SMALLCAP        EQUITY          COMPANY
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   11,779,436   $    4,274,524   $    5,227,820   $   52,157,900
                                                     -----------------------------------------------------------------
Total assets                                             11,779,436        4,274,524        5,227,820       52,157,900
                                                     -----------------------------------------------------------------

Net assets                                           $   11,779,436   $    4,274,524   $    5,227,820   $   52,157,900
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   11,779,436   $    4,274,524   $    4,851,325   $   48,275,927
  Contracts in payout (annuitization) period                      -                -          376,495        3,881,973
                                                     -----------------------------------------------------------------
Total net assets                                     $   11,779,436   $    4,274,524   $    5,227,820   $   52,157,900
                                                     =================================================================

Total number of shares                                      993,207          429,600          904,467        4,090,816
                                                     =================================================================

Cost of shares                                       $   13,481,416   $    4,957,354   $    5,282,086   $   64,947,675
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                      ING SALOMON       ING T. ROWE       ING UBS          ING VAN
                                                       BROTHERS        PRICE GROWTH    TACTICAL ASSET       KAMPEN
                                                    INVESTORS VALUE       EQUITY         ALLOCATION        COMSTOCK
                                                    ------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $       14,349   $   58,442,588   $          428   $      318,983
                                                     -----------------------------------------------------------------
Total assets                                                 14,349       58,442,588              428          318,983
                                                     -----------------------------------------------------------------

Net assets                                           $       14,349   $   58,442,588   $          428   $      318,983
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $       14,349   $   56,097,352   $          428   $      318,983
  Contracts in payout (annuitization) period                      -        2,345,236                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $       14,349   $   58,442,588   $          428   $      318,983
                                                     =================================================================

Total number of shares                                        1,444        1,684,710               18           38,247
                                                     =================================================================

Cost of shares                                       $       15,996   $   73,754,294   $          440   $      330,123
                                                     =================================================================

                                                         ING VP
                                                       GROWTH AND         ING VP        ING VP INDEX
                                                         INCOME           GROWTH       PLUS LARGECAP
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $  415,966,022   $   28,286,199   $  154,416,728
                                                     ------------------------------------------------
Total assets                                            415,966,022       28,286,199      154,416,728
                                                     ------------------------------------------------

Net assets                                           $  415,966,022   $   28,286,199   $  154,416,728
                                                     ================================================
NET ASSETS
  Accumulation units                                 $  329,440,424   $   25,655,013   $  122,505,931
  Contracts in payout (annuitization) period             86,525,598        2,631,186       31,910,797
                                                     ------------------------------------------------
Total net assets                                     $  415,966,022   $   28,286,199   $  154,416,728
                                                     ================================================

Total number of shares                                   28,687,312        4,129,372       14,231,957
                                                     ================================================

Cost of shares                                       $  678,063,682   $   37,384,530   $  189,726,070
                                                     ================================================

                                                                                           ING VP           ING VP
                                                                                           GROWTH           GROWTH
                                                         ING VP        ING VP VALUE    OPPORTUNITIES    OPPORTUNITIES
                                                       TECHNOLOGY      OPPORTUNITY       - CLASS R        - CLASS S
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    6,564,063   $   17,000,985   $      384,251   $      125,218
                                                     -----------------------------------------------------------------
Total assets                                              6,564,063       17,000,985          384,251          125,218
                                                     -----------------------------------------------------------------

Net assets                                           $    6,564,063   $   17,000,985   $      384,251   $      125,218
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $    6,564,063   $   17,000,985   $      384,251   $      125,218
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $    6,564,063   $   17,000,985   $      384,251   $      125,218
                                                     =================================================================

Total number of shares                                    2,467,693        1,740,121          102,467           33,303
                                                     =================================================================

Cost of shares                                       $    8,536,756   $   22,638,830   $      403,353   $      154,512
                                                     =================================================================

                                                         ING VP           ING VP           ING VP
                                                     INTERNATIONAL      MAGNACAP -        MAGNACAP -
                                                         VALUE            CLASS R         CLASS S
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $      403,983   $       26,804   $      489,722
                                                     ------------------------------------------------
Total assets                                                403,983           26,804          489,722
                                                     ------------------------------------------------

Net assets                                           $      403,983   $       26,804   $      489,722
                                                     ================================================
NET ASSETS
  Accumulation units                                 $      403,983   $       26,804   $      489,722
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $      403,983   $       26,804   $      489,722
                                                     ================================================

Total number of shares                                       46,975            3,930           71,492
                                                     ================================================

Cost of shares                                       $      434,101   $       32,494   $      604,708
                                                     ================================================

                                                         ING VP           ING VP           ING VP          ING VP
                                                         MIDCAP           MIDCAP          SMALLCAP        SMALLCAP
                                                     OPPORTUNITIES -  OPPORTUNITIES -  OPPORTUNITIES-  OPPORTUNITIES -
                                                        CLASS R          CLASS S          CLASS R         CLASS S
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $       76,098   $    2,583,170   $       58,445   $    1,771,721
                                                     -----------------------------------------------------------------
Total assets                                                 76,098        2,583,170           58,445        1,771,721
                                                     -----------------------------------------------------------------

Net assets                                           $       76,098   $    2,583,170   $       58,445   $    1,771,721
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $       76,098   $    2,583,170   $       58,445   $    1,771,721
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $       76,098   $    2,583,170   $       58,445   $    1,771,721
                                                     =================================================================

Total number of shares                                       16,911          577,890            5,488          166,986
                                                     =================================================================

Cost of shares                                       $       76,903   $    3,032,227   $       62,023   $    2,367,889
                                                     =================================================================

                                                                                        OPPENHEIMER      OPPENHEIMER
                                                     MFS(R) GLOBAL     MFS(R) TOTAL      AGGRESSIVE        GLOBAL
                                                      GOVERNMENTS         RETURN           GROWTH        SECURITIES
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    2,720,439   $   91,725,015   $   23,930,198   $   15,176,818
                                                     -----------------------------------------------------------------
Total assets                                              2,720,439       91,725,015       23,930,198       15,176,818
                                                     -----------------------------------------------------------------

Net assets                                           $    2,720,439   $   91,725,015   $   23,930,198   $   15,176,818
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $    2,720,439   $   91,725,015   $   23,110,791   $   15,176,818
  Contracts in payout (annuitization) period                      -                -          819,407                -
                                                     -----------------------------------------------------------------
Total net assets                                     $    2,720,439   $   91,725,015   $   23,930,198   $   15,176,818
                                                     =================================================================

Total number of shares                                      258,351        5,351,518          818,686          857,447
                                                     =================================================================

Cost of shares                                       $    2,618,004   $  102,010,242   $   30,059,768   $   19,348,041
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                      JANUS ASPEN
                                                       AGGRESSIVE      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN
                                                         GROWTH          BALANCED     FLEXIBLE INCOME       GROWTH
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   77,233,111   $  197,825,408   $   28,391,748   $   98,502,589
                                                     -----------------------------------------------------------------
Total assets                                             77,233,111      197,825,408       28,391,748       98,502,589
                                                     -----------------------------------------------------------------

Net assets                                           $   77,233,111   $  197,825,408   $   28,391,748   $   98,502,589
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   77,233,111   $  197,825,408   $   28,391,748   $   92,138,870
  Contracts in payout (annuitization) period                      -                -                -        6,363,719
                                                     -----------------------------------------------------------------
Total net assets                                     $   77,233,111   $  197,825,408   $   28,391,748   $   98,502,589
                                                     =================================================================

Total number of shares                                    4,875,828        9,607,839        2,308,272        6,742,135
                                                     =================================================================

Cost of shares                                       $   92,264,412   $  218,902,715   $   27,607,794   $  130,606,459
                                                     =================================================================

                                                      JANUS ASPEN      LORD ABBETT
                                                       WORLDWIDE        GROWTH AND      LORD ABBETT
                                                        GROWTH            INCOME       MID-CAP VALUE
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $  198,280,103   $      421,513   $      473,961
                                                     ------------------------------------------------
Total assets                                            198,280,103          421,513          473,961
                                                     ------------------------------------------------

Net assets                                           $  198,280,103   $      421,513   $      473,961
                                                     ================================================
NET ASSETS
  Accumulation units                                 $  190,950,563   $      421,513   $      473,961
  Contracts in payout (annuitization) period              7,329,540                -                -
                                                     ------------------------------------------------
Total net assets                                     $  198,280,103   $      421,513   $      473,961
                                                     ================================================

Total number of shares                                    9,419,482           22,385           34,196
                                                     ================================================

Cost of shares                                       $  253,349,460   $      440,890   $      499,299
                                                     ================================================

                                                      OPPENHEIMER
                                                      MAIN STREET
                                                        GROWTH &       OPPENHEIMER     PIONEER EQUITY      PIONEER
                                                         INCOME       STRATEGIC BOND     INCOME VCT          VCT
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   48,800,609   $   32,734,881   $      153,293   $        1,303
                                                     -----------------------------------------------------------------
Total assets                                             48,800,609       32,734,881          153,293            1,303
                                                     -----------------------------------------------------------------

Net assets                                           $   48,800,609   $   32,734,881   $      153,293   $        1,303
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   45,707,631   $   31,581,706   $      153,293   $        1,303
  Contracts in payout (annuitization) period              3,092,978        1,153,175                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   48,800,609   $   32,734,881   $      153,293   $        1,303
                                                     =================================================================

Total number of shares                                    3,185,418        7,162,994           10,145               85
                                                     =================================================================

Cost of shares                                       $   60,569,880   $   31,335,136   $      159,271   $        1,302
                                                     =================================================================

                                                                                        SP JENNISON
                                                      PIONEER MID       PRUDENTIAL     INTERNATIONAL
                                                     CAP VALUE VCT       JENNISON          GROWTH
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $       30,425   $      426,947   $      213,838
                                                     ------------------------------------------------
Total assets                                                 30,425          426,947          213,838
                                                     ------------------------------------------------

Net assets                                           $       30,425   $      426,947   $      213,838
                                                     ================================================
NET ASSETS
  Accumulation units                                 $       30,425   $      426,947   $      213,838
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $       30,425   $      426,947   $      213,838
                                                     ================================================

Total number of shares                                        2,036           33,618           51,035
                                                     ================================================

Cost of shares                                       $       30,375   $      456,396   $      220,447
                                                     ================================================

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                             Statement of Operations

                      For the year ended December 31, 2002

                                                        AIM V.I.                         AIM V.I.
                                                         CAPITAL       AIM V.I. CORE    GOVERNMENT
                                                      APPRECIATION        EQUITY        SECURITIES
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $      110,893   $      469,767
                                                     ------------------------------------------------
Total investment income                                           -          110,893          469,767

Expenses:
 Mortality and expense risk and other charges               234,121          447,816          212,298
                                                     ------------------------------------------------
Total expenses                                              234,121          447,816          212,298
                                                     ------------------------------------------------
Net investment income (loss)                               (234,121)        (336,923)         257,469

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (11,841,069)     (19,166,365)         274,461
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (11,841,069)     (19,166,365)         274,461

Net unrealized appreciation (depreciation) of
 investments                                              6,412,975       12,696,921          710,014
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (5,662,215)  $   (6,806,367)  $    1,241,944
                                                     ================================================

                                                                         AMERICAN         AMERICAN
                                                        ALLIANCE       CENTURY(R) VP   CENTURY(R) VP
                                                         QUASAR          BALANCED      INTERNATIONAL
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $       50,084   $       17,753
                                                     ------------------------------------------------
Total investment income                                           -           50,084           17,753

Expenses:
 Mortality and expense risk and other charges                11,757           24,787           29,964
                                                     ------------------------------------------------
Total expenses                                               11,757           24,787           29,964
                                                     ------------------------------------------------
Net investment income (loss)                                (11,757)          25,297          (12,211)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (52,585)        (331,096)      (1,559,008)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                (52,585)        (331,096)      (1,559,008)

Net unrealized appreciation (depreciation) of
 investments                                               (320,915)          88,916        1,039,420
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $     (385,257)  $     (216,883)  $     (531,799)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                        ALGER AMERICAN
                                                        AIM V.I.         AIM V.I.      ALGER AMERICAN      INCOME &
                                                         GROWTH       PREMIER EQUITY      BALANCED          GROWTH
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $      167,442   $       53,511   $       55,622
                                                     -----------------------------------------------------------------
Total investment income                                           -          167,442           53,511           55,622

Expenses:
 Mortality and expense risk and other charges               252,850          686,444           44,948          119,926
                                                     -----------------------------------------------------------------
Total expenses                                              252,850          686,444           44,948          119,926
                                                     -----------------------------------------------------------------
Net investment income (loss)                               (252,850)        (519,002)           8,563          (64,304)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (21,531,563)     (22,963,948)        (480,416)      (4,172,553)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (21,531,563)     (22,963,948)        (480,416)      (4,172,553)

Net unrealized appreciation (depreciation) of
 investments                                             13,605,701        1,596,273           (8,111)         797,771
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (8,178,712)  $  (21,886,677)  $     (479,964)  $   (3,439,086)
                                                     =================================================================

                                                     ALGER AMERICAN       ALLIANCE         ALLIANCE
                                                        LEVERAGED        GROWTH AND        PREMIER
                                                         ALLCAP            INCOME           GROWTH
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $          620   $      202,121   $            -
                                                     ------------------------------------------------
Total investment income                                         620          202,121                -

Expenses:
 Mortality and expense risk and other charges               110,396          367,630           96,634
                                                     ------------------------------------------------
Total expenses                                              110,396          367,630           96,634
                                                     ------------------------------------------------
Net investment income (loss)                               (109,776)        (165,509)         (96,634)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (5,523,735)      (3,091,091)      (2,300,618)
Capital gains distributions                                       -        1,038,771                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (5,523,735)      (2,052,320)      (2,300,618)

Net unrealized appreciation (depreciation) of
 investments                                              2,219,572       (5,861,654)        (435,725)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (3,413,939)  $   (8,079,483)  $   (2,832,977)
                                                     ================================================

                                                     BRINSON SERIES                      FEDERATED
                                                        TACTICAL      CALVERT SOCIAL     AMERICAN         FEDERATED
                                                       ALLOCATION        BALANCED         LEADERS       EQUITY INCOME
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $       66,628   $       52,110   $      783,023   $      292,633
                                                     -----------------------------------------------------------------
Total investment income                                      66,628           52,110          783,023          292,633

Expenses:
 Mortality and expense risk and other charges               152,368           23,413          931,162          194,259
                                                     -----------------------------------------------------------------
Total expenses                                              152,368           23,413          931,162          194,259
                                                     -----------------------------------------------------------------
Net investment income (loss)                                (85,740)          28,697         (148,139)          98,374

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (3,543,581)        (465,640)         (64,392)        (606,693)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (3,543,581)        (465,640)         (64,392)        (606,693)

Net unrealized appreciation (depreciation) of
 investments                                                283,934          156,806      (16,206,809)      (3,030,582)
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (3,345,387)  $     (280,137)  $  (16,419,340)  $   (3,538,901)
                                                     =================================================================

                                                     FEDERATED FUND
                                                         FOR US         FEDERATED
                                                       GOVERNMENT         GROWTH       FEDERATED HIGH
                                                       SECURITIES       STRATEGIES      INCOME BOND
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      444,456   $            -   $    1,977,547
                                                     ------------------------------------------------
Total investment income                                     444,456                -        1,977,547

Expenses:
 Mortality and expense risk and other charges               173,838          216,927          265,446
                                                     ------------------------------------------------
Total expenses                                              173,838          216,927          265,446
                                                     ------------------------------------------------
Net investment income (loss)                                270,618         (216,927)       1,712,101

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     178,225         (785,326)      (4,158,428)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                178,225         (785,326)      (4,158,428)

Net unrealized appreciation (depreciation) of
 investments                                                443,220       (4,061,042)       2,397,304
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      892,063   $   (5,063,295)  $      (49,023)
                                                     ================================================

                                                       FEDERATED
                                                     INTERNATIONAL       FEDERATED       FEDERATED
                                                         EQUITY         PRIME MONEY       UTILITY
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $      110,872   $      578,444
                                                     ------------------------------------------------
Total investment income                                           -          110,872          578,444

Expenses:
 Mortality and expense risk and other charges               119,497          111,953          137,007
                                                     ------------------------------------------------
Total expenses                                              119,497          111,953          137,007
                                                     ------------------------------------------------
Net investment income (loss)                               (119,497)          (1,081)         441,437

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (716,353)               -       (2,778,666)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                               (716,353)               -       (2,778,666)

Net unrealized appreciation (depreciation) of
 investments                                             (1,457,973)               -         (761,186)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (2,293,823)  $       (1,081)  $   (3,098,415)
                                                     ================================================

                                                                          FTVIP
                                                    FIDELITY(R) VIP   FRANKLIN SMALL
                                                      INVESTMENT        CAP VALUE       ING GET FUND
                                                      GRADE BOND       SECURITIES        - SERIES D
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      121,052   $        5,817   $    4,849,503
                                                     ------------------------------------------------
Total investment income                                     121,052            5,817        4,849,503

Expenses:
 Mortality and expense risk and other charges                42,060            5,846        1,657,804
                                                     ------------------------------------------------
Total expenses                                               42,060            5,846        1,657,804
                                                     ------------------------------------------------
Net investment income (loss)                                 78,992              (29)       3,191,699

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     126,348         (281,659)      (3,903,504)
Capital gains distributions                                       -           40,688                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                126,348         (240,971)      (3,903,504)

Net unrealized appreciation (depreciation) of
 investments                                                 43,860            1,765         (197,690)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      249,200   $     (239,235)  $     (909,495)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP
                                                      EQUITY-INCOME       GROWTH         HIGH INCOME       OVERSEAS
                                                     ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $    3,015,262   $      346,250   $    4,088,481   $        70,417
                                                     ------------------------------------------------------------------
Total investment income                                   3,015,262          346,250        4,088,481            70,417

Expenses:
 Mortality and expense risk and other charges             2,236,636        1,653,283          471,021           103,668
                                                     ------------------------------------------------------------------
Total expenses                                            2,236,636        1,653,283          471,021           103,668
                                                     ------------------------------------------------------------------
Net investment income (loss)                                778,626       (1,307,033)       3,617,460           (33,251)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (17,472,822)     (75,974,775)     (15,314,996)       (4,666,771)
Capital gains distributions                               4,104,107                -                -                 -
                                                     ------------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (13,368,715)     (75,974,775)     (15,314,996)       (4,666,771)

Net unrealized appreciation (depreciation) of
 investments                                            (23,430,907)      27,425,197       12,364,126         2,758,026
                                                     ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (36,020,996)  $  (49,856,611)  $      666,590   $    (1,941,996)
                                                     ==================================================================

                                                     FIDELITY(R) VIP    FIDELITY(R)
                                                        II ASSET         VIP II        FIDELITY(R) VIP
                                                       MANAGER(SM)    CONTRAFUND(R)     II INDEX 500
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      511,394   $    1,374,415   $     1,141,533
                                                     -------------------------------------------------
Total investment income                                     511,394        1,374,415         1,141,533

Expenses:
 Mortality and expense risk and other charges               169,457        2,063,981         1,120,404
                                                     -------------------------------------------------
Total expenses                                              169,457        2,063,981         1,120,404
                                                     -------------------------------------------------
Net investment income (loss)                                341,937         (689,566)           21,129

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (2,462,332)     (27,675,618)      (18,283,780)
Capital gains distributions                                       -                -                 -
                                                     -------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (2,462,332)     (27,675,618)      (18,283,780)

Net unrealized appreciation (depreciation) of
 investments                                                734,377       10,036,956        (4,035,555)
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (1,386,018)  $  (18,328,228)  $   (22,298,206)
                                                     =================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES E       - SERIES G       - SERIES H       - SERIES I
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $   11,590,668   $    6,437,372   $    4,541,020   $    3,032,380
                                                     -----------------------------------------------------------------
Total investment income                                  11,590,668        6,437,372        4,541,020        3,032,380

Expenses:
 Mortality and expense risk and other charges             4,898,811        2,872,854        2,145,806        1,464,041
                                                     -----------------------------------------------------------------
Total expenses                                            4,898,811        2,872,854        2,145,806        1,464,041
                                                     -----------------------------------------------------------------
Net investment income (loss)                              6,691,857        3,564,518        2,395,214        1,568,339

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (12,383,728)        (361,655)      (2,376,877)        (285,274)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (12,383,728)        (361,655)      (2,376,877)        (285,274)

Net unrealized appreciation (depreciation) of
 investments                                             12,265,411        2,001,769        3,657,819        1,679,757
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $    6,573,540   $    5,204,632   $    3,676,156   $    2,962,822
                                                     =================================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES J       - SERIES K       - SERIES L
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $    2,556,052   $    2,272,115   $       38,481
                                                     ------------------------------------------------
Total investment income                                   2,556,052        2,272,115           38,481

Expenses:
 Mortality and expense risk and other charges             1,256,435        1,667,708        1,518,985
                                                     ------------------------------------------------
Total expenses                                            1,256,435        1,667,708        1,518,985
                                                     ------------------------------------------------
Net investment income (loss)                              1,299,617          604,407       (1,480,504)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (1,217,195)      (1,166,744)      (2,039,616)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (1,217,195)      (1,166,744)      (2,039,616)

Net unrealized appreciation (depreciation) of
 investments                                              2,934,305        3,623,216        3,999,896
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $    3,016,727   $    3,060,879   $      479,776
                                                     ================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES M       - SERIES N       - SERIES P
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $       41,036   $       16,602   $       32,612
                                                     ------------------------------------------------
Total investment income                                      41,036           16,602           32,612

Expenses:
 Mortality and expense risk and other charges             2,373,549        1,884,690        1,601,653
                                                     ------------------------------------------------
Total expenses                                            2,373,549        1,884,690        1,601,653
                                                     ------------------------------------------------
Net investment income (loss)                             (2,332,513)      (1,868,088)      (1,569,041)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (3,482,609)       1,203,432         (439,883)
Capital gains distributions                                       -        1,249,744           26,248
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (3,482,609)       2,453,176         (413,635)

Net unrealized appreciation (depreciation) of
 investments                                              7,557,322       (2,953,390)       1,306,756
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $    1,742,200   $   (2,368,302)  $     (675,920)
                                                     ================================================

                                                         ING VP                            ING VP
                                                        EMERGING       ING VP MONEY        NATURAL
                                                         MARKETS          MARKET          RESOURCES
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $   10,706,663   $        3,316
                                                     ------------------------------------------------
Total investment income                                           -       10,706,663            3,316

Expenses:
 Mortality and expense risk and other charges                11,406        3,368,994           22,483
                                                     ------------------------------------------------
Total expenses                                               11,406        3,368,994           22,483
                                                     ------------------------------------------------
Net investment income (loss)                                (11,406)       7,337,669          (19,167)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (281,423)      (5,982,099)          18,761
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                               (281,423)      (5,982,099)          18,761

Net unrealized appreciation (depreciation) of
 investments                                                220,172         (371,722)         (80,642)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (72,657)  $      983,848   $      (81,048)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                      ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES Q       - SERIES R       - SERIES S       - SERIES T
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $    1,076,043   $      623,634   $      341,597   $        4,295
                                                     -----------------------------------------------------------------
Total investment income                                   1,076,043          623,634          341,597            4,295

Expenses:
 Mortality and expense risk and other charges               899,725          475,819          336,831           54,990
                                                     -----------------------------------------------------------------
Total expenses                                              899,725          475,819          336,831           54,990
                                                     -----------------------------------------------------------------
Net investment income (loss)                                176,318          147,815            4,766          (50,695)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (238,981)          (4,010)          (5,368)           1,926
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                               (238,981)          (4,010)          (5,368)           1,926

Net unrealized appreciation (depreciation) of
 investments                                                324,608          347,843          263,923          386,450
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      261,945   $      491,648   $      263,321   $      337,681
                                                     =================================================================

                                                      ING GET FUND        ING VP
                                                       - SERIES U        BALANCED       ING VP BOND
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $    1,817,690   $    5,023,710
                                                     ------------------------------------------------
Total investment income                                           -        1,817,690        5,023,710

Expenses:
 Mortality and expense risk and other charges                   285        2,014,873        1,794,046
                                                     ------------------------------------------------
Total expenses                                                  285        2,014,873        1,794,046
                                                     ------------------------------------------------
Net investment income (loss)                                   (285)        (197,183)       3,229,664

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                           3      (31,426,581)       3,601,145
Capital gains distributions                                       -                -          699,805
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                      3      (31,426,581)       4,300,950

Net unrealized appreciation (depreciation) of
 investments                                                    171       10,085,344        2,690,919
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $         (111)  $  (21,538,420)  $   10,221,533
                                                     ================================================

                                                        ING VP           ING VP           ING VP
                                                       STRATEGIC        STRATEGIC        STRATEGIC        ING ALGER
                                                       ALLOCATION       ALLOCATION       ALLOCATION       AGGRESSIVE
                                                        BALANCED          GROWTH           INCOME           GROWTH
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      396,251   $      219,880   $      721,832   $            -
                                                     -----------------------------------------------------------------
Total investment income                                     396,251          219,880          721,832                -

Expenses:
 Mortality and expense risk and other charges               202,267          160,701          291,218              107
                                                     -----------------------------------------------------------------
Total expenses                                              202,267          160,701          291,218              107
                                                     -----------------------------------------------------------------
Net investment income (loss)                                193,984           59,179          430,614             (107)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments                 (1,295,397)      (1,733,172)        (810,159)               2
 Capital gains distributions                                      -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (1,295,397)      (1,733,172)        (810,159)               2

Net unrealized appreciation (depreciation) of
 investments                                               (696,127)        (367,779)        (898,794)         (11,590)
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (1,797,540)  $   (2,041,772)  $   (1,278,339)  $      (11,695)
                                                     =================================================================

                                                                      ING AMERICAN       ING BARON
                                                       ING ALGER      CENTURY SMALL      SMALL CAP
                                                        GROWTH          CAP VALUE         GROWTH
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $           32   $            -
                                                     ------------------------------------------------
Total investment income                                           -               32                -

Expenses:
 Mortality and expense risk and other charges                    19              499              588
                                                     ------------------------------------------------
Total expenses                                                   19              499              588
                                                     ------------------------------------------------
Net investment income (loss)                                    (19)            (467)            (588)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments                         (4)          (4,695)           5,232
 Capital gains distributions                                      -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                     (4)          (4,695)           5,232

Net unrealized appreciation (depreciation) of
 investments                                                   (929)           6,863              327
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $         (952)  $        1,701   $        4,971
                                                     ================================================

                                                      ING GOLDMAN      ING JPMORGAN
                                                    SACHS(R) CAPITAL     FLEMING        ING JPMORGAN
                                                        GROWTH        INTERNATIONAL    MID CAP VALUE
                                                    -------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $      169,596   $          136
                                                     ------------------------------------------------
Total investment income                                           -          169,596              136

Expenses:
 Mortality and expense risk and other charges                    24          323,589              130
                                                     ------------------------------------------------
Total expenses                                                   24          323,589              130
                                                     ------------------------------------------------
Net investment income (loss)                                    (24)        (153,993)               6

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                           1       (3,362,234)              (9)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                      1       (3,362,234)              (9)

Net unrealized appreciation (depreciation) of
 investments                                                   (548)        (590,934)          (2,299)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $         (571)  $   (4,107,161)  $       (2,302)
                                                     ================================================

                                                      ING SALOMON      ING T. ROWE        ING UBS
                                                        BROTHERS       PRICE GROWTH    TACTICAL ASSET
                                                     INVESTORS VALUE      EQUITY         ALLOCATION
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            2   $      137,970   $            -
                                                     ------------------------------------------------
Total investment income                                           2          137,970                -

Expenses:
 Mortality and expense risk and other charges                    51          972,473                -
                                                     ------------------------------------------------
Total expenses                                                   51          972,473                -
                                                     ------------------------------------------------
Net investment income (loss)                                    (49)        (834,503)               -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                         (11)     (31,652,050)               -
Capital gains distributions                                       7                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                     (4)     (31,652,050)               -

Net unrealized appreciation (depreciation) of
 investments                                                 (1,647)      11,325,203              (12)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $       (1,700)  $  (21,161,350)  $          (12)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                        ING MFS
                                                        CAPITAL          ING MFS          ING MFS         ING OPCAP
                                                     OPPORTUNITIES    GLOBAL GROWTH       RESEARCH      BALANCED VALUE
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $            -   $      107,573   $            2
                                                     -----------------------------------------------------------------
Total investment income                                           -                -          107,573                2

Expenses:
 Mortality and expense risk and other charges               592,876                2          707,793               26
                                                     -----------------------------------------------------------------
Total expenses                                              592,876                2          707,793               26
                                                     -----------------------------------------------------------------
Net investment income (loss)                               (592,876)              (2)        (600,220)             (24)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (41,812,683)             (28)     (43,750,229)               -
Capital gains distributions                                       -                -                -               88
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (41,812,683)             (28)     (43,750,229)              88

Net unrealized appreciation (depreciation) of
 investments                                             23,516,791              (17)      27,569,249              272
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (18,888,768)  $          (47)  $  (16,781,200)  $          336
                                                     =================================================================

                                                                      ING SALOMON
                                                                        BROTHERS        ING SALOMON
                                                       ING PIMCO       AGGRESSIVE         BROTHERS
                                                      TOTAL RETURN       GROWTH           CAPITAL
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $       18,115   $            -   $            -
                                                     ------------------------------------------------
Total investment income                                      18,115                -                -

Expenses:
 Mortality and expense risk and other charges                 4,387          848,784                -
                                                     ------------------------------------------------
Total expenses                                                4,387          848,784                -
                                                     ------------------------------------------------
Net investment income (loss)                                 13,728         (848,784)               -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                       4,402      (25,188,977)               -
Capital gains distributions                                  13,350                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                 17,752      (25,188,977)               -

Net unrealized appreciation (depreciation) of
 investments                                                 18,387       (4,736,656)              34
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $       49,867   $  (30,774,417)  $           34
                                                     ================================================

                                                                        ING VP
                                                       ING VAN          GROWTH
                                                        KAMPEN            AND          ING VP        ING VP INDEX
                                                       COMSTOCK         INCOME         GROWTH       PLUS LARGECAP
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $        1,411   $    4,537,816   $            -   $      446,833
                                                     -----------------------------------------------------------------
Total investment income                                       1,411        4,537,816                -          446,833

Expenses:
 Mortality and expense risk and other charges                   860        5,889,748          472,716        2,284,906
                                                     -----------------------------------------------------------------
Total expenses                                                  860        5,889,748          472,716        2,284,906
                                                     -----------------------------------------------------------------
Net investment income (loss)                                    551       (1,351,932)        (472,716)      (1,838,073)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                        (132)    (193,418,765)      (8,444,150)     (58,481,089)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                   (132)    (193,418,765)      (8,444,150)     (58,481,089)

Net unrealized appreciation (depreciation) of
 investments                                                (11,139)      35,220,058       (5,648,119)      11,268,433
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (10,720)  $ (159,550,639)  $  (14,564,985)  $  (49,050,729)
                                                     =================================================================

                                                                                           ING VP
                                                      ING VP INDEX     ING VP INDEX    INTERNATIONAL
                                                      PLUS MIDCAP     PLUS SMALLCAP        EQUITY
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $       52,909   $        6,485   $       14,840
                                                     ------------------------------------------------
Total investment income                                      52,909            6,485           14,840

Expenses:
 Mortality and expense risk and other charges               106,832           36,617           79,248
                                                     ------------------------------------------------
Total expenses                                              106,832           36,617           79,248
                                                     ------------------------------------------------
Net investment income (loss)                                (53,923)         (30,132)         (64,408)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (760,138)        (127,680)      (1,577,469)
Capital gains distributions                                       -           52,453                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                               (760,138)         (75,227)      (1,577,469)

Net unrealized appreciation (depreciation) of
 investments                                             (1,413,335)        (732,353)        (299,583)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (2,227,396)  $     (837,712)  $   (1,941,460)
                                                     ================================================

                                                      ING VP SMALL        ING VP        ING VP VALUE
                                                         COMPANY        TECHNOLOGY      OPPORTUNITY
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      301,043   $            -   $       95,253
                                                     ------------------------------------------------
Total investment income                                     301,043                -           95,253

Expenses:
 Mortality and expense risk and other charges               769,899          108,774          279,553
                                                     ------------------------------------------------
Total expenses                                              769,899          108,774          279,553
                                                     ------------------------------------------------
Net investment income (loss)                               (468,856)        (108,774)        (184,300)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (3,580,613)      (3,681,243)      (4,332,295)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (3,580,613)      (3,681,243)      (4,332,295)

Net unrealized appreciation (depreciation) of
 investments                                            (14,440,776)      (1,844,374)      (2,719,443)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (18,490,245)  $   (5,634,391)  $   (7,236,038)
                                                     ================================================

                                                         ING VP           ING VP
                                                        SMALLCAP         SMALLCAP       JANUS ASPEN
                                                     OPPORTUNITIES -  OPPORTUNITIES -    AGGRESSIVE
                                                         CLASS R         CLASS S          GROWTH
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $            -   $            -
                                                     ------------------------------------------------
Total investment income                                           -                -                -

Expenses:
 Mortality and expense risk and other charges                   130           20,930        1,204,437
                                                     ------------------------------------------------
Total expenses                                                  130           20,930        1,204,437
                                                     ------------------------------------------------
Net investment income (loss)                                   (130)         (20,930)      (1,204,437)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (9,641)        (338,439)    (110,103,453)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------

Total realized gain (loss) on investments and
 capital gains distributions                                 (9,641)        (338,439)    (110,103,453)

Net unrealized appreciation (depreciation) of
 investments                                                 (3,578)        (622,428)      73,321,455
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (13,349)  $     (981,797)  $  (37,986,435)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                         ING VP           ING VP
                                                         GROWTH           GROWTH           ING VP           ING VP
                                                     OPPORTUNITIES -  OPPORTUNITIES -  INTERNATIONAL      MAGNACAP -
                                                         CLASS R          CLASS S          VALUE            CLASS R
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $            -   $        1,825   $          231
                                                     -----------------------------------------------------------------
Total investment income                                           -                -            1,825              231

Expenses:
 Mortality and expense risk and other charges                   282            1,717            1,556              103
                                                     -----------------------------------------------------------------
Total expenses                                                  282            1,717            1,556              103
                                                     -----------------------------------------------------------------
Net investment income (loss)                                   (282)          (1,717)             269              128

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                       1,805          (27,626)         (18,718)             (20)
 Capital gains distributions                                      -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                  1,805          (27,626)         (18,718)             (20)

Net unrealized appreciation (depreciation) of
 investments                                                (19,103)         (29,240)         (30,118)          (5,689)
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (17,580)  $      (58,583)  $      (48,567)  $       (5,581)
                                                     =================================================================

                                                                         ING VP              ING
                                                         ING VP          MIDCAP           VP MIDCAP
                                                       MAGNACAP -     OPPORTUNITIES -  OPPORTUNITIES -
                                                         CLASS S          CLASS R          CLASS S
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $        4,366   $            -   $            -
                                                     ------------------------------------------------
Total investment income                                       4,366                -                -

Expenses:
 Mortality and expense risk and other charges                 5,123               15           22,826
                                                     ------------------------------------------------
Total expenses                                                5,123               15           22,826
                                                     ------------------------------------------------
Net investment income (loss)                                   (757)             (15)         (22,826)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (9,688)            (200)         (97,225)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                 (9,688)            (200)         (97,225)

Net unrealized appreciation (depreciation) of
 investments                                               (121,268)            (805)        (459,418)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $     (131,713)  $       (1,020)  $     (579,469)
                                                     ================================================

                                                                                                        JANUS ASPEN
                                                      JANUS ASPEN       JANUS ASPEN     JANUS ASPEN      WORLDWIDE
                                                        BALANCED      FLEXIBLE INCOME      GROWTH          GROWTH
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) Income:
 Dividends                                           $    5,282,647   $    1,165,302   $            -   $    2,232,135
                                                     -----------------------------------------------------------------
Total investment income                                   5,282,647        1,165,302                -        2,232,135

Expenses:
 Mortality and expense risk and other charges             2,746,947          308,883        1,668,494        3,244,833
                                                     -----------------------------------------------------------------
Total expenses                                            2,746,947          308,883        1,668,494        3,244,833
                                                     -----------------------------------------------------------------
Net investment income (loss)                              2,535,700          856,419       (1,668,494)      (1,012,698)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (19,145,911)         761,446      (88,052,075)    (139,153,473)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (19,145,911)         761,446      (88,052,075)    (139,153,473)

Net unrealized appreciation (depreciation) of
 investments                                             (1,489,908)         571,088       45,741,303       58,703,035
                                                     -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (18,100,119)  $    2,188,953   $  (43,979,266)  $  (81,463,136)
                                                     =================================================================

                                                      LORD ABBETT      LORD ABBETT     MFS(R) GLOBAL
                                                       GROWTH AND        MID-CAP        GOVERNMENTS
                                                         INCOME           VALUE           SERIES
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS) Income:
 Dividends                                           $        2,196   $        2,458   $       64,883
                                                     ------------------------------------------------
Total investment income                                       2,196            2,458           64,883

Expenses:
 Mortality and expense risk and other charges                 1,166            1,609           28,883
                                                     ------------------------------------------------
Total expenses                                                1,166            1,609           28,883
                                                     ------------------------------------------------
Net investment income (loss)                                  1,030              849           36,000

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                        (101)         (21,787)          31,230
Capital gains distributions                                      49                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                    (52)         (21,787)          31,230

Net unrealized appreciation (depreciation) of
 investments                                                (19,377)         (25,338)          84,246
                                                     ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (18,399)  $      (46,276)  $      151,476
                                                     ================================================

                                                                       OPPENHEIMER      OPPENHEIMER
                                                      MFS(R) TOTAL      AGGRESSIVE         GLOBAL
                                                         RETURN           GROWTH         SECURITIES
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $    1,615,499   $      216,818   $       90,455
                                                     ------------------------------------------------
Total investment income                                   1,615,499          216,818           90,455

Expenses:
 Mortality and expense risk and other charges             1,260,416          405,709          214,774
                                                     ------------------------------------------------
Total expenses                                            1,260,416          405,709          214,774
                                                     ------------------------------------------------
Net investment income (loss)                                355,083         (188,891)        (124,319)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                   2,335,973       (5,968,060)      (3,498,317)
Capital gains distributions                               1,280,830                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                              3,616,803       (5,968,060)      (3,498,317)

Net unrealized appreciation (depreciation) of
 investments                                            (10,681,462)      (5,031,083)      (1,163,987)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (6,709,576)  $  (11,188,034)  $   (4,786,623)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                      OPPENHEIMER
                                                      MAIN STREET
                                                        GROWTH &        OPPENHEIMER     PIONEER EQUITY      PIONEER
                                                        INCOME         STRATEGIC BOND     INCOME VCT          VCT
                                                    ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      438,945   $    2,233,631   $        2,134   $            -
                                                     -----------------------------------------------------------------
Total investment income                                     438,945        2,233,631            2,134                -

Expenses:
 Mortality and expense risk and other charges               766,599          387,948              689                -
                                                     -----------------------------------------------------------------
Total expenses                                              766,599          387,948              689                -
                                                     -----------------------------------------------------------------
Net investment income (loss)                               (327,654)       1,845,683            1,445                -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (11,300,002)      (1,631,959)            (909)               -
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (11,300,002)      (1,631,959)            (909)               -

Net unrealized appreciation (depreciation) of
 investments                                             (1,390,151)       1,589,777           (5,978)               1
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (13,017,807)  $    1,803,501   $       (5,442)  $            1
                                                     =================================================================

                                                                                        SP JENNISON
                                                      PIONEER MID       PRUDENTIAL     INTERNATIONAL
                                                     CAP VALUE VCT       JENNISON         GROWTH
                                                     -----------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $          112   $            -   $            -
                                                     ------------------------------------------------
Total investment income                                         112                -                -

Expenses:
 Mortality and expense risk and other charges                   239            8,938            2,814
                                                     ------------------------------------------------
Total expenses                                                  239            8,938            2,814
                                                     ------------------------------------------------
Net investment income (loss)                                   (127)          (8,938)          (2,814)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (10,015)        (252,055)         (44,193)
Capital gains distributions                                     990                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                 (9,025)        (252,055)         (44,193)

Net unrealized appreciation (depreciation) of
 investments                                                     50          (50,168)          (7,265)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $       (9,102)  $     (311,161)  $      (54,272)
                                                     ================================================

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001

                                                        AIM V.I.                          AIM V.I.
                                                         CAPITAL      AIM V.I. CORE      GOVERNMENT
                                                      APPRECIATION        EQUITY         SECURITIES
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   25,987,131   $   49,823,138   $      294,912

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           1,607,214         (540,544)         198,905
   Net realized gain (loss) on investments and
     capital gains distributions                         (3,943,522)      (2,905,719)          94,842
   Net unrealized appreciation (depreciation) of
     investments                                         (4,771,612)      (9,765,396)        (124,108)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (7,107,920)     (13,211,659)         169,639

Changes from principal transactions:
   Total unit transactions                                4,629,631        6,246,089        8,684,291
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,629,631        6,246,089        8,684,291
                                                     ------------------------------------------------
Total increase (decrease)                                (2,478,289)      (6,965,570)       8,853,930
                                                     ------------------------------------------------
Net assets at December 31, 2001                          23,508,842       42,857,568        9,148,842

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (234,121)        (336,923)         257,469
   Net realized gain (loss) on investments and
     capital gains distributions                        (11,841,069)     (19,166,365)         274,461
   Net unrealized appreciation (depreciation) of
     investments                                          6,412,975       12,696,921          710,014
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (5,662,215)      (6,806,367)       1,241,944

Changes from principal transactions:
   Total unit transactions                               (3,014,648)      (6,110,961)      15,606,439
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (3,014,648)      (6,110,961)      15,606,439
                                                     ------------------------------------------------
Total increase (decrease)                                (8,676,863)     (12,917,328)      16,848,383
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   14,831,979   $   29,940,240   $   25,997,225
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                        ALGER AMERICAN
                                                        AIM V.I.          AIM V.I.     ALGER AMERICAN      INCOME &
                                                         GROWTH       PREMIER EQUITY      BALANCED          GROWTH
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   37,256,929   $   73,349,994   $    4,887,859   $   16,586,009

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (305,064)         676,926           74,716          790,430
   Net realized gain (loss) on investments and
     capital gains distributions                         (3,920,194)      (4,177,377)         (59,596)        (662,398)
   Net unrealized appreciation (depreciation) of
     investments                                         (9,793,918)      (7,849,544)        (161,916)      (2,624,832)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                    (14,019,176)     (11,349,995)        (146,796)      (2,496,800)

Changes from principal transactions:
   Total unit transactions                                4,519,235       12,007,731         (975,636)      (2,809,855)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,519,235       12,007,731         (975,636)      (2,809,855)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                (9,499,941)         657,736       (1,122,432)      (5,306,655)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                          27,756,988       74,007,730        3,765,427       11,279,354

INCREASE (DECREASE) IN NET ASSETS Operations:
   Net investment income (loss)                            (252,850)        (519,002)           8,563          (64,304)
   Net realized gain (loss) on investments and
     capital gains distributions                        (21,531,563)     (22,963,948)        (480,416)      (4,172,553)
   Net unrealized appreciation (depreciation) of
     investments                                         13,605,701        1,596,273           (8,111)         797,771
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (8,178,712)     (21,886,677)        (479,964)      (3,439,086)

Changes from principal transactions:
   Total unit transactions                               (4,632,586)     (10,794,461)        (709,084)      (1,673,441)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (4,632,586)     (10,794,461)        (709,084)      (1,673,441)
                                                     -----------------------------------------------------------------
Total increase (decrease)                               (12,811,298)     (32,681,138)      (1,189,048)      (5,112,527)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   14,945,690   $   41,326,592   $    2,576,379   $    6,166,827
                                                     =================================================================

                                                     ALGER AMERICAN      ALLIANCE         ALLIANCE
                                                       LEVERAGED        GROWTH AND        PREMIER
                                                         ALLCAP           INCOME           GROWTH
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   15,562,934   $      897,717   $    2,687,461

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             259,039          487,785          266,205
   Net realized gain (loss) on investments and
     capital gains distributions                         (1,130,076)         (54,847)        (227,098)
   Net unrealized appreciation (depreciation) of
     investments                                         (1,724,700)      (1,330,699)      (1,211,231)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (2,595,737)        (897,761)      (1,172,124)

Changes from principal transactions:
   Total unit transactions                               (2,543,425)      28,176,820        7,016,678
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (2,543,425)      28,176,820        7,016,678
                                                     ------------------------------------------------
Total increase (decrease)                                (5,139,162)      27,279,059        5,844,554
                                                     ------------------------------------------------
Net assets at December 31, 2001                          10,423,772       28,176,776        8,532,015

INCREASE (DECREASE) IN NET ASSETS Operations:
   Net investment income (loss)                            (109,776)        (165,509)         (96,634)
   Net realized gain (loss) on investments and
     capital gains distributions                         (5,523,735)      (2,052,320)      (2,300,618)
   Net unrealized appreciation (depreciation) of
     investments                                          2,219,572       (5,861,654)        (435,725)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (3,413,939)      (8,079,483)      (2,832,977)

Changes from principal transactions:
   Total unit transactions                               (1,286,122)       2,071,208          139,220
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (1,286,122)       2,071,208          139,220
                                                     ------------------------------------------------
Total increase (decrease)                                (4,700,061)      (6,008,275)      (2,693,757)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $    5,723,711   $   22,168,501   $    5,838,258
                                                     ================================================

                                                                         AMERICAN        AMERICAN
                                                        ALLIANCE      CENTURY(R) VP    CENTURY(R) VP
                                                         QUASAR          BALANCED      INTERNATIONAL
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $       82,470   $    2,684,483   $    4,904,674

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              11,233          115,422          341,217
   Net realized gain (loss) on investments and
     capital gains distributions                            (51,042)         (55,447)        (296,586)
   Net unrealized appreciation (depreciation) of
     investments                                             55,774         (186,838)      (1,441,450)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         15,965         (126,863)      (1,396,819)

Changes from principal transactions:
   Total unit transactions                                  811,867         (514,673)        (748,774)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 811,867         (514,673)        (748,774)
                                                     ------------------------------------------------
Total increase (decrease)                                   827,832         (641,536)      (2,145,593)
                                                     ------------------------------------------------
Net assets at December 31, 2001                             910,302        2,042,947        2,759,081

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (11,757)          25,297          (12,211)
   Net realized gain (loss) on investments and
     capital gains distributions                            (52,585)        (331,096)      (1,559,008)
   Net unrealized appreciation (depreciation) of
     investments                                           (320,915)          88,916        1,039,420
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (385,257)        (216,883)        (531,799)

Changes from principal transactions:
   Total unit transactions                                  158,551         (343,024)        (688,409)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 158,551         (343,024)        (688,409)
                                                     ------------------------------------------------
Total increase (decrease)                                  (226,706)        (559,907)      (1,220,208)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $      683,596   $    1,483,040   $    1,538,873
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                     BRINSON SERIES                     BRINSON SERIES
                                                        GROWTH &      BRINSON SERIES      TACTICAL      CALVERT SOCIAL
                                                         INCOME         SMALL CAP        ALLOCATION        BALANCED
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $      950,238   $      208,747   $   12,509,283   $    2,513,732

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             226,054           (1,968)         885,330           83,359
   Net realized gain (loss) on investments and
     capital gains distributions                           (231,524)         (60,691)        (450,606)         (76,083)
   Net unrealized appreciation (depreciation) of
     investments                                            (30,611)          31,643       (2,603,918)        (191,904)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        (36,081)         (31,016)      (2,169,194)        (184,628)

Changes from principal transactions:
   Total unit transactions                                 (914,157)        (177,731)       3,994,345         (369,758)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                (914,157)        (177,731)       3,994,345         (369,758)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                  (950,238)        (208,747)       1,825,151         (554,386)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                                   -                -       14,334,434        1,959,346

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                -          (85,740)          28,697
   Net realized gain (loss) on investments and
     capital gains distributions                                  -                -       (3,543,581)        (465,640)
   Net unrealized appreciation (depreciation) of
     investments                                                  -                -          283,934          156,806
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -                -       (3,345,387)        (280,137)

Changes from principal transactions:
   Total unit transactions                                        -                -       (1,264,476)          96,175
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -                -       (1,264,476)          96,175
                                                     -----------------------------------------------------------------
Total increase (decrease)                                         -                -       (4,609,863)        (183,962)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $            -   $            -   $    9,724,571   $    1,775,384
                                                     =================================================================

                                                                                       FEDERATED FUND
                                                       FEDERATED                           FOR US
                                                       AMERICAN         FEDERATED        GOVERNMENT
                                                        LEADERS       EQUITY INCOME      SECURITIES
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $  102,586,049   $   24,264,247   $   11,133,403

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             624,010          127,895          284,376
   Net realized gain (loss) on investments and
     capital gains distributions                          4,010,157          248,468          128,207
   Net unrealized appreciation (depreciation) of
     investments                                        (10,151,128)      (3,322,426)         191,136
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (5,516,961)      (2,946,063)         603,719

Changes from principal transactions:
   Total unit transactions                              (13,876,471)      (3,842,680)         (35,167)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                             (13,876,471)      (3,842,680)         (35,167)
                                                     ------------------------------------------------
Total increase (decrease)                               (19,393,432)      (6,788,743)         568,552
                                                     ------------------------------------------------
Net assets at December 31, 2001                          83,192,617       17,475,504       11,701,955

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (148,139)          98,374          270,618
   Net realized gain (loss) on investments and
     capital gains distributions                            (64,392)        (606,693)         178,225
   Net unrealized appreciation (depreciation) of
     investments                                        (16,206,809)      (3,030,582)         443,220
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                    (16,419,340)      (3,538,901)         892,063

Changes from principal transactions:
   Total unit transactions                              (16,234,348)      (3,672,738)          80,140
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                             (16,234,348)      (3,672,738)          80,140
                                                     ------------------------------------------------
Total increase (decrease)                               (32,653,688)      (7,211,639)         972,203
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   50,538,929   $   10,263,865   $   12,674,158
                                                     ================================================

                                                        FEDERATED                        FEDERATED
                                                         GROWTH       FEDERATED HIGH   INTERNATIONAL
                                                       STRATEGIES      INCOME BOND        EQUITY
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   33,809,187   $   26,446,176   $   20,057,326

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             101,731        2,265,323        1,804,980
   Net realized gain (loss) on investments and
     capital gains distributions                          1,439,089       (2,047,225)         598,776
   Net unrealized appreciation (depreciation) of
     investments                                         (9,464,697)        (107,530)      (7,961,481)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (7,923,877)         110,568       (5,557,725)

Changes from principal transactions:
   Total unit transactions                               (4,910,965)      (5,657,520)      (3,523,772)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (4,910,965)      (5,657,520)      (3,523,772)
                                                     ------------------------------------------------
Total increase (decrease)                               (12,834,842)      (5,546,952)      (9,081,497)
                                                     ------------------------------------------------
Net assets at December 31, 2001                          20,974,345       20,899,224       10,975,829

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (216,927)       1,712,101         (119,497)
   Net realized gain (loss) on investments and
     capital gains distributions                           (785,326)      (4,158,428)        (716,353)
   Net unrealized appreciation (depreciation) of
     investments                                         (4,061,042)       2,397,304       (1,457,973)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (5,063,295)         (49,023)      (2,293,823)

Changes from principal transactions:
   Total unit transactions                               (5,495,703)      (4,166,949)      (2,658,263)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (5,495,703)      (4,166,949)      (2,658,263)
                                                     ------------------------------------------------
Total increase (decrease)                               (10,558,998)      (4,215,972)      (4,952,086)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   10,415,347   $   16,683,252   $    6,023,743
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                       FEDERATED        FEDERATED      FIDELITY(R) VIP  FIDELITY(R) VIP
                                                      PRIME MONEY        UTILITY        EQUITY-INCOME       GROWTH
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $    8,703,425   $   19,350,590   $  188,024,984   $  209,609,983

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             183,680          352,094          754,873        4,618,214
   Net realized gain (loss) on investments and
     capital gains distributions                                  -          (29,007)        (445,915)      (7,202,886)
   Net unrealized appreciation (depreciation) of
     investments                                                  -       (2,878,438)      (1,302,300)     (26,336,426)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        183,680       (2,555,351)        (993,342)     (28,921,098)

Changes from principal transactions:
   Total unit transactions                                  (75,384)      (3,565,172)       5,987,428      (13,370,131)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 (75,384)      (3,565,172)       5,987,428      (13,370,131)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                   108,296       (6,120,523)       4,994,086      (42,291,229)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                           8,811,721       13,230,067      193,019,070      167,318,754

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              (1,081)         441,437          778,626       (1,307,033)
   Net realized gain (loss) on investments and
     capital gains distributions                                  -       (2,778,666)     (13,368,715)     (75,974,775)
   Net unrealized appreciation (depreciation) of
     investments                                                  -         (761,186)     (23,430,907)      27,425,197
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         (1,081)      (3,098,415)     (36,020,996)     (49,856,611)

Changes from principal transactions:
   Total unit transactions                               (1,424,140)      (3,110,909)     (10,577,601)     (19,282,617)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (1,424,140)      (3,110,909)     (10,577,601)     (19,282,617)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                (1,425,221)      (6,209,324)     (46,598,597)     (69,139,228)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $    7,386,500   $    7,020,743   $  146,420,473   $   98,179,526
                                                     =================================================================

                                                                                       FIDELITY(R) VIP
                                                     FIDELITY(R) VIP  FIDELITY(R) VIP     II ASSET
                                                       HIGH INCOME      OVERSEAS         MANAGER(SM)
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   45,511,833   $   14,451,215   $   17,820,958

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           9,457,584       11,399,803        5,249,880
   Net realized gain (loss) on investments and
     capital gains distributions                         (2,705,353)      (9,878,682)      (5,287,995)
   Net unrealized appreciation (depreciation) of
     investments                                        (19,142,344)     (41,561,108)      (5,871,216)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                    (12,390,113)     (40,039,987)      (5,909,331)

Changes from principal transactions:
   Total unit transactions                                6,263,146       35,503,221        2,182,805
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               6,263,146       35,503,221        2,182,805
                                                     ------------------------------------------------
Total increase (decrease)                                (6,126,967)      (4,536,766)      (3,726,526)
                                                     ------------------------------------------------
Net assets at December 31, 2001                          39,384,866        9,914,449       14,094,432

INCREASE (DECREASE) IN NET ASSETS Operations:
   Net investment income (loss)                           3,617,460          (33,251)         341,937
   Net realized gain (loss) on investments and
     capital gains distributions                        (15,314,996)      (4,666,771)      (2,462,332)
   Net unrealized appreciation (depreciation) of
     investments                                         12,364,126        2,758,026          734,377
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        666,590       (1,941,996)      (1,386,018)

Changes from principal transactions:
   Total unit transactions                               (3,595,013)      (1,355,678)      (1,622,399)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (3,595,013)      (1,355,678)      (1,622,399)
                                                     ------------------------------------------------
Total increase (decrease)                                (2,928,423)      (3,297,674)      (3,008,417)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   36,456,443   $    6,616,775   $   11,086,015
                                                     ================================================

                                                                                            FIDELITY(R) VIP
                                                   FIDELITY(R) VIP II    FIDELITY(R) VIP     II INVESTMENT
                                                      CONTRAFUND(R)        II INDEX 500        GRADE BOND
                                                   --------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                      $      216,963,354    $   133,049,029    $     3,699,966

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              (156,534)           151,447          1,556,493
   Net realized gain (loss) on investments
     and capital gains distributions                      (10,037,529)            28,433         (1,058,361)
   Net unrealized appreciation
     (depreciation) of investments                         (6,940,504)            53,028         (3,573,305)
                                                   --------------------------------------------------------
   Net increase (decrease) in net
    assets resulting from operations                      (17,134,567)           232,908         (3,075,173)

Changes from principal transactions:
   Total unit transactions                                (25,829,941)       (32,499,293)         2,458,909
                                                   --------------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions                  (25,829,941)       (32,499,293)         2,458,909
                                                   --------------------------------------------------------
Total increase (decrease)                                 (42,964,508)       (32,266,385)          (616,264)
                                                   --------------------------------------------------------
Net assets at December 31, 2001                           173,998,846        100,782,644          3,083,702

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              (689,566)            21,129             78,992
   Net realized gain (loss) on investments
     and capital gains distributions                      (27,675,618)       (18,283,780)           126,348
   Net unrealized appreciation (depreciation)
     of investments                                        10,036,956         (4,035,555)            43,860
                                                   --------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                            (18,328,228)       (22,298,206)           249,200

Changes from principal transactions:
   Total unit transactions                                (10,099,539)       (14,294,040)          (442,602)
                                                   --------------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                          (10,099,539)       (14,294,040)          (442,602)
                                                   --------------------------------------------------------
Total increase (decrease)                                 (28,427,767)       (36,592,246)          (193,402)
                                                   --------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $      145,571,079    $    64,190,398    $     2,890,300
                                                   ========================================================

SEE ACCOMPANYING NOTES.

                                                   FRANKLIN SMALL
                                                     CAP VALUE       ING GET FUND     ING GET FUND -     ING GET FUND
                                                     SECURITIES       - SERIES C        SERIES D          - SERIES E
                                                   -------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                      $            -    $   5,898,705    $  129,775,588    $  333,832,965

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 -          293,859           (22,012)       (2,832,358)
   Net realized gain (loss) on investments
     and capital gains distributions                            -       (2,549,105)         (420,664)       (2,038,326)
   Net unrealized appreciation
     (depreciation) of investments                              -        1,291,730         1,095,968         1,793,609
                                                   -------------------------------------------------------------------
   Net increase (decrease) in net
    assets resulting from operations                            -         (963,516)          653,292        (3,077,075)

Changes from principal transactions:
   Total unit transactions                                      -       (4,935,189)      (10,485,646)      (30,372,937)
                                                   -------------------------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions                        -       (4,935,189)      (10,485,646)      (30,372,937)
                                                   -------------------------------------------------------------------
Total increase (decrease)                                       -       (5,898,705)       (9,832,354)      (33,450,012)
                                                   -------------------------------------------------------------------
Net assets at December 31, 2001                                 -                -       119,943,234       300,382,953

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               (29)               -         3,191,699         6,691,857
   Net realized gain (loss) on investments
     and capital gains distributions                     (240,971)               -        (3,903,504)      (12,383,728)
   Net unrealized appreciation (depreciation)
     of investments                                         1,765                -          (197,690)       12,265,411
                                                   -------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                           (239,235)               -          (909,495)        6,573,540

Changes from principal transactions:
   Total unit transactions                                604,037                -       (15,336,007)      (30,559,697)
                                                   -------------------------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                          604,037                -       (15,336,007)      (30,559,697)
                                                   -------------------------------------------------------------------
Total increase (decrease)                                 364,802                -       (16,245,502)      (23,986,157)
                                                   -------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $      364,802    $           -    $  103,697,732    $  276,396,796
                                                   ===================================================================

                                                    ING GET FUND      ING GET FUND      ING GET FUND
                                                    - SERIES G        - SERIES H        - SERIES I
                                                   --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                      $  186,444,632    $  141,763,690    $   92,928,925

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (2,345,173)       (1,652,269)       (1,309,240)
   Net realized gain (loss) on investments
     and capital gains distributions                     (434,775)         (369,766)         (219,903)
   Net unrealized appreciation
     (depreciation) of investments                      2,133,011           564,872           987,709
                                                   --------------------------------------------------
   Net increase (decrease) in net
    assets resulting from operations                     (646,937)       (1,457,163)         (541,434)

Changes from principal transactions:
   Total unit transactions                            (14,428,668)       (8,620,592)       (4,985,289)
                                                   --------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions              (14,428,668)       (8,620,592)       (4,985,289)
                                                   --------------------------------------------------
Total increase (decrease)                             (15,075,605)      (10,077,755)       (5,526,723)
                                                   --------------------------------------------------
Net assets at December 31, 2001                       171,369,027       131,685,935        87,402,202

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         3,564,518         2,395,214         1,568,339
   Net realized gain (loss) on investments
     and capital gains distributions                     (361,655)       (2,376,877)         (285,274)
   Net unrealized appreciation (depreciation)
     of investments                                     2,001,769         3,657,819         1,679,757
                                                   --------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                          5,204,632         3,676,156         2,962,822

Changes from principal transactions:
   Total unit transactions                            (12,696,957)      (13,759,042)       (6,286,322)
                                                   --------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                      (12,696,957)      (13,759,042)       (6,286,322)
                                                   --------------------------------------------------
Total increase (decrease)                              (7,492,325)      (10,082,886)       (3,323,500)
                                                   --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $  163,876,702    $  121,603,049    $   84,078,702
                                                   ==================================================

                                                ING GET FUND     ING GET FUND     ING GET FUND
                                                 - SERIES J       - SERIES K       - SERIES L
                                                -----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $ 79,871,616    $   93,789,821    $     584,846

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                   (1,178,440)       (1,749,150)         549,879
   Net realized gain (loss) on investments
     and capital gains distributions                (283,781)         (112,344)         127,113
   Net unrealized appreciation (depreciation)
     of investments                                1,098,645          (668,196)      (1,992,805)
                                                -----------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (363,576)       (2,529,690)      (1,315,813)

Changes from principal transactions:
   Total unit transactions                        (4,706,710)       (2,701,829)      81,075,629
                                                -----------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                       (4,706,710)       (2,701,829)      81,075,629
                                                -----------------------------------------------
Total increase (decrease)                         (5,070,286)       (5,231,519)      79,759,816
                                                -----------------------------------------------
Net assets at December 31, 2001                   74,801,330        88,558,302       80,344,662

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                    1,299,617           604,407       (1,480,504)
   Net realized gain (loss) on investments
     and capital gains distributions              (1,217,195)       (1,166,744)      (2,039,616)
   Net unrealized appreciation (depreciation)
     of investments                                2,934,305         3,623,216        3,999,896
                                                -----------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                     3,016,727         3,060,879          479,776

Changes from principal transactions:
   Total unit transactions                        (5,973,812)      (10,359,119)      (5,569,892)
                                                -----------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                       (5,973,812)      (10,359,119)      (5,569,892)
                                                -----------------------------------------------
Total increase (decrease)                         (2,957,085)       (7,298,240)      (5,090,116)
                                                -----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $ 71,844,245    $   81,260,062    $  75,254,546
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                ING GET FUND     ING GET FUND    ING GET FUND    ING GET FUND
                                                 - SERIES M       - SERIES N      - SERIES P      - SERIES Q
                                                -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $           -    $          -    $          -    $          -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       645,422         109,984         (66,562)         (1,059)
   Net realized gain (loss) on investments
     and capital gains distributions                  (51,667)        210,767             300             163
   Net unrealized appreciation (depreciation)
     of investments                                (3,590,542)      2,203,779         192,563             757
                                                -------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                     (2,996,787)      2,524,530         126,301            (139)

Changes from principal transactions:
   Total unit transactions                        126,161,862     102,081,211      82,886,000       1,620,487
                                                -------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                       126,161,862     102,081,211      82,886,000       1,620,487
                                                -------------------------------------------------------------
Total increase (decrease)                         123,165,075     104,605,741      83,012,301       1,620,348
                                                -------------------------------------------------------------
Net assets at December 31, 2001                   123,165,075     104,605,741      83,012,301       1,620,348

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                    (2,332,513)     (1,868,088)     (1,569,041)        176,318
   Net realized gain (loss) on investments
     and capital gains distributions               (3,482,609)      2,453,176        (413,635)       (238,981)
   Net unrealized appreciation (depreciation)
     of investments                                 7,557,322      (2,953,390)      1,306,756         324,608
                                                -------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      1,742,200      (2,368,302)       (675,920)        261,945

Changes from principal transactions:
   Total unit transactions                         (9,526,167)    (12,094,137)     (6,002,646)     52,943,266
                                                -------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                        (9,526,167)    (12,094,137)     (6,002,646)     52,943,266
                                                -------------------------------------------------------------
Total increase (decrease)                          (7,783,967)    (14,462,439)     (6,678,566)     53,205,211
                                                -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $ 115,381,108    $ 90,143,302    $ 76,333,735    $ 54,825,559
                                                =============================================================

                                                ING GET FUND    ING GET FUND    ING GET FUND
                                                 - SERIES R      - SERIES S      - SERIES T
                                                --------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $          -    $          -    $          -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            -               -               -
   Net realized gain (loss) on investments
     and capital gains distributions                       -               -               -
   Net unrealized appreciation (depreciation)
     of investments                                        -               -               -
                                                --------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                             -               -               -

Changes from principal transactions:
   Total unit transactions                                 -               -               -
                                                --------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                -               -               -
                                                --------------------------------------------
Total increase (decrease)                                  -               -               -
                                                --------------------------------------------
Net assets at December 31, 2001                            -               -               -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      147,815           4,766         (50,695)
   Net realized gain (loss) on investments
     and capital gains distributions                  (4,010)         (5,368)          1,926
   Net unrealized appreciation (depreciation)
     of investments                                  347,843         263,923         386,450
                                                --------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       491,648         263,321         337,681

Changes from principal transactions:
   Total unit transactions                        43,064,749      53,290,086      39,040,813
                                                --------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                       43,064,749      53,290,086      39,040,813
                                                --------------------------------------------
Total increase (decrease)                         43,556,397      53,553,407      39,378,494
                                                --------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $ 43,556,397    $ 53,553,407    $ 39,378,494
                                                ============================================

                                                      ING GET FUND        ING VP
                                                       - SERIES U        BALANCED       ING VP BOND
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $  199,767,841   $   99,490,083

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -        9,113,021        6,509,189
   Net realized gain (loss) on investments and
     capital gains distributions                                  -       (7,103,330)         869,818
   Net unrealized appreciation (depreciation) of
     investments                                                  -      (12,960,839)         898,172
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (10,951,148)       8,277,179

Changes from principal transactions:
   Total unit transactions                                        -        1,130,931       36,691,750
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -        1,130,931       36,691,750
                                                     ------------------------------------------------
Total increase (decrease)                                         -       (9,820,217)      44,968,929
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -      189,947,624      144,459,012

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (285)        (197,183)       3,229,664
   Net realized gain (loss) on investments and
     capital gains distributions                                  3      (31,426,581)       4,300,950
   Net unrealized appreciation (depreciation) of
     investments                                                171       10,085,344        2,690,919
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                           (111)     (21,538,420)      10,221,533

Changes from principal transactions:
   Total unit transactions                                  502,680      (19,541,370)       9,882,559
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 502,680      (19,541,370)       9,882,559
                                                     ------------------------------------------------
Total increase (decrease)                                   502,569      (41,079,790)      20,104,092
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $      502,569   $  148,867,834   $  164,563,104
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                            ING VP
                                                        ING VP                             ING VP         STRATEGIC
                                                        EMERGING       ING VP MONEY       NATURAL         ALLOCATION
                                                        MARKETS           MARKET         RESOURCES         BALANCED
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $    1,255,139   $  211,808,608   $    2,800,522   $   21,090,188

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             200,313        8,471,018          (27,769)         242,613
   Net realized gain (loss) on investments and
     capital gains distributions                            (46,024)        (787,890)         (74,546)        (147,526)
   Net unrealized appreciation (depreciation) of
     investments                                           (286,135)        (382,266)        (343,776)      (1,743,663)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (131,846)       7,300,862         (446,091)      (1,648,576)

Changes from principal transactions:
   Total unit transactions                                 (211,449)      73,917,208         (351,677)      (2,051,275)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                (211,449)      73,917,208         (351,677)      (2,051,275)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                  (343,295)      81,218,070         (797,768)      (3,699,851)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                             911,844      293,026,678        2,002,754       17,390,337

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (11,406)       7,337,669          (19,167)         193,984
   Net realized gain (loss) on investments and
     capital gains distributions                           (281,423)      (5,982,099)          18,761       (1,295,397)
   Net unrealized appreciation (depreciation) of
     investments                                            220,172         (371,722)         (80,642)        (696,127)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        (72,657)         983,848          (81,048)      (1,797,540)

Changes from principal transactions:
   Total unit transactions                                 (190,137)     (31,454,767)        (354,905)      (1,248,792)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                (190,137)     (31,454,767)        (354,905)      (1,248,792)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                  (262,794)     (30,470,919)        (435,953)      (3,046,332)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $      649,050   $  262,555,759   $    1,566,801   $   14,344,005
                                                     =================================================================

                                                         ING VP           ING VP
                                                        STRATEGIC        STRATEGIC       ING ALGER
                                                       ALLOCATION       ALLOCATION      AGGRESSIVE
                                                         GROWTH           INCOME          GROWTH
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   17,520,083   $   26,191,216   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              57,331          757,517                -
   Net realized gain (loss) on investments and
     capital gains distributions                           (214,747)        (148,474)               -
   Net unrealized appreciation (depreciation) of
     investments                                         (2,028,011)      (1,543,863)               -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (2,185,427)        (934,820)               -

Changes from principal transactions:
   Total unit transactions                               (1,458,785)      (1,909,739)               -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (1,458,785)      (1,909,739)               -
                                                     ------------------------------------------------
Total increase (decrease)                                (3,644,212)      (2,844,559)               -
                                                     ------------------------------------------------
Net assets at December 31, 2001                          13,875,871       23,346,657                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              59,179          430,614             (107)
   Net realized gain (loss) on investments and
     capital gains distributions                         (1,733,172)        (810,159)               2
   Net unrealized appreciation (depreciation) of
     investments                                           (367,779)        (898,794)         (11,590)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (2,041,772)      (1,278,339)         (11,695)

Changes from principal transactions:
   Total unit transactions                                 (577,200)      (1,980,031)         190,364
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                (577,200)      (1,980,031)         190,364
                                                     ------------------------------------------------
Total increase (decrease)                                (2,618,972)      (3,258,370)         178,669
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   11,256,899   $   20,088,287   $      178,669
                                                     ================================================

                                                                       ING AMERICAN      ING BARON
                                                       ING ALGER       CENTURY SMALL     SMALL CAP
                                                         GROWTH          CAP VALUE        GROWTH
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $            -   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                -                -
   Net realized gain (loss) on investments and
     capital gains distributions                                  -                -                -
   Net unrealized appreciation (depreciation) of
     investments                                                  -                -                -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -                -                -

Changes from principal transactions:
   Total unit transactions                                        -                -                -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transaction                                        -                -                -
                                                     ------------------------------------------------
Total increase (decrease)                                         -                -                -
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (19)            (467)            (588)
   Net realized gain (loss) on investments and
     capital gains distributions                                 (4)          (4,695)           5,232
   Net unrealized appreciation (depreciation) of
     investment                                                (929)           6,863              327
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                           (952)           1,701            4,971

Changes from principal transactions:
   Total unit transactions                                   10,365          171,139          188,307
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  10,365          171,139          188,307
                                                     ------------------------------------------------
Total increase (decrease)                                     9,413          172,840          193,278
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $        9,413   $      172,840   $      193,278
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                     ING GOLDMAN      ING JPMORGAN                         ING MFS
                                                    SACHS(R) CAPITAL     FLEMING       ING JPMORGAN        CAPITAL
                                                        GROWTH        INTERNATIONAL    MID CAP VALUE     OPPORTUNITIES
                                                    ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $             -   $   38,279,673   $            -   $   78,233,370

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -        8,217,492                -       12,719,778
   Net realized gain (loss) on investments and
     capital gains distributions                                  -      (18,250,125)               -       (7,777,680)
   Net unrealized appreciation (depreciation) of
     investments                                                  -         (320,460)               -      (27,031,102)
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (10,353,093)               -      (22,089,004)

Changes from principal transactions:
   Total unit transactions                                        -        2,522,566                -        6,687,762
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -        2,522,566                -        6,687,762
                                                    ------------------------------------------------------------------
Total increase (decrease)                                         -       (7,830,527)               -      (15,401,242)
                                                    ------------------------------------------------------------------
Net assets at December 31, 2001                                   -       30,449,146                -       62,832,128

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (24)        (153,993)               6         (592,876)
   Net realized gain (loss) on investments and
     capital gains distributions                                  1       (3,362,234)              (9)     (41,812,683)
   Net unrealized appreciation (depreciation) of
     investments                                               (548)        (590,934)          (2,299)      23,516,791
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                           (571)      (4,107,161)          (2,302)     (18,888,768)

Changes from principal transactions:
   Total unit transactions                                   18,664       (2,297,935)          89,227       (8,202,573)
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  18,664       (2,297,935)          89,227       (8,202,573)
                                                    ------------------------------------------------------------------
Total increase (decrease)                                    18,093       (6,405,096)          86,925      (27,091,341)
                                                    ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $        18,093   $   24,044,050   $       86,925   $   35,740,787
                                                    ==================================================================

                                                        ING MFS          ING MFS         ING OPCAP
                                                     GLOBAL GROWTH      RESEARCH       BALANCED VALUE
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $   97,910,276   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -       16,100,795                -
   Net realized gain (loss) on investments and
     capital gains distributions                                  -       (5,309,113)               -
   Net unrealized appreciation (depreciation) of
     investments                                                  -      (32,124,468)               -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (21,332,786)               -

Changes from principal transactions:
   Total unit transactions                                        -       (7,183,612)               -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -       (7,183,612)               -
                                                     ------------------------------------------------
Total increase (decrease)                                         -      (28,516,398)               -
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -       69,393,878                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (2)        (600,220)             (24)
   Net realized gain (loss) on investments and
     capital gains distributions                                (28)     (43,750,229)              88
   Net unrealized appreciation (depreciation) of
     investments                                                (17)      27,569,249              272
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                            (47)     (16,781,200)             336

Changes from principal transactions:
   Total unit transactions                                    1,449      (11,943,836)          14,908
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                   1,449      (11,943,836)          14,908
                                                     ------------------------------------------------
Total increase (decrease)                                     1,402      (28,725,036)          15,244
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $        1,402   $   40,668,842   $       15,244
                                                     ================================================


                                                                       ING SALOMON
                                                                        BROTHERS        ING SALOMON
                                                       ING PIMCO        AGGRESSIVE       BROTHERS
                                                      TOTAL RETURN       GROWTH          CAPITAL
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $  136,684,647   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -        5,810,330                -
   Net realized gain (loss) on investments and
     capital gains distributions                                  -      (51,885,576)               -
   Net unrealized appreciation (depreciation) of
     investments                                                  -       10,682,971                -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (35,392,275)               -

Changes from principal transactions:
   Total unit transactions                                        -       (9,757,019)               -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -       (9,757,019)               -
                                                     ------------------------------------------------
Total increase (decrease)                                         -      (45,149,294)               -
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -       91,535,353                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              13,728         (848,784)               -
   Net realized gain (loss) on investments and
     capital gains distributions                             17,752      (25,188,977)               -
   Net unrealized appreciation (depreciation) of
     investments                                             18,387       (4,736,656)              34
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         49,867      (30,774,417)              34

Changes from principal transactions:
   Total unit transactions                                1,225,161      (13,753,107)           5,000
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               1,225,161      (13,753,107)           5,000
                                                     ------------------------------------------------
Total increase (decrease)                                 1,275,028      (44,527,524)           5,034
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $    1,275,028   $   47,007,829   $        5,034
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                      ING SALOMON      ING T. ROWE        ING UBS          ING VAN
                                                       BROTHERS        PRICE GROWTH    TACTICAL ASSET       KAMPEN
                                                    INVESTORS VALUE       EQUITY         ALLOCATION        COMSTOCK
                                                    ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $             -   $  113,229,886   $            -   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -       14,327,213                -                -
   Net realized gain (loss) on investments and
     capital gains distributions                                  -       (4,691,348)               -                -
   Net unrealized appreciation (depreciation) of
     investments                                                  -      (22,787,331)               -                -
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (13,151,466)               -                -

Changes from principal transactions:
   Total unit transactions                                        -      (10,683,369)               -                -
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -      (10,683,369)               -                -
                                                    ------------------------------------------------------------------
Total increase (decrease)                                         -      (23,834,835)               -                -
                                                    ------------------------------------------------------------------
Net assets at December 31, 2001                                   -       89,395,051                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (49)        (834,503)               -              551
   Net realized gain (loss) on investments and
     capital gains distributions                                 (4)     (31,652,050)               -             (132)
   Net unrealized appreciation (depreciation) of
     investments                                             (1,647)      11,325,203              (12)         (11,139)
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         (1,700)     (21,161,350)             (12)         (10,720)

Changes from principal transactions:
   Total unit transactions                                   16,049       (9,791,113)             440          329,703
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  16,049       (9,791,113)             440          329,703
                                                    ------------------------------------------------------------------
Total increase (decrease)                                    14,349      (30,952,463)             428          318,983
                                                    ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $        14,349   $   58,442,588   $          428   $      318,983
                                                    ==================================================================

                                                     ING VP GROWTH                     ING VP INDEX
                                                      AND INCOME      ING VP GROWTH    PLUS LARGECAP
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $  928,209,700   $   85,002,177    $  261,795,046

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (3,421,173)       7,586,438         7,044,685
   Net realized gain (loss) on investments and
     capital gains distributions                      (113,876,325)     (37,814,320)      (36,788,778)
   Net unrealized appreciation (depreciation) of
     investments                                       (55,992,671)       7,848,570        (9,243,704)
                                                    -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                  (173,290,169)     (22,379,312)      (38,987,797)

Changes from principal transactions:
   Total unit transactions                             (91,273,079)     (10,534,849)        1,954,479
                                                    -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                            (91,273,079)     (10,534,849)        1,954,479
                                                    -------------------------------------------------
Total increase (decrease)                             (264,563,248)     (32,914,161)      (37,033,318)
                                                    -------------------------------------------------
Net assets at December 31, 2001                         663,646,452       52,088,016       224,761,728

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (1,351,932)        (472,716)       (1,838,073)
   Net realized gain (loss) on investments and
     capital gains distributions                      (193,418,765)      (8,444,150)      (58,481,089)
   Net unrealized appreciation (depreciation) of
     investments                                        35,220,058       (5,648,119)       11,268,433
                                                    -------------------------------------------------
   Net increase (decrease) in net assets resulting
from operations                                       (159,550,639)     (14,564,985)      (49,050,729)

Changes from principal transactions:
   Total unit transactions                             (88,129,791)      (9,236,832)      (21,294,271)
                                                    -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                            (88,129,791)      (9,236,832)      (21,294,271)
                                                    -------------------------------------------------
Total increase (decrease)                             (247,680,430)     (23,801,817)      (70,345,000)
                                                    -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $  415,966,022   $   28,286,199    $  154,416,728
                                                    =================================================

                                                                                          ING VP
                                                      ING VP INDEX     ING VP INDEX    INTERNATIONAL
                                                      PLUS MIDCAP     PLUS SMALLCAP       EQUITY
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $    6,733,274   $    1,097,872   $    9,707,836

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             455,151           53,118          (95,343)
   Net realized gain (loss) on investments and
     capital gains distributions                           (303,328)          16,027       (4,401,994)
   Net unrealized appreciation (depreciation) of
     investments                                           (366,632)         (19,980)       2,100,297
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (214,809)          49,165       (2,397,040)

Changes from principal transactions:
   Total unit transactions                                2,695,562        1,263,589          680,138
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               2,695,562        1,263,589          680,138
                                                     ------------------------------------------------
Total increase (decrease)                                 2,480,753        1,312,754       (1,716,902)
                                                     ------------------------------------------------
Net assets at December 31, 2001                           9,214,027        2,410,626        7,990,934

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (53,923)         (30,132)         (64,408)
   Net realized gain (loss) on investments and
     capital gains distributions                           (760,138)         (75,227)      (1,577,469)
   Net unrealized appreciation (depreciation) of
     investments                                         (1,413,335)        (732,353)        (299,583)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (2,227,396)        (837,712)      (1,941,460)

Changes from principal transactions:
   Total unit transactions                                4,792,805        2,701,610         (821,654)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,792,805        2,701,610         (821,654)
                                                     ------------------------------------------------
Total increase (decrease)                                 2,565,409        1,863,898       (2,763,114)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   11,779,436   $    4,274,524   $    5,227,820
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                           ING VP
                                                                                                           GROWTH
                                                      ING VP SMALL         ING VP       ING VP VALUE   OPPORTUNITIES -
                                                         COMPANY         TECHNOLOGY      OPPORTUNITY       CLASS R
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   47,270,402   $    9,832,599   $   19,709,584  $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           1,495,826         (128,546)         890,299                -
   Net realized gain (loss) on investments and
     capital gains distributions                            (79,276)      (7,168,946)        (717,768)               -
   Net unrealized appreciation (depreciation) of
     investments                                            422,864        3,648,984       (3,302,248)               -
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                      1,839,414       (3,648,508)      (3,129,717)               -

Changes from principal transactions:
   Total unit transactions                               13,466,616        5,560,799        9,782,353                -
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              13,466,616        5,560,799        9,782,353                -
                                                     -----------------------------------------------------------------
Total increase (decrease)                                15,306,030        1,912,291        6,652,636                -
                                                     -----------------------------------------------------------------
Net assets  at December 31, 2001                         62,576,432       11,744,890       26,362,220                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (468,856)        (108,774)        (184,300)            (282)
   Net realized gain (loss) on investments and
     capital gains distributions                         (3,580,613)      (3,681,243)      (4,332,295)           1,805
   Net unrealized appreciation (depreciation) of
     investments                                        (14,440,776)      (1,844,374)      (2,719,443)         (19,103)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                    (18,490,245)      (5,634,391)      (7,236,038)         (17,580)

Changes from principal transactions:
   Total unit transactions                                8,071,713          453,564       (2,125,197)         401,831
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               8,071,713          453,564       (2,125,197)         401,831
                                                     -----------------------------------------------------------------
Total increase (decrease)                               (10,418,532)      (5,180,827)      (9,361,235)         384,251
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   52,157,900   $    6,564,063   $   17,000,985  $       384,251
                                                     =================================================================

                                                         ING VP
                                                         GROWTH            ING VP          ING VP
                                                     OPPORTUNITIES -   INTERNATIONAL      MAGNACAP -
                                                         CLASS S           VALUE           CLASS R
                                                     -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $             -   $            -   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (495)               -                -
   Net realized gain (loss) on investments and
     capital gains distributions                              (2,161)               -                -
   Net unrealized appreciation (depreciation) of
     investments                                                 (54)               -                -
                                                     -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                          (2,710)               -                -

Changes from principal transactions:
   Total unit transactions                                   144,161                -                -
                                                     -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  144,161                -                -
                                                     -------------------------------------------------
Total increase (decrease)                                    141,451                -                -
                                                     -------------------------------------------------
Net assets  at December 31, 2001                             141,451                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               (1,717)             269              128
   Net realized gain (loss) on investments and
     capital gains distributions                             (27,626)         (18,718)             (20)
   Net unrealized appreciation (depreciation) of
     investments                                             (29,240)         (30,118)          (5,689)
                                                     -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         (58,583)         (48,567)          (5,581)

Changes from principal transactions:
   Total unit transactions                                    42,350          452,550           32,385
                                                     -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                   42,350          452,550           32,385
                                                     -------------------------------------------------
Total increase (decrease)                                    (16,233)         403,983           26,804
                                                     -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $       125,218   $      403,983   $       26,804
                                                     =================================================

                                                        ING VP                           ING VP
                                                        MIDCAP         ING VP            MIDCAP
                                                    OPPORTUNITIES -   MAGNACAP -      OPPORTUNITIES -
                                                       CLASS S         CLASS S           CLASS R
                                                    -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $             -   $            -  $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              (3,490)             501                -
   Net realized gain (loss) on investments and
     capital gains distributions                            (11,400)          (1,655)               -
   Net unrealized appreciation (depreciation) of
     investments                                             10,360            6,282                -
                                                    -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         (4,530)           5,128                -

Changes from principal transactions:
   Total unit transactions                                  869,213          425,382                -
                                                    -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 869,213          425,382                -
                                                    -------------------------------------------------
Total increase (decrease)                                   864,683          430,510                -
                                                    -------------------------------------------------
Net assets at December 31, 2001                             864,683          430,510                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (22,826)            (757)             (15)
   Net realized gain (loss) on investments and
     capital gains distributions                            (97,225)          (9,688)            (200)
   Net unrealized appreciation (depreciation)
     of investments                                        (459,418)        (121,268)            (805)
                                                    -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (579,469)        (131,713)          (1,020)

Changes from principal transactions:
   Total unit transactions                                2,297,956          190,925           77,118
                                                    -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               2,297,956          190,925           77,118
                                                    -------------------------------------------------
Total increase (decrease)                                 1,718,487           59,212           76,098
                                                    -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $     2,583,170   $      489,722  $        76,098
                                                    =================================================

SEE ACCOMPANYING NOTES.

                                                         ING VP         ING VP
                                                        SMALLCAP        SMALLCAP         JANUS ASPEN
                                                    OPPORTUNITIES -  OPPORTUNITIES -     AGGRESSIVE      JANUS ASPEN
                                                        CLASS R          CLASS S           GROWTH         BALANCED
                                                    ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $             -  $             -   $  274,462,060   $  244,144,219

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -           (3,318)      (2,163,717)       3,408,631
   Net realized gain (loss) on investments and
     capital gains distributions                                  -         (119,912)    (102,981,631)      (3,517,430)
   Net unrealized appreciation (depreciation) of
     investments                                                  -           26,260         (425,456)     (14,919,519)
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -          (96,970)    (105,570,804)     (15,028,318)

Changes from principal transactions:
   Total unit transactions                                        -        1,377,039      (27,084,902)      11,125,134
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -        1,377,039      (27,084,902)      11,125,134
                                                    ------------------------------------------------------------------
Total increase (decrease)                                         -        1,280,069     (132,655,706)      (3,903,184)
                                                    ------------------------------------------------------------------
Net assets at December 31, 2001                                   -        1,280,069      141,806,354      240,241,035

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (130)         (20,930)      (1,204,437)       2,535,700
   Net realized gain (loss) on investments and
     capital gains distributions                             (9,641)        (338,439)    (110,103,453)     (19,145,911)
   Net unrealized appreciation (depreciation) of
     investments                                             (3,578)        (622,428)      73,321,455       (1,489,908)
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        (13,349)        (981,797)     (37,986,435)     (18,100,119)

Changes from principal transactions:
   Total unit transactions                                   71,794        1,473,449      (26,586,808)     (24,315,508)
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  71,794        1,473,449      (26,586,808)     (24,315,508)
                                                    ------------------------------------------------------------------
Total increase (decrease)                                    58,445          491,652      (64,573,243)     (42,415,627)
                                                    ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $        58,445  $     1,771,721   $   77,233,111   $  197,825,408
                                                    ==================================================================

                                                     JANUS ASPEN                       JANUS ASPEN
                                                      FLEXIBLE        JANUS ASPEN       WORLDWIDE
                                                       INCOME           GROWTH           GROWTH
                                                    ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $   18,729,553   $  267,652,979   $  483,862,628

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          1,003,379       (2,103,210)      (2,995,164)
   Net realized gain (loss) on investments and
     capital gains distributions                           291,118      (29,054,576)     (52,114,953)
   Net unrealized appreciation (depreciation) of
     investments                                            (9,015)     (38,086,553)     (56,467,361)
                                                    ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     1,285,482      (69,244,339)    (111,577,478)

Changes from principal transactions:
   Total unit transactions                               3,925,181      (21,629,929)     (40,889,293)
                                                    ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              3,925,181      (21,629,929)     (40,889,293)
                                                    ------------------------------------------------
Total increase (decrease)                                5,210,663      (90,874,268)    (152,466,771)
                                                    ------------------------------------------------
Net assets at December 31, 2001                         23,940,216      176,778,711      331,395,857

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            856,419       (1,668,494)      (1,012,698)
   Net realized gain (loss) on investments and
     capital gains distributions                           761,446      (88,052,075)    (139,153,473)
   Net unrealized appreciation (depreciation) of
     investments                                           571,088       45,741,303       58,703,035
                                                    ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     2,188,953      (43,979,266)     (81,463,136)

Changes from principal transactions:
   Total unit transactions                               2,262,579      (34,296,856)     (51,652,618)
                                                    ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              2,262,579      (34,296,856)     (51,652,618)
                                                    ------------------------------------------------
Total increase (decrease)                                4,451,532      (78,276,122)    (133,115,754)
                                                    ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $   28,391,748   $   98,502,589   $  198,280,103
                                                    ================================================

                                                       LORD ABBETT
                                                       GROWTH AND      LORD ABBETT     MFS(R) GLOBAL
                                                         INCOME        MID-CAP VALUE    GOVERNMENTS
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $            -   $    1,537,291

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                -           39,877
   Net realized gain (loss) on investments and
     capital gains distributions                                  -                -           52,236
   Net unrealized appreciation (depreciation) of
     investments                                                  -                -          (40,415)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -                -           51,698

Changes from principal transactions:
   Total unit transactions                                        -                -          153,415
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -                -          153,415
                                                     ------------------------------------------------
Total increase (decrease)                                         -                -          205,113
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -                -        1,742,404

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               1,030              849           36,000
   Net realized gain (loss) on investments and
     capital gains distributions                                (52)         (21,787)          31,230
   Net unrealized appreciation (depreciation) of
     investments                                            (19,377)         (25,338)          84,246
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        (18,399)         (46,276)         151,476

Changes from principal transactions:
   Total unit transactions                                  439,912          520,237          826,559
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 439,912          520,237          826,559
                                                     ------------------------------------------------
Total increase (decrease)                                   421,513          473,961          978,035
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $      421,513   $      473,961   $    2,720,439
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                         OPPENHEIMER
                                                                       OPPENHEIMER      OPPENHEIMER      MAIN STREET
                                                      MFS(R) TOTAL     AGGRESSIVE          GLOBAL          GROWTH &
                                                         RETURN          GROWTH          SECURITIES         INCOME
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   63,398,107   $   57,052,022   $   17,259,574   $   67,652,421

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           3,012,322        6,906,604        1,960,521         (500,428)
   Net realized gain (loss) on investments and
     capital gains distributions                             (4,439)     (42,931,360)      (1,060,601)      (1,058,708)
   Net unrealized appreciation (depreciation) of
     investments                                         (3,698,764)      15,925,135       (3,174,371)      (6,494,391)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (690,881)     (20,099,621)      (2,274,451)      (8,053,527)

Changes from principal transactions:
   Total unit transactions                               31,202,325        3,496,997        1,417,786        6,109,792
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              31,202,325        3,496,997        1,417,786        6,109,792
                                                     -----------------------------------------------------------------
Total increase (decrease)                                30,511,444      (16,602,624)        (856,665)      (1,943,735)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                          93,909,551       40,449,398       16,402,909       65,708,686

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             355,083         (188,891)        (124,319)        (327,654)
   Net realized gain (loss) on investments and
     capital gains distributions                          3,616,803       (5,968,060)      (3,498,317)     (11,300,002)
   Net unrealized appreciation (depreciation) of
     investments                                        (10,681,462)      (5,031,083)      (1,163,987)      (1,390,151)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (6,709,576)     (11,188,034)      (4,786,623)     (13,017,807)

Changes from principal transactions:
   Total unit transactions                                4,525,040       (5,331,166)       3,560,532       (3,890,270)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,525,040       (5,331,166)       3,560,532       (3,890,270)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                (2,184,536)     (16,519,200)      (1,226,091)     (16,908,077)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   91,725,015   $   23,930,198   $   15,176,818   $   48,800,609
                                                     =================================================================

                                                       OPPENHEIMER    PIONEER EQUITY      PIONEER
                                                     STRATEGIC BOND     INCOME VCT          VCT
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   23,334,535   $            -   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           1,267,653                -                -
   Net realized gain (loss) on investments and
     capital gains distributions                            (55,135)               -                -
   Net unrealized appreciation (depreciation) of
     investments                                           (335,512)               -                -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        877,006                -                -

Changes from principal transactions:
   Total unit transactions                                4,680,276                -                -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,680,276                -                -
                                                     ------------------------------------------------
Total increase (decrease)                                 5,557,282                -                -
                                                     ------------------------------------------------
Net assets at December 31, 2001                          28,891,817                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           1,845,683            1,445                -
   Net realized gain (loss) on investments and
     capital gains distributions                         (1,631,959)            (909)               -
   Net unrealized appreciation (depreciation) of
     investments                                          1,589,777           (5,978)               1
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                      1,803,501           (5,442)               1

Changes from principal transactions:
   Total unit transactions                                2,039,563          158,735            1,302
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               2,039,563          158,735            1,302
                                                     ------------------------------------------------
Total increase (decrease)                                 3,843,064          153,293            1,303
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   32,734,881   $      153,293   $        1,303
                                                     ================================================

                                                                                                       SP JENNISON
                                                                        PIONEER MID     PRUDENTIAL    INTERNATIONAL
                                                                       CAP VALUE VCT     JENNISON        GROWTH
                                                                       --------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                          $           -    $        -    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                    -        (1,106)            (620)
   Net realized gain (loss) on investments and capital gains
     distributions                                                                 -       (11,906)         (27,800)
   Net unrealized appreciation (depreciation) of investments                       -        20,719              656
                                                                       --------------------------------------------
   Net increase (decrease) in net assets resulting from operations                 -         7,707          (27,764)

Changes from principal transactions:
   Total unit transactions                                                         -       715,846           87,050
                                                                       --------------------------------------------
   Increase (decrease) in assets derived from principal transactions               -       715,846           87,050
                                                                       --------------------------------------------
Total increase (decrease)                                                          -       723,553           59,286
                                                                       --------------------------------------------
Net assets at December 31, 2001                                                    -       723,553           59,286

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                 (127)       (8,938)          (2,814)
   Net realized gain (loss) on investments and capital gains
     distributions                                                            (9,025)     (252,055)         (44,193)
   Net unrealized appreciation (depreciation) of investments                      50       (50,168)          (7,265)
                                                                       --------------------------------------------
   Net increase (decrease) in net assets resulting from operations            (9,102)     (311,161)         (54,272)

Changes from principal transactions:
   Total unit transactions                                                    39,527        14,555          208,824
                                                                       --------------------------------------------
   Increase (decrease) in assets derived from principal transactions          39,527        14,555          208,824
                                                                       --------------------------------------------
Total increase (decrease)                                                     30,425      (296,606)         154,552
                                                                       --------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                        $      30,425    $  426,947    $     213,838
                                                                       ============================================

SEE ACCOMPANYING NOTES.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

ING Life Insurance and Annuity Company Variable Annuity Account B (the "Account") was established by ING Insurance Company of America ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The account is sold exclusively for use with variable annuity Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2002, the Account had 110 investment divisions (the "Divisions"), 50 of which invest in independently managed mutual funds and 60 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM V.I. Funds:                                            Fidelity Variable Insurance Products Fund II (continued):
  AIM V.I. Capital Appreciation Fund - Series I Shares        Fidelity(R) VIP II Index 500 Portfolio - Initial Class
  AIM V.I. Core Equity Fund - Series I Shares                 Fidelity(R) VIP II Investment Grade Bond Portfolio - Initial Class
  AIM V.I. Government Securities Fund - Series I Shares    Franklin Templeton Variable Insurance Products Trust:
  AIM V.I. Growth Fund - Series I Shares                      Franklin Small Cap Value Securities Fund - Class 2 **
  AIM V.I. Premier Equity Fund - Series I Shares           ING GET Fund:
Alger American Funds:                                         ING GET Fund - Series D
  Alger American Balanced Portfolio                           ING GET Fund - Series E
  Alger American Income & Growth Portfolio                    ING GET Fund - Series G
  Alger American Leveraged AllCap Portfolio                   ING GET Fund - Series H
Alliance Funds:                                               ING GET Fund - Series I
  Alliance Growth and Income                                  ING GET Fund - Series J
  Alliance Premier Growth Portfolio                           ING GET Fund - Series K
  Alliance Quasar Portfolio                                   ING GET Fund - Series L
American Century VP Funds:                                    ING GET Fund - Series M *
  American Century VP Balanced Fund                           ING GET Fund - Series N *
  American Century VP International Fund                      ING GET Fund - Series P *
Brinson Series Funds:                                         ING GET Fund - Series Q *
  Brinson Tactical Allocation Portfolio - Class I             ING GET Fund - Series R **
Calvert Social Balanced Portfolio                             ING GET Fund - Series S **
Federated Insurance Series:                                   ING GET Fund - Series T **
  Federated American Leaders Fund II                          ING GET Fund - Series U **
  Federated Equity Income Fund II                          ING VP Balanced Portfolio, Inc. - Class R
  Federated Fund for U.S. Government Securities II         ING VP Bond Portfolio - Class R
  Federated Growth Strategies Fund II                      ING VP Emerging Markets Fund
  Federated High Income Bond Fund II                       ING VP Money Market Portfolio - Class R
  Federated International Equity Fund II                   ING VP Natural Resources Trust
  Federated Prime Money Fund II                            ING Generations Portfolio, Inc.:
  Federated Utility Fund II                                   ING VP Strategic Allocation Balanced Portfolio - Class R
Fidelity(R) Variable Insurance Products Fund:                 ING VP Strategic Allocation Growth Portfolio - Class R
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class     ING VP Strategic Allocation Income Portfolio - Class R
  Fidelity(R) VIP Growth Portfolio - Initial Class         ING Partners, Inc.:
  Fidelity(R) VIP High Income Portfolio - Initial Class       ING Alger Aggressive Growth Portfolio - Service Class **
  Fidelity(R) VIP Overseas Portfolio - Initial Class          ING Alger Growth Portfolio - Service Class **
Fidelity Variable Insurance Products Fund II:                 ING American Century Small Cap Value Portfolio **
  Fidelity(R) VIP II ASSET MANAGER(SM) Portfolio - Initial    ING Baron Small Cap Growth Portfolio - Service Class **
    Class
  Fidelity(R) VIP II Contrafund(R) Portfolio - Initial        ING Goldman Sachs Capital Growth Portfolio - Service Class **
    Class

ING Partners, Inc. (continued):                            ING Variable Products Trust (continued)
  ING JP Morgan Fleming International Portfolio - Initial     ING VP MagnaCap Portfolio - Class R **
    Class
  ING JP Morgan Mid Cap Value Portfolio - Service             ING VP MagnaCap Portfolio - Class S *
    Class **
  ING MFS Capital Opportunities Portfolio - Initial Class     ING VP MidCap Opportunities Portfolio - Class R **
  ING MFS Global Growth Portfolio - Service Class **          ING VP MidCap Opportunities Portfolio - Class S *
  ING MFS Research Portfolio - Initial Class                  ING VP SmallCap Opportunities Portfolio - Class R **
  ING OpCap Balanced Value Portfolio - Service Class **       ING VP SmallCap Opportunities Portfolio - Class S *
  ING PIMCO Total Return Portfolio - Service Class **      Janus Aspen Series:
  ING Salomon Brothers Aggressive Growth Portfolio -          Janus Aspen Aggressive Growth Portfolio - Institutional Shares
    Initial Class                                             Janus Aspen Balanced Portfolio - Inst Shares
  ING Salomon Brothers Capital Portfolio - Service            Janus Aspen Flexible Income Portfolio - Inst Shares
    Class **
  ING Salomon Brothers Investors Value Portfolio -            Janus Aspen Growth Portfolio - Inst Shares
    Service Class **
  ING T. Rowe Price Growth Equity Portfolio - Initial         Janus Aspen Worldwide Growth Portfolio - Inst Shares
    Class
  ING UBS Tactical Asset Allocation Portfolio -            Lord Abbett Funds:
    Service Class **                                          Lord Abbett Growth and Income Portfolio **
  ING Van Kampen Comstock Portfolio - Service Class **        Lord Abbett MidCap Value Portfolio **
ING Variable Funds:                                        MFS(R) Funds:
   ING VP Growth and Income Portfolio - Class R               MFS(R) Global Governments Series
ING Variable Portfolios, Inc.:                                MFS(R) Total Return Series - Initial Class
  ING VP Growth Portfolio - Class R                        Oppenheimer Variable Account Funds:
  ING VP Index Plus LargeCap Portfolio - Class R              Oppenheimer Aggressive Growth Fund/VA
  ING VP Index Plus MidCap Portfolio - Class R                Oppenheimer Global Securities Fund/VA
  ING VP Index Plus SmallCap Portfolio - Class R              Oppenheimer Main Street Growth & Income Fund/VA
  ING VP International Equity Portfolio - Class R             Oppenheimer Strategic Bond Fund/VA
  ING VP Small Company Portfolio - Class R                 Pioneer Variable Contracts Trust:
  ING VP Technology Portfolio - Class R                       Pioneer Equity Income VCT Portfolio - Class I **
  ING VP Value Opportunity Portfolio - Class R                Pioneer VCT Portfolio - Class I **
ING Variable Products Trust:                                  Pioneer Mid Cap Value VCT Portfolio - Class I **
  ING VP Growth Opportunities Portfolio - Class R **       Prudential Series Fund, Inc.:
  ING VP Growth Opportunities Portfolio - Class S *           Prudential Jennison Portfolio - Class II Shares *
  ING VP International Value Portfolio - Class R **           SP Jennison International Growth Portfolio - Class II Shares *

*   Investment Division added in 2001.
**  Investment Division added in 2002.

Effective September 15, 2000, the Brinson Series Trust Small Cap Portfolio (formerly the Mitchell Hutchins Series Trust Small Cap Portfolio) was closed to new Contractowners and to new investments from existing Contractowners. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

Effective October 8, 2001, the Brinson Series Trust Growth and Income Portfolio (formerly the Mitchell Hutchins Series Trust Growth and Income Portfolio) was closed to new Contractowners and to new investments from existing
Contractowners. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

ING GET Fund Series C reached the end of its offering period and closed on December 16, 2001. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

         CURRENT NAME                                           FORMER NAME
------------------------------------------------------------------------------------------
   AIM V.I. Core Equity                                  AIM V.I. Growth and Income
   AIM V.I. Premier Equity                               AIM V.I. Value
   ING GET Fund - Series D                               Aetna GET Fund - Series D
   ING GET Fund - Series E                               Aetna GET Fund - Series E
   ING GET Fund - Series G                               Aetna GET Fund - Series G
   ING GET Fund - Series H                               Aetna GET Fund - Series H
   ING GET Fund - Series I                               Aetna GET Fund - Series I
   ING GET Fund - Series J                               Aetna GET Fund - Series J
   ING GET Fund - Series K                               Aetna GET Fund - Series K
   ING GET Fund - Series L                               Aetna GET Fund - Series L
   ING GET Fund - Series M                               Aetna GET Fund - Series M
   ING GET Fund - Series N                               Aetna GET Fund - Series N
   ING GET Fund - Series P                               Aetna GET Fund - Series P
   ING GET Fund - Series Q                               Aetna GET Fund - Series Q
   ING VP Balanced                                       Aetna Balanced VP, Inc.
   ING VP Bond                                           Aetna Bond VP
   ING VP Emerging Markets                               Aetna Emerging Markets VP
   ING VP Money Market                                   Aetna Money Market VP
   ING VP Natural Resources                              Aetna Natural Resources VP
   ING VP Strategic Allocation Balanced                  Aetna Crossroads VP
   ING VP Strategic Allocation Growth                    Aetna Ascent VP
   ING VP Strategic Allocation Income                    Aetna Legacy VP
   ING JP Morgan Fleming International                   PPI Scudder International Growth
   ING MFS Capital Opportunities                         PPI MFS Capital Opportunities
   ING MFS Research                                      PPI MFS Research
   ING Salomon Brothers Aggressive Growth                PPI MFS Emerging Equities
   ING T. Rowe Price Growth Equity                       PPI T. Rowe Price Growth Equity
   ING VP Growth and Income                              Aetna Growth and Income VP
   ING VP Growth                                         Aetna Growth VP
   ING VP Index Plus LargeCap                            Aetna Index Plus LargeCap VP
   ING VP Index Plus MidCap                              Aetna Index Plus MidCap VP
   ING VP Index Plus SmallCap                            Aetna Index Plus SmallCap VP
   ING VP International Equity                           Aetna International VP
   ING VP Small Company                                  Aetna Small Company VP
   ING VP Technology                                     Aetna Technology VP
   ING VP Value Opportunity                              Aetna Value Opportunity VP
   ING VP Growth Opportunities - Class S                 Pilgrim Growth Opportunities
   ING VP MagnaCap - Class S                             Pilgrim International Value
   ING VP MidCap Opportunities - Class S                 Pilgrim MidCap Opportunities
   ING VP SmallCap Opportunities - Class S               Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

ANNUITY RESERVES

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the aggregate account values of the Contractholders invested in the Account Divisions. Annuity reserves held in the Account for currently payable contracts are computed according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 1983a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges are deducted at annual rates of up to 1.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

ADMINISTRATIVE CHARGES

A daily charge at an annual rate of up to 0.50% of the assets attributable to the Contracts is deducted, as specified in the Contract.

CONTRACT MAINTENANCE CHARGES

An annual contract or certificate maintenance fee of up to $20 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

CONTINGENT DEFERRED SALES CHARGES

For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Balanced Portfolio, Inc., ING VP Emerging Markets Fund, ING VP Natural Resources Trust, ING VP Money Market Portfolio, ING Generations Portfolios, Inc., ING Variable Funds, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ILIAC, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.75% to 1.00% of the average net assets of each respective Fund of the Trust.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                    YEAR ENDED DECEMBER 31,
                                                                 2002                    2001
                                                        ---------------------------------------------
                                                        PURCHASES     SALES     PURCHASES     SALES
                                                        ---------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
AIM V.I. Funds:
   AIM V.I. Capital Appreciation                        $  24,514   $  27,763   $  12,618   $   6,381
   AIM V.I. Core Equity                                    38,407      44,855      10,567       4,862
   AIM V.I. Government Securities                          32,681      16,817      11,327       2,444
   AIM V.I. Growth                                         24,478      29,364       8,492       4,277
   AIM V.I. Premier Equity                                 68,844      80,157      24,777      12,092
Alger American Funds:
   Alger American Balanced                                  3,639       4,339         142       1,043
   Alger American Income & Growth                          10,413      12,151         983       3,003
   Alger American Leveraged AllCap                          9,454      10,850         463       2,747
Alliance Funds:
   Alliance Growth and Income                              46,961      44,016      29,482         817
   Alliance Premier Growth                                 10,145      10,102       7,887         604
   Alliance Quasar                                          1,723       1,577       1,231         408
American Century VP Funds:
   American Century VP Balanced                             1,989       2,307         156         555
   American Century VP International                        2,499       3,200         402         809
Brinson Series Funds:
   Brinson Growth & Income                                      -           -         258         946
   Brinson Small Cap                                            -           -           -         180
   Brinson Tactical Allocation                             14,269      15,619       6,605       1,725
Calvert Social Balanced Portfolio                           1,931       1,806         332         618
Federated Insurance Series:
   Federated American Leaders                               8,627      25,009       3,691      16,943
   Federated Federated Equity Income                          820       4,394       1,658       5,373
   Federated Fund for U.S. Government Securities            4,984       4,633       2,709       2,460
   Federated Growth Strategies                                112       5,825       2,009       6,819
   Federated High Income Bond                               6,847       9,302       2,881       6,274
   Federated International Equity                             127       2,905       2,139       3,858
   Federated Prime Money                                    5,760       7,185       6,418       6,310
   Federated Utility                                        2,331       5,001         874       4,087
Fidelity(R) Variable Insurance Products Fund:
   Fidelity(R) VIP Equity-Income                          247,113     252,808      80,363      53,521
   Fidelity(R) VIP Growth                                 141,688     162,277      30,277      21,128
   Fidelity(R) VIP High Income                             58,138      58,116      21,375      16,342
   Fidelity(R) VIP Overseas                                14,243      15,632       4,335       4,240
Fidelity Variable Insurance Products Fund II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                    15,172      16,452       1,425       3,404
   Fidelity(R) VIP II Contrafund(R)                       175,617     186,406      24,172      33,597
   Fidelity(R) VIP II Index 500                           121,951     136,223      50,031      65,319
   Fidelity(R) VIP II Investment Grade Bond                 3,174       3,538         215         913
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                      2,565       1,920           -           -

                                                                    YEAR ENDED DECEMBER 31,
                                                                 2002                    2001
                                                        ---------------------------------------------
                                                        PURCHASES     SALES     PURCHASES     SALES
                                                        ---------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
ING GET Fund:
   ING GET Fund - Series C                              $       -   $       -   $     349   $   4,990
   ING GET Fund - Series D                                 91,906     104,050       1,913      12,420
   ING GET Fund - Series E                                287,090     310,958       3,579      36,784
   ING GET Fund - Series G                                172,316     181,449         978      17,752
   ING GET Fund - Series H                                131,547     142,911       1,466      11,739
   ING GET Fund - Series I                                 89,384      94,102         434       6,729
   ING GET Fund - Series J                                 76,351      81,025         485       6,370
   ING GET Fund - Series K                                 88,905      98,660       1,365       5,816
   ING GET Fund - Series L                                 78,713      85,764      89,118       7,492
   ING GET Fund - Series M                                120,605     132,464     131,389       4,582
   ING GET Fund - Series N                                 97,858     110,571     111,246       9,055
   ING GET Fund - Series P                                 83,551      91,096      85,500       2,681
   ING GET Fund - Series Q                                115,914      62,794       2,594         974
   ING GET Fund - Series R                                 47,063       3,851           -           -
   ING GET Fund - Series S                                 55,817       2,522           -           -
   ING GET Fund - Series T                                 39,328         338           -           -
   ING GET Fund - Series U                                    508           6           -           -
ING VP Balanced                                            79,596      99,335      33,417      23,173
ING VP Bond                                               125,655     111,843      63,481      20,280
ING VP Emerging Markets Fund                                  976       1,178         215         226
ING VP Money Market                                       760,239     784,356     831,495     749,107
ING VP Natural Resources Trust                              1,139       1,513          21         400
ING Generations Portfolio, Inc.:
   ING VP Strategic Allocation Balanced                    13,854      14,909       1,228       3,037
   ING VP Strategic Allocation Growth                      11,735      12,253       1,104       2,506
   ING VP Strategic Allocation Income                      21,591      23,140       5,315       6,467
ING Partners, Inc.:
   ING Alger Aggressive Growth                                190           -           -           -
   ING Alger Growth                                            10           -           -           -
   ING American Century Small Cap Value                       253          82           -           -
   ING Baron Small Cap Growth                                 359         171           -           -
   ING Goldman Sachs Capital Growth                            19           -           -           -
   ING JP Morgan Fleming International                    210,312     212,764     152,032     141,292
   ING JP Morgan Mid Cap Value                                 89           -           -           -
   ING MFS Capital Opportunities                           46,601      55,397      29,866      10,459
   ING MFS Global Growth                                        8           6           -           -
   ING MFS Research                                        50,965      63,509      21,456      12,539
   ING OpCap Balanced Value                                    15           -           -           -
   ING PIMCO Total Return                                   1,359         107           -           -
   ING Salomon Brothers Aggressive Growth                 109,117     123,719     104,463     108,410
   ING Salomon Brothers Capital                                 5           -           -           -
   ING Salomon Brothers Investors Value                        16           -           -           -
   ING T. Rowe Price Growth Equity                         77,576      88,202      21,394      17,750
   ING UBS Tactical Asset Allocation                            -           -           -           -
   ING Van Kampen Comstock                                    331           1           -           -

                                                                    YEAR ENDED DECEMBER 31,
                                                                 2002                    2001
                                                        ---------------------------------------------
                                                        PURCHASES     SALES     PURCHASES     SALES
                                                        ---------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
ING Variable Funds:
   ING VP Growth and Income                             $ 172,371   $ 261,853   $  83,464   $ 178,158
ING Variable Portfolios, Inc.:
   ING VP Growth                                           69,783      79,492      91,682      94,630
   ING VP Index Plus LargeCap                             190,972     214,104     115,106     106,107
   ING VP Index Plus MidCap                                11,890       7,151       5,587       2,436
   ING VP Index Plus SmallCap                               8,976       6,252       2,924       1,607
   ING VP International Equity                             46,107      46,993      46,170      45,585
   ING VP Small Company                                   116,436     108,833      77,290      62,327
   ING VP Technology                                       23,571      23,226      19,487      14,055
   ING VP Value Opportunity                                26,750      29,060      18,600       7,927
ING Variable Products Trust:
   ING VP Growth Opportunities - Class R                      864         463           -           -
   ING VP Growth Opportunities - Class S                      278         238         187          44
   ING VP International Value                                 523          70           -           -
   ING VP MagnaCap - Class R                                   33           -           -           -
   ING VP MagnaCap - Class S                                  879         689         454          29
   ING VP MidCap Opportunities - Class R                       78           1           -           -
   ING VP MidCap Opportunities - Class S                    4,360       2,084       1,863         997
   ING VP SmallCap Opportunities - Class R                    265         193           -           -
   ING VP SmallCap Opportunities - Class S                  3,798       2,346       2,039         666
Janus Aspen Series:
   Janus Aspen Aggressive Growth                          141,416     169,207      83,655     112,904
   Janus Aspen Balanced                                   225,500     247,280      34,727      20,193
   Janus Aspen Flexible Income                             31,418      28,299      11,219       6,290
   Janus Aspen Growth                                     150,997     186,962      41,962      65,695
   Janus Aspen Worldwide Growth                           323,687     376,352      84,870     128,755
Lord Abbett Funds:
   Lord Abbett Growth and Income                              442           1           -           -
   Lord Abbett MidCap Value                                   805         284           -           -
MFS Funds:
   MFS Global Governments                                   3,217       2,355       1,276       1,083
   MFS Total Return                                       119,828     113,668      38,490       4,276
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                           64,141      69,661      68,878      58,475
   Oppenheimer Global Securities                           20,873      17,437       7,967       4,589
   Oppenheimer Main Street Growth & Income                 70,215      74,433      11,707       6,098
   Oppenheimer Strategic Bond                              38,679      34,794       9,644       3,697
Pioneer Variable Contracts Trust:
   Pioneer Equity Income VCT                                  165           5           -           -
   Pioneer VCT                                                  1           -           -           -
   Pioneer Mid Cap Value VCT                                   82          42           -           -
Prudential Series Fund, Inc.:
   Prudential Jennison                                      2,065       2,060       1,222         507
   SP Jennison International Growth                         2,655       2,449         770         684

6. CHANGES IN UNITS

The changes in units outstanding were as follows:

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                    ------------------------------------
                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                       (REDEEMED)          (REDEEMED)
                                                    ------------------------------------
AIM V.I. Funds:
    AIM V.I. Capital Appreciation                           (366,408)            514,760
    AIM V.I. Core Equity                                    (748,286)            456,934
    AIM V.I. Government Securities                         1,319,594             797,417
    AIM V.I. Growth                                         (842,874)            591,129
    AIM V.I. Premier Equity                               (1,440,923)          6,787,724
Alger American Funds:
    Alger American Balanced                                  (31,808)            (38,822)
    Alger American Income & Growth                           (86,313)           (107,145)
    Alger American Leveraged AllCap                          (61,140)            (92,253)
Alliance Funds:
    Alliance Growth and Income                                63,544           2,703,504
    Alliance Premier Growth                                    2,737             989,444
    Alliance Quasar                                           12,434             106,602
American Century VP Funds:
    American Century VP Balanced                             (21,928)            (29,454)
    American Century VP International                        (53,475)            (44,530)
Brinson Series Funds:
    Brinson Growth & Income                                        -             (92,381)
    Brinson Small Cap                                              -             (15,656)
    Brinson Tactical Allocation                             (180,912)            416,605
Calvert Social Balanced                                        9,032             (17,551)
Federated Insurance Series:
    Federated American Leaders                              (802,047)           (583,244)
    Federated Equity Income                                 (349,138)           (305,498)
    Federated Fund for U.S. Government Securities              5,984              (3,295)
    Federated Growth Strategies                             (353,291)           (260,952)
    Federated High Income Bond                              (311,614)           (411,220)
    Federated International Equity                          (215,775)           (210,789)
    Federated Prime Money                                   (112,344)             (7,126)
    Federated Utility                                       (270,317)           (226,436)
Fidelity(R) Variable Insurance Products Fund:
    Fidelity(R) VIP Equity-Income                           (690,353)          1,774,965
    Fidelity(R) VIP Growth                                (1,160,706)          1,166,480
    Fidelity(R) VIP High Income                             (483,340)             (7,252)
    Fidelity(R) VIP Overseas                                (115,998)           (101,429)

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                    ------------------------------------
                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                       (REDEEMED)          (REDEEMED)
                                                    ------------------------------------
Fidelity Variable Insurance Products Fund II:
    Fidelity(R) VIP II ASSET MANAGER(SM)                    (103,131)           (162,242)
    Fidelity(R) VIP II Contrafund(R)                        (705,725)           (484,033)
    Fidelity(R) VIP II Index 500                            (835,328)           (711,188)
    Fidelity(R) VIP II Investment Grade Bond                 (29,946)            (61,301)
Franklin Templeton Variable Insurance Products
  Trust:
    Franklin Small Cap Value Securities                       39,416                   -
ING GET Fund:
    ING GET Fund - Series C                                        -            (332,642)
    ING GET Fund - Series D                               (1,502,708)         (1,021,289)
    ING GET Fund - Series E                               (3,020,220)         (3,037,122)
    ING GET Fund - Series G                               (1,275,410)         (1,469,116)
    ING GET Fund - Series H                               (1,368,020)           (867,644)
    ING GET Fund - Series I                                 (633,744)           (510,638)
    ING GET Fund - Series J                                 (606,080)           (487,793)
    ING GET Fund - Series K                               (1,044,318)           (275,902)
    ING GET Fund - Series L                                 (566,108)          8,042,502
    ING GET Fund - Series M                                 (972,717)         12,530,623
    ING GET Fund - Series N                               (1,199,074)         10,180,844
    ING GET Fund - Series P                                 (608,071)          8,287,579
    ING GET Fund - Series Q                                5,298,242             162,043
    ING GET Fund - Series R                                4,312,314                   -
    ING GET Fund - Series S                                5,334,290                   -
    ING GET Fund - Series T                                3,907,841                   -
    ING GET Fund - Series U                                   50,278                   -
ING VP Balanced                                           (1,231,538)            (31,417)
ING VP Bond                                                  413,356           2,657,410
ING VP Emerging Markets                                      (26,185)            (27,794)
ING VP Money Market                                       (2,485,092)          6,113,512
ING VP Natural Resources                                     (31,200)            (26,923)
ING Generations Portfolio, Inc.:
    ING VP Strategic Allocation Balanced                    (104,759)           (150,126)
    ING VP Strategic Allocation Growth                       (62,890)           (115,234)
    ING VP Strategic Allocation Income                      (143,555)           (137,472)
ING Partners, Inc.:
    ING Alger Aggressive Growth                               24,342                   -
    ING Alger Growth                                           1,297                   -
    ING American Century Small Cap Value                      19,821                   -
    ING Baron Small Cap Growth                                21,310                   -
    ING Goldman Sachs Capital Growth                           2,242                   -

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                    ------------------------------------
                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                       (REDEEMED)          (REDEEMED)
                                                    ------------------------------------
ING Partners, Inc. (continued):
    ING JP Morgan Fleming International                       17,057             440,496
    ING JP Morgan Mid Cap Value                                9,450                   -
    ING MFS Capital Opportunities                           (840,713)            662,303
    ING MFS Global Growth                                        168                   -
    ING MFS Research                                      (1,203,069)           (385,928)
    ING OpCap Balanced Value                                   1,825                   -
    ING PIMCO Total Return                                   118,777                   -
    ING Salomon Brothers Aggressive Growth                (1,425,104)           (532,114)
    ING Salomon Brothers Capital                                 655                   -
    ING Salomon Brothers Investors Value                       1,835                   -
    ING T. Rowe Price Growth Equity                         (562,460)           (481,925)
    ING UBS Tactical Asset Allocation                             53                   -
    ING Van Kampen Comstock                                   38,291                   -
ING Variable Funds:
    ING VP Growth and Income                              (4,914,917)         (3,837,503)
ING Variable Portfolios, Inc.:
    ING VP Growth                                           (944,382)           (557,260)
    ING VP Index Plus LargeCap                            (1,975,577)            334,278
    ING VP Index Plus MidCap                                 293,309             179,712
    ING VP Index Plus SmallCap                               238,930              90,802
    ING VP International Equity                             (117,376)             90,389
    ING VP Small Company                                     398,526             999,271
    ING VP Technology                                        (95,211)            951,241
    ING VP Value Opportunity                                (168,461)            477,971
ING Variable Products Trust:
    ING VP Growth Opportunities - Class R                     63,829                   -
    ING VP Growth Opportunities - Class S                      5,464              17,720
    ING VP International Value                                49,414                   -
    ING VP MagnaCap - Class R                                  3,913                   -
    ING VP MagnaCap - Class S                                 22,872              46,176
    ING VP MidCap Opportunities - Class R                     10,923                   -
    ING VP MidCap Opportunities - Class S                    315,913             102,249
    ING VP SmallCap Opportunities - Class R                 (139,170)            150,882
    ING VP SmallCap Opportunities - Class S                  376,449                   -
Janus Aspen Series:
    Janus Aspen Aggressive Growth                         (2,540,697)           (691,812)
    Janus Aspen Balanced                                  (1,543,962)          1,254,108
    Janus Aspen Flexible Income                              123,393             232,337
    Janus Aspen Growth                                    (3,008,365)         (1,173,398)
    Janus Aspen Worldwide Growth                          (3,807,460)           (863,462)

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                    ------------------------------------
                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                       (REDEEMED)          (REDEEMED)
                                                    ------------------------------------
Lord Abbett Funds:
    Lord Abbett Growth and Income                             53,538                   -
    Lord Abbett MidCap Value                                  54,692                   -
MFS(R) Funds:
    MFS(R) Global Governments                                 71,900              13,722
    MFS(R) Total Return                                      404,893           2,634,447
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth                           (616,159)          1,508,913
    Oppenheimer Global Securities                            197,129              96,835
    Oppenheimer Main Street Growth & Income                 (523,616)            527,060
    Oppenheimer Strategic Bond                               151,517             441,109
Pioneer Variable Contracts Trust:
    Pioneer Equity Income VCT                                 19,140                   -
    Pioneer VCT                                                  172                   -
    Pioneer Mid Cap Value VCT                                  3,470                   -
Prudential Series Fund, Inc.:
    Prudential Jennison                                      (10,806)             81,476
    SP Jennison International Growth                          29,475               7,897

7.  UNIT SUMMARY

A summary of units outstanding at December 31, 2002 follows:

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Currently payable annuity contracts:                                                               $     430,696
Contracts in accumulation period:
    Non-Qualified V                                            7,141.870       $        6.85              48,922
    Non-Qualified V (0.75)                                   117,784.846                6.98             822,138
    Non-Qualified XII                                            756.497                6.96               5,265
    Non-Qualified XIII                                       501,618.196                7.37           3,696,926
    Non-Qualified XIV                                        657,037.276                7.27           4,776,661
    Non-Qualified XV                                         329,702.890                7.23           2,383,752
    Non-Qualified XVI                                        224,043.766                4.33             970,110
    Non-Qualified XVII                                           580.253                7.07               4,102
    Non-Qualified XVIII                                      158,970.137                4.28             680,392
    Non-Qualified XIX                                        235,584.768                4.30           1,013,015
                                                           -------------                           -------------
                                                           2,233,220.499                           $  14,831,979
                                                           =============                           =============

AIM V.I. CORE EQUITY
Currently payable annuity contracts:                                                               $   3,159,134
Contracts in accumulation period:
    Non-Qualified V                                           41,012.179       $        6.28             257,556
    Non-Qualified V (0.75)                                   100,702.786                6.40             644,498
    Non-Qualified IX                                           2,325.916                6.22              14,467
    Non-Qualified XII                                            866.371                6.39               5,536
    Non-Qualified XIII                                       948,642.123                7.67           7,276,085
    Non-Qualified XIV                                      1,538,823.386                7.57          11,648,893
    Non-Qualified XV                                         507,916.587                7.52           3,819,533
    Non-Qualified XVI                                        233,331.906                5.20           1,213,326
    Non-Qualified XVIII                                      105,523.130                5.14             542,389
    Non-Qualified XIX                                        263,337.768                5.16           1,358,823
                                                           -------------                           -------------
                                                           3,742,482.152                           $  29,940,240
                                                           =============                           =============

AIM V.I. GOVERNMENT SECURITIES
Contracts in accumulation period:
    Non-Qualified XIII                                       590,033.975       $       12.36       $   7,292,820
    Non-Qualified XIV                                        768,636.365               12.26           9,423,482
    Non-Qualified XV                                         283,516.080               12.21           3,461,731
    Non-Qualified XVI                                        175,024.768               11.77           2,060,042
    Non-Qualified XVIII                                       61,958.666               11.65             721,818
    Non-Qualified XIX                                        259,823.060               11.69           3,037,332
                                                           -------------                           -------------
                                                           2,138,992.914                           $  25,997,225
                                                           =============                           ============

AIM V.I. GROWTH
Currently payable annuity contracts:                                                               $     651,633
Contracts in accumulation period:
    Non-Qualified V                                           17,754.161       $        4.22              74,923
    Non-Qualified V (0.75)                                   108,862.037                4.30             468,107

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
AIM V.I. GROWTH  (CONTINUED)
    Non-Qualified XII                                          1,037.684       $        4.29       $       4,452
    Non-Qualified XIII                                       753,288.092                5.09           3,834,236
    Non-Qualified XIV                                      1,178,462.059                5.02           5,915,880
    Non-Qualified XV                                         372,278.087                4.99           1,857,668
    Non-Qualified XVI                                        164,058.196                3.37             552,876
    Non-Qualified XVIII                                      111,965.966                3.34             373,966
    Non-Qualified XIX                                        361,313.751                3.35           1,210,401
                                                           -------------                           -------------
                                                           3,069,390.342                           $  14,945,690
                                                           =============                           =============

AIM V.I. PREMIER EQUITY
Currently payable annuity contracts:                                                               $   2,348,435
Contracts in accumulation period:
    Non-Qualified V                                           17,054.546       $        5.77              98,405
    Non-Qualified V (0.75)                                    97,537.305                5.88             573,519
    Non-Qualified IX                                              50.112                5.71                 286
    Non-Qualified XII                                          1,139.580                5.86               6,678
    Non-Qualified XIII                                     1,508,348.111                6.91          10,422,685
    Non-Qualified XIV                                      2,427,698.196                6.82          16,556,902
    Non-Qualified XV                                         868,527.131                6.77           5,879,929
    Non-Qualified XVI                                        341,816.310                5.21           1,780,863
    Non-Qualified XVII                                           476.985                6.02               2,871
    Non-Qualified XVIII                                      143,877.432                5.16             742,408
    Non-Qualified XIX                                        562,473.154                5.18           2,913,611
                                                           -------------                           -------------
                                                           5,968,998.862                           $  41,326,592
                                                           =============                           =============

ALGER AMERICAN BALANCED
Contracts in accumulation period:
    Non-Qualified VII                                        120,391.551       $       21.40       $   2,576,379
                                                           -------------                           -------------
                                                             120,391.551                           $   2,576,379
                                                           =============                           =============

ALGER AMERICAN INCOME & GROWTH
Contracts in accumulation period:
    Non-Qualified VII                                        356,258.045       $       17.31       $   6,166,827
                                                           -------------                           -------------
                                                             356,258.045                           $   6,166,827
                                                           =============                           =============

ALGER AMERICAN LEVERAGED ALLCAP
  Contracts in accumulation period:
    Non-Qualified VII                                        327,132.695       $       17.49       $   5,721,551
    Non-Qualified VIII                                           167.794               12.87               2,160
                                                           -------------                           -------------
                                                             327,300.489                           $   5,723,711
                                                           =============                           =============

ALLIANCE GROWTH AND INCOME
  Contracts in accumulation period:
    Non-Qualified XIII                                       826,949.294       $        7.77       $   6,425,396
    Non-Qualified XIV                                        882,219.483                7.71           6,801,912

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ALLIANCE GROWTH AND INCOME (CONTINUED)
    Non-Qualified IX                                             370.309       $        4.18       $       1,548
    Non-Qualified XV                                         356,243.025                7.68           2,735,946
    Non-Qualified XVI                                        380,962.591                7.89           3,005,795
    Non-Qualified XVIII                                       84,109.046                7.81             656,892
    Non-Qualified XIX                                        324,306.091                7.84           2,542,560
                                                           -------------                           -------------
                                                           2,854,789.530                           $  22,168,501
                                                           =============                           =============

ALLIANCE PREMIER GROWTH
Contracts in accumulation period:
   Non-Qualified XIII                                        366,995.250       $        4.29       $   1,574,410
   Non-Qualified XIV                                         306,904.215                4.26           1,307,412
   Non-Qualified XV                                          138,234.900                4.24             586,116
   Non-Qualified XVI                                         201,714.666                4.57             921,836
   Non-Qualified XVIII                                        83,613.201                4.52             377,932
   Non-Qualified XIX                                         235,804.351                4.54           1,070,552
                                                           -------------                           -------------
                                                           1,333,266.583                           $   5,838,258
                                                           =============                           =============

ALLIANCE QUASAR
Contracts in accumulation period:
    Non-Qualified XIII                                        42,353.535       $        5.55       $     235,062
    Non-Qualified XIV                                         30,165.049                5.51             166,209
    Non-Qualified XV                                          10,982.404                5.49              60,293
    Non-Qualified XVI                                         13,238.968                4.97              65,798
    Non-Qualified XVIII                                        5,280.521                4.91              25,927
    Non-Qualified XIX                                         26,431.352                4.93             130,307
                                                           -------------                           -------------
                                                             128,451.829                           $     683,596
                                                           =============                           =============

AMERICAN CENTURY(R) VP BALANCED
Contracts in accumulation period:
    Non-Qualified VII                                         96,051.803       $       15.44       $   1,483,040
                                                           -------------                           -------------
                                                              96,051.803                           $   1,483,040
                                                           =============                           =============

AMERICAN CENTURY(R) VP INTERNATIONAL
Contracts in accumulation period:
    Non-Qualified VII                                        130,913.859       $       11.74       $   1,536,929
    Non-Qualified VIII                                           181.976               10.68               1,944
                                                           -------------                           -------------
                                                             131,095.835                           $   1,538,873
                                                           =============                           =============

BRINSON SERIES TACTICAL ALLOCATION
Contracts in accumulation period:
    Non-Qualified XIII                                       198,037.849       $        6.83       $   1,352,599
    Non-Qualified XIV                                        964,639.557                6.75           6,511,317
    Non-Qualified XV                                          94,577.105                6.71             634,612
    Non-Qualified XVI                                         81,758.493                6.26             511,808
    Non-Qualified XVIII                                       40,585.885                6.19             251,227
    Non-Qualified XIX                                         74,438.589                6.22             463,008
                                                           -------------                           -------------
                                                           1,454,037.478                           $   9,724,571
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
CALVERT SOCIAL BALANCED
Contracts in accumulation period:
    Non-Qualified V                                            5,689.041       $       17.26       $      98,193
    Non-Qualified V (0.75)                                    15,357.764               17.86             274,290
    Non-Qualified VII                                         79,520.147                9.61             764,189
    Non-Qualified VIII                                        65,982.625                9.68             638,712
                                                           -------------                           -------------
                                                             166,549.577                           $   1,775,384
                                                           =============                           =============

FEDERATED AMERICAN LEADERS
Currently payable annuity contracts:                                                               $      98,634
Contracts in accumulation period:
    Non-Qualified VII                                      2,712,272.577       $       18.56          50,339,779
    Non-Qualified VIII                                         7,506.773               13.39             100,516
                                                           -------------                           -------------
                                                           2,719,779.350                           $  50,538,929
                                                           =============                           =============

FEDERATED EQUITY INCOME
Currently payable annuity contracts:                                                               $      88,391
Contracts in accumulation period:
    Non-Qualified VII                                      1,035,144.898       $        9.83          10,175,474
                                                           -------------                           -------------
                                                           1,035,144.898                           $  10,263,865
                                                           =============                           =============

FEDERATED FUND FOR US GOVERNMENT SECURITIES
Contracts in accumulation period:
    Non-Qualified VII                                        825,678.064       $       15.35       $  12,674,158
                                                           -------------                           -------------
                                                             825,678.064                           $  12,674,158
                                                           =============                           =============

FEDERATED GROWTH STRATEGIES
Contracts in accumulation period:
    Non-Qualified VII                                        764,148.738       $       13.63       $  10,415,347
                                                           -------------                           -------------
                                                             764,148.738                           $  10,415,347
                                                           =============                           =============

FEDERATED HIGH INCOME BOND
Currently payable annuity contracts:                                                               $      18,044
Contracts in accumulation period:
    Non-Qualified VII                                      1,236,035.841       $       13.48          16,661,763
    Non-Qualified VIII                                           299.808               11.49               3,445
                                                           -------------                           -------------
                                                           1,236,335.649                           $  16,683,252
                                                           =============                           =============

FEDERATED INTERNATIONAL EQUITY
Currently payable annuity contracts:                                                               $      44,915
Contracts in accumulation period:
    Non-Qualified VII                                        550,927.936       $       10.85           5,977,568
    Non-Qualified VIII                                           125.653               10.03               1,260
                                                           -------------                           -------------
                                                             551,053.589                           $   6,023,743
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
FEDERATED PRIME MONEY
Contracts in accumulation period:
    Non-Qualified VII                                        582,531.577       $       12.68       $   7,386,500
                                                          --------------                           -------------
                                                             582,531.577                           $   7,386,500
                                                          ==============                           =============

FEDERATED UTILITY
Currently payable annuity contracts:                                                               $      25,722
Contracts in accumulation period:
    Non-Qualified VII                                        652,466.859       $       10.72           6,994,445
    Non-Qualified VIII                                            64.474                8.94                 576
                                                          --------------                           -------------
                                                             652,531.333                           $   7,020,743
                                                          ==============                           =============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
    Non-Qualified V                                          362,704.384       $       15.06       $   5,462,328
    Non-Qualified V (0.75)                                   686,999.409               15.59          10,710,321
    Non-Qualified VII                                      3,974,733.140               17.95          71,346,460
    Non-Qualified VIII                                       820,645.762               12.93          10,610,950
    Non-Qualified IX                                          13,069.093               14.85             194,076
    Non-Qualified X                                           28,494.416               15.06             429,126
    Non-Qualified XII                                          8,583.989                8.90              76,398
    Non-Qualified XIII                                     1,734,825.032                8.68          15,058,281
    Non-Qualified XIV                                      2,273,946.636                8.56          19,464,983
    Non-Qualified XV                                         665,353.799                8.51           5,662,161
    Non-Qualified XVI                                        416,662.296                8.17           3,404,131
    Non-Qualified XVIII                                       51,426.657                8.08             415,527
    Non-Qualified XIX                                        442,137.016                8.11           3,585,731
                                                          --------------                           -------------
                                                          11,479,581.629                           $ 146,420,473
                                                          ==============                           =============

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
    Non-Qualified V                                          424,020.409       $       12.83       $   5,440,182
    Non-Qualified V (0.75)                                   733,179.043               13.28           9,736,618
    Non-Qualified VII                                      2,620,006.788               17.54          45,954,919
    Non-Qualified VIII                                       587,469.554               11.66           6,849,895
    Non-Qualified IX                                           9,053.810               12.65             114,531
    Non-Qualified X                                           16,200.041               12.83             207,847
    Non-Qualified XII                                         12,915.092                8.02             103,579
    Non-Qualified XIII                                     1,714,740.719                6.30          10,802,867
    Non-Qualified XIV                                      1,513,916.283                6.23           9,431,698
    Non-Qualified XV                                         531,767.553                6.20           3,296,959
    Non-Qualified XVI                                        678,024.059                4.78           3,240,955
    Non-Qualified XVII                                           336.432               13.23               4,451
    Non-Qualified XVIII                                      101,766.189                4.73             481,354
    Non-Qualified XIX                                        529,193.848                4.75           2,513,671
                                                          --------------                           -------------
                                                           9,472,589.820                           $  98,179,526
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME
Currently payable annuity contracts:                                                               $   1,217,405
Contracts in accumulation period:
    Non-Qualified VII                                      1,611,770.135       $        9.53          15,360,169
    Non-Qualified VIII                                       389,529.941                8.59           3,346,062
    Non-Qualified XIII                                       893,039.712                6.59           5,885,132
    Non-Qualified XIV                                        908,261.072                6.51           5,912,780
    Non-Qualified XV                                         390,975.879                6.46           2,525,704
    Non-Qualified XVI                                        102,212.069                7.51             767,613
    Non-Qualified XVIII                                       55,374.736                7.43             411,434
    Non-Qualified XIX                                        138,088.943                7.46           1,030,144
                                                          --------------                           -------------
                                                           4,489,252.487                           $  36,456,443
                                                          ==============                           =============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
    Non-Qualified V                                           41,583.740       $        9.51       $     395,461
    Non-Qualified V (0.75)                                   183,724.044                9.84           1,807,845
    Non-Qualified VII                                        392,647.462               10.42           4,091,387
    Non-Qualified VIII                                        35,340.601                8.88             313,825
    Non-Qualified IX                                             837.068                9.37               7,843
    Non-Qualified XII                                             60.449                6.85                 414
                                                          --------------                           -------------
                                                             654,193.364                           $   6,616,775
                                                          ==============                           =============

FIDELITY(R) VIP ASSET MANAGER(SM)
Contracts in accumulation period:
    Non-Qualified VII                                        593,741.050       $       15.71       $   9,327,672
    Non-Qualified VIII                                       133,917.999               13.13           1,758,343
                                                          --------------                           -------------
                                                             727,659.049                           $  11,086,015
                                                          ==============                           =============

FIDELITY(R) VIP CONTRAFUND(R)
Contracts in accumulation period:
    Non-Qualified V                                          368,355.545       $       17.33       $   6,383,602
    Non-Qualified V (0.75)                                   690,400.658               17.93          12,378,884
    Non-Qualified VII                                      3,334,536.314               19.08          63,622,953
    Non-Qualified VIII                                       590,671.796               15.35           9,066,812
    Non-Qualified IX                                          24,256.016               17.08             414,293
    Non-Qualified X                                           18,503.380               17.33             320,664
    Non-Qualified XII                                         19,242.185               10.00             192,422
    Non-Qualified XIII                                     2,018,021.570                9.36          18,888,682
    Non-Qualified XIV                                      2,369,433.895                9.23          21,869,875
    Non-Qualified XV                                         842,282.760                9.17           7,723,733
    Non-Qualified XVI                                        267,452.170                7.29           1,949,726
    Non-Qualified XVII                                         5,100.638               19.81             101,044
    Non-Qualified XVIII                                       79,561.408                7.22             574,433
    Non-Qualified XIX                                        281,388.712                7.24           2,037,254
    Non-Qualified XX                                           2,694.843               17.33              46,702
                                                          --------------                           -------------
                                                          10,911,901.890                           $ 145,571,079
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
FIDELITY(R) VIP INDEX 500
Contracts in accumulation period:
    Non-Qualified VII                                      3,363,853.383       $       16.04       $  53,956,208
    Non-Qualified VIII                                       761,472.493               13.44          10,234,190
                                                          --------------                           -------------
                                                           4,125,325.876                           $  64,190,398
                                                          ==============                           =============

FIDELITY(R) VIP INVESTMENT GRADE BOND
Contracts in accumulation period:
    Non-Qualified VII                                        186,316.058       $       15.49       $   2,886,036
    Non-Qualified VIII                                           281.071               15.17               4,264
                                                          --------------                           -------------
                                                             186,597.129                           $   2,890,300
                                                          ==============                           =============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
    Non-Qualified V                                           19,632.225       $        9.22       $     181,009
    Non-Qualified V (0.75)                                    19,783.954                9.29             183,793
                                                          --------------                           -------------
                                                              39,416.179                           $     364,802
                                                          ==============                           =============

ING GET FUND - SERIES D
Contracts in accumulation period:
    Non-Qualified V                                        1,438,091.944       $       10.15       $  14,596,633
    Non-Qualified V (0.75)                                   903,871.339               10.37           9,373,146
    Non-Qualified VII                                      3,071,344.110               10.08          30,959,149
    Non-Qualified VIII                                     1,556,538.084               10.16          15,814,427
    Non-Qualified IX                                             306.257               10.04               3,075
    Non-Qualified X                                          134,431.816               10.15           1,364,483
    Non-Qualified XIII                                     1,316,941.837               10.28          13,538,162
    Non-Qualified XIV                                      1,414,759.922               10.15          14,359,813
    Non-Qualified XV                                         365,594.021               10.09           3,688,844
                                                          --------------                           -------------
                                                          10,201,879.330                           $ 103,697,732
                                                          ==============                           =============

ING GET FUND - SERIES E
Contracts in accumulation period:
    Non-Qualified V                                        1,401,276.150       $       10.32       $  14,461,170
    Non-Qualified V (0.75)                                   181,392.356               10.51           1,906,434
    Non-Qualified VII                                      2,888,646.116               10.18          29,406,417
    Non-Qualified VIII                                       370,683.850               10.23           3,792,096
    Non-Qualified X                                          106,195.475               10.33           1,096,999
    Non-Qualified XIII                                     8,419,319.065               10.34          87,055,759
    Non-Qualified XIV                                      7,556,647.083               10.23          77,304,500
    Non-Qualified XV                                       6,028,823.299               10.18          61,373,421
                                                          --------------                           -------------
                                                          26,952,983.394                           $ 276,396,796
                                                          ==============                           =============

ING GET FUND - SERIES G
Contracts in accumulation period:
    Non-Qualified V                                          155,561.048       $       10.24       $   1,592,945
    Non-Qualified V (0.75)                                   160,536.151               10.41           1,671,181

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING GET FUND - SERIES G (CONTINUED)
    Non-Qualified VII                                      2,096,429.634       $       10.11       $  21,194,904
    Non-Qualified VIII                                       268,123.792               10.16           2,724,138
    Non-Qualified X                                           11,531.076               10.25             118,194
    Non-Qualified XIII                                     4,441,901.240               10.26          45,573,907
    Non-Qualified XIV                                      6,066,389.974               10.16          61,634,522
    Non-Qualified XV                                       2,904,738.963               10.11          29,366,911
                                                          --------------                           -------------
                                                          16,105,211.878                           $ 163,876,702
                                                          ==============                           =============

ING GET FUND - SERIES H
Contracts in accumulation period:
    Non-Qualified V                                           88,397.575       $       10.31       $     911,379
    Non-Qualified V (0.75)                                    49,236.815               10.46             515,017
    Non-Qualified VII                                      1,241,029.239               10.18          12,633,678
    Non-Qualified VIII                                        98,421.437               10.23           1,006,851
    Non-Qualified IX                                             430.483               10.23               4,404
    Non-Qualified X                                              989.734               10.31              10,204
    Non-Qualified XIII                                     4,103,205.698               10.32          42,345,083
    Non-Qualified XIV                                      4,210,476.009               10.23          43,073,170
    Non-Qualified XV                                       2,073,012.107               10.18          21,103,263
                                                          --------------                           -------------
                                                          11,865,199.097                           $ 121,603,049
                                                          ==============                           =============

ING GET FUND - SERIES I
Contracts in accumulation period:
    Non-Qualified VII                                        346,004.672       $       10.10       $   3,494,647
    Non-Qualified VIII                                        27,192.295               10.15             276,002
    Non-Qualified XIII                                     2,619,267.030               10.23          26,795,102
    Non-Qualified XIV                                      3,163,705.087               10.15          32,111,607
    Non-Qualified XV                                       2,118,944.962               10.10          21,401,344
                                                          --------------                           -------------
                                                           8,275,114.046                           $  84,078,702
                                                          ==============                           =============

ING GET FUND - SERIES J
Contracts in accumulation period:
    Non-Qualified VII                                        197,504.225       $       10.05       $   1,984,917
    Non-Qualified VIII                                        36,671.736               10.09             370,018
    Non-Qualified XIII                                     1,932,011.749               10.17          19,648,559
    Non-Qualified XIV                                      3,119,385.286               10.09          31,474,598
    Non-Qualified XV                                       1,827,477.880               10.05          18,366,153
                                                          --------------                           -------------
                                                           7,113,050.876                           $  71,844,245
                                                          ==============                           =============

ING GET FUND - SERIES K
Contracts in accumulation period:
    Non-Qualified VII                                         73,297.874       $       10.13       $     742,507
    Non-Qualified VIII                                         4,919.630               10.17              50,033
    Non-Qualified XIII                                     1,382,151.705               10.24          14,153,233
    Non-Qualified XIV                                      1,605,395.953               10.17          16,326,877
    Non-Qualified XV                                         869,098.605               10.13           8,803,969
    Non-Qualified XVI                                      1,584,792.554               10.09          15,990,557

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING GET FUND - SERIES K (CONTINUED)
    Non-Qualified XVIII                                    1,116,196.526       $        9.99       $  11,150,803
    Non-Qualified XIX                                      1,401,405.466               10.02          14,042,083
                                                          --------------                           -------------
                                                           8,037,258.313                           $  81,260,062
                                                          ==============                           =============

ING GET FUND - SERIES L
Contracts in accumulation period:
    Non-Qualified VII                                         92,268.385       $       10.00       $     922,684
    Non-Qualified VIII                                        28,661.448               10.03             287,474
    Non-Qualified XIII                                     1,400,377.299               10.09          14,129,807
    Non-Qualified XIV                                        882,418.325               10.03           8,850,656
    Non-Qualified XV                                         785,079.376               10.00           7,850,794
    Non-Qualified XVI                                      1,879,134.201                9.99          18,772,551
    Non-Qualified XVIII                                    1,020,237.568                9.89          10,090,150
    Non-Qualified XIX                                      1,446,615.975                9.92          14,350,430
                                                          --------------                           -------------
                                                           7,534,792.577                           $  75,254,546
                                                          ==============                           =============

ING GET FUND - SERIES M
Contracts in accumulation period:
    Non-Qualified VII                                        186,412.625       $       10.00       $   1,864,126
    Non-Qualified VIII                                        17,605.832               10.02             176,410
    Non-Qualified XIII                                     1,492,510.501               10.08          15,044,506
    Non-Qualified XIV                                      1,434,017.677               10.02          14,368,857
    Non-Qualified XV                                         705,761.298               10.00           7,057,613
    Non-Qualified XVI                                      3,827,410.385                9.99          38,235,830
    Non-Qualified XVIII                                    1,775,880.501                9.91          17,598,976
    Non-Qualified XIX                                      2,118,307.184                9.93          21,034,790
                                                          --------------                           -------------
                                                          11,557,906.003                           $ 115,381,108
                                                          ==============                           =============

ING GET FUND - SERIES N
Contracts in accumulation period:
    Non-Qualified VII                                        459,369.278       $       10.05       $   4,616,661
    Non-Qualified VIII                                         2,237.858               10.07              22,535
    Non-Qualified XIII                                     1,205,119.919               10.12          12,195,814
    Non-Qualified XIV                                        848,334.273               10.07           8,542,726
    Non-Qualified XV                                         533,675.137               10.05           5,363,435
    Non-Qualified XVI                                      3,034,794.505               10.04          30,469,337
    Non-Qualified XVIII                                    1,030,556.991                9.97          10,274,653
    Non-Qualified XIX                                      1,867,681.749                9.99          18,658,141
                                                          --------------                           -------------
                                                           8,981,769.710                           $  90,143,302
                                                          ==============                           =============

ING GET FUND - SERIES P
Contracts in accumulation period:
    Non-Qualified VII                                        515,693.266       $        9.95       $   5,131,148
    Non-Qualified VIII                                        54,056.942                9.97             538,948
    Non-Qualified XIII                                       988,745.270               10.01           9,897,340
    Non-Qualified XIV                                        597,369.796                9.97           5,955,777
    Non-Qualified XV                                         401,832.774                9.95           3,998,236

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING GET FUND - SERIES P (CONTINUED)
    Non-Qualified XVI                                      2,173,193.416       $        9.95       $  21,623,274
    Non-Qualified XVIII                                    1,588,963.354                9.89          15,714,848
    Non-Qualified XIX                                      1,359,653.242                9.91          13,474,164
                                                          --------------                           -------------
                                                           7,679,508.060                           $  76,333,735
                                                          ==============                           =============

ING GET FUND - SERIES Q
Contracts in accumulation period:
    Non-Qualified VII                                        255,562.411       $       10.05       $   2,568,402
    Non-Qualified VIII                                        28,688.221               10.07             288,890
    Non-Qualified XIII                                       831,795.799               10.10           8,401,138
    Non-Qualified XIV                                        528,587.177               10.07           5,322,873
    Non-Qualified XV                                         197,153.922               10.05           1,981,397
    Non-Qualified XVI                                      1,577,133.032               10.04          15,834,416
    Non-Qualified XVIII                                      560,993.401               10.00           5,609,934
    Non-Qualified XIX                                      1,480,370.543               10.01          14,818,509
                                                          --------------                           -------------
                                                           5,460,284.506                           $  54,825,559
                                                          ==============                           =============

ING GET FUND - SERIES R
Contracts in accumulation period:
    Non-Qualified VII                                        116,201.136       $       10.10       $   1,173,631
    Non-Qualified VIII                                        31,906.082               10.12             322,890
    Non-Qualified XIII                                       874,285.963               10.14           8,865,260
    Non-Qualified XIV                                        365,660.994               10.12           3,700,489
    Non-Qualified XV                                         101,169.656               10.10           1,021,814
    Non-Qualified XVI                                      1,142,979.457               10.10          11,544,093
    Non-Qualified XVIII                                      364,760.117               10.06           3,669,487
    Non-Qualified XIX                                      1,315,350.494               10.08          13,258,733
                                                          --------------                           -------------
                                                           4,312,313.899                           $  43,556,397
                                                          ==============                           =============

ING GET FUND - SERIES S
Contracts in accumulation period:
    Non-Qualified V                                           25,318.365       $       10.06       $     254,703
    Non-Qualified V (0.75)                                   363,762.474               10.08           3,666,726
    Non-Qualified VII                                        443,770.184               10.04           4,455,453
    Non-Qualified VIII                                       146,702.345               10.05           1,474,359
    Non-Qualified XII                                          1,863.085               10.08              18,780
    Non-Qualified XIII                                       666,365.791               10.07           6,710,304
    Non-Qualified XIV                                        430,412.940               10.05           4,325,650
    Non-Qualified XV                                         181,463.051               10.04           1,821,889
    Non-Qualified XVI                                      1,153,141.624               10.04          11,577,542
    Non-Qualified XVIII                                      533,195.480               10.01           5,337,287
    Non-Qualified XIX                                      1,388,294.852               10.02          13,910,714
                                                          --------------                           -------------
                                                           5,334,290.191                           $  53,553,407
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING GET FUND - SERIES T
Contracts in accumulation period:
    Non-Qualified VII                                        269,746.236       $       10.08       $   2,719,042
    Non-Qualified VIII                                        34,715.641               10.08             349,934
    Non-Qualified XIII                                       526,476.619               10.09           5,312,149
    Non-Qualified XIV                                        378,188.886               10.08           3,812,144
    Non-Qualified XV                                         121,313.226               10.08           1,222,837
    Non-Qualified XVI                                      1,082,294.692               10.08          10,909,530
    Non-Qualified XVIII                                      285,984.756               10.06           2,877,007
    Non-Qualified XIX                                      1,209,121.268               10.07          12,175,851
                                                           -------------                           -------------
                                                           3,907,841.324                           $  39,378,494
                                                           =============                           =============

ING GET FUND - SERIES U
Contracts in accumulation period:
    Non-Qualified VII                                          6,141.747       $       10.00       $      61,417
    Non-Qualified XIII                                         9,296.975               10.00              92,970
    Non-Qualified XIV                                         13,986.861               10.00             139,869
    Non-Qualified XIX                                         20,852.140                9.99             208,313
                                                           -------------                           -------------
                                                              50,277.723                           $     502,569
                                                           =============                           =============

ING VP BALANCED
Currently payable annuity contracts:                                                               $  35,523,696
Contracts in accumulation period:
    Non-Qualified V                                        1,483,863.331       $       20.25          30,048,232
    Non-Qualified V (0.75)                                   986,778.536               20.95          20,673,010
    Non-Qualified VI                                          20,703.131               17.07             353,402
    Non-Qualified VII                                      1,497,149.388               19.73          29,538,757
    Non-Qualified VIII                                       342,040.301               14.04           4,802,246
    Non-Qualified IX                                          14,551.892               19.96             290,456
    Non-Qualified X                                          226,170.671               20.53           4,643,284
    Non-Qualified XI                                           2,742.037               17.31              47,465
    Non-Qualified XII                                          4,113.357                9.93              40,846
    Non-Qualified XIII                                       993,956.078                9.66           9,601,616
    Non-Qualified XIV                                        701,902.194                9.53           6,689,128
    Non-Qualified XV                                         324,405.934                9.46           3,068,880
    Non-Qualified XVI                                        241,434.783                7.95           1,919,407
    Non-Qualified XVII                                            32.139               26.80                 861
    Non-Qualified XVIII                                       77,191.932                7.87             607,501
    Non-Qualified XIX                                        128,993.349                7.90           1,019,047
                                                           -------------                           -------------
                                                           7,046,029.053                           $ 148,867,834
                                                           =============                           =============

ING VP BOND
Currently payable annuity contracts:                                                               $  14,449,620
Contracts in accumulation period:
    Non-Qualified V                                          807,470.040       $       17.40          14,049,979
    Non-Qualified V (0.75)                                 1,401,270.288               18.01          25,236,878
    Non-Qualified VI                                          53,398.857               15.94             851,178
    Non-Qualified VII                                      2,475,953.642               16.96          41,992,174

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING VP BOND (CONTINUED)
    Non-Qualified VIII                                       624,874.822       $       14.52       $   9,073,182
    Non-Qualified IX                                          13,059.853               17.16             224,107
    Non-Qualified X                                          332,174.406               17.55           5,829,661
    Non-Qualified XI                                           1,199.932               16.08              19,295
    Non-Qualified XII                                          2,108.816               12.89              27,183
    Non-Qualified XIII                                     1,452,812.389               12.73          18,494,302
    Non-Qualified XIV                                      1,436,808.048               12.56          18,046,309
    Non-Qualified XV                                         534,744.241               12.48           6,673,608
    Non-Qualified XVI                                        473,229.681               11.98           5,669,292
    Non-Qualified XVIII                                       72,408.196               11.86             858,761
    Non-Qualified XIX                                        257,779.393               11.90           3,067,575
                                                          --------------                           -------------
                                                           9,939,292.604                           $ 164,563,104
                                                          ==============                           =============

ING VP MONEY MARKET
Currently payable annuity contracts:                                                               $   9,973,094
Contracts in accumulation period:
    Non-Qualified V                                        1,044,246.011       $       13.95          14,567,232
    Non-Qualified V (0.75)                                 2,039,090.716               14.44          29,444,470
    Non-Qualified VI                                          24,147.002               13.66             329,848
    Non-Qualified VII                                      6,600,977.927               13.75          90,763,446
    Non-Qualified VIII                                     1,031,857.646               12.51          12,908,539
    Non-Qualified IX                                           8,794.115               13.76             121,007
    Non-Qualified X                                          340,943.431               13.95           4,756,161
    Non-Qualified XII                                         16,459.213               11.70             192,573
    Non-Qualified XIII                                     3,154,101.390               11.59          36,556,035
    Non-Qualified XIV                                      2,724,200.692               11.44          31,164,856
    Non-Qualified XV                                       1,186,507.736               11.36          13,478,728
    Non-Qualified XVI                                        727,898.933               10.40           7,570,149
    Non-Qualified XVIII                                      207,159.936               10.30           2,133,747
    Non-Qualified XIX                                        832,127.163               10.33           8,595,874
                                                          --------------                           -------------
                                                          19,938,511.911                           $ 262,555,759
                                                          ==============                           =============

ING VP NATURAL RESOURCES
Contracts in accumulation period:
    Non-Qualified V                                           38,147.559       $       11.66       $     444,801
    Non-Qualified V (0.75)                                    20,936.663               12.07             252,706
    Non-Qualified VII                                         74,794.455               11.48             858,640
    Non-Qualified IX                                              32.032               11.50                 368
    Non-Qualified X                                              882.195               11.66              10,286
                                                          --------------                           -------------
                                                             134,792.904                           $   1,566,801
                                                          ==============                           =============

ING VP STRATEGIC ALLOCATION BALANCED
Currently payable annuity contracts:                                                               $   1,493,877
Contracts in accumulation period:
    Non-Qualified V                                           89,223.696       $       13.37           1,192,921
    Non-Qualified V (0.75)                                   145,424.762               13.84           2,012,679
    Non-Qualified VII                                        589,474.191               13.21           7,786,954

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED (CONTINUED)
    Non-Qualified VIII                                       139,965.786       $       12.03       $   1,683,788
    Non-Qualified X                                            9,897.430               13.63             134,902
    Non-Qualified XVII                                         2,852.790               13.63              38,884
                                                           -------------                           -------------
                                                             976,838.655                           $  14,344,005
                                                           =============                           =============

ING VP STRATEGIC ALLOCATION GROWTH
Currently payable annuity contracts:                                                               $     493,542
Contracts in accumulation period:
    Non-Qualified V                                           72,637.199       $       13.07             949,368
    Non-Qualified V (0.75)                                   151,275.388               13.52           2,045,243
    Non-Qualified VII                                        493,886.930               12.91           6,376,080
    Non-Qualified VIII                                        97,671.315               11.55           1,128,104
    Non-Qualified IX                                             670.338               12.88               8,634
    Non-Qualified X                                           19,199.436               13.33             255,928
                                                           -------------                           -------------
                                                             835,340.606                           $  11,256,899
                                                           =============                           =============

ING VP STRATEGIC ALLOCATION INCOME
Currently payable annuity contracts:                                                               $   3,142,767
Contracts in accumulation period:
    Non-Qualified V                                           88,782.076       $       14.02           1,244,725
    Non-Qualified V (0.75)                                    43,244.558               14.51             627,479
    Non-Qualified VII                                        798,445.513               13.86          11,066,455
    Non-Qualified VIII                                       283,367.875               12.99           3,680,949
    Non-Qualified X                                           22,791.065               14.30             325,912
                                                           -------------                           -------------
                                                           1,236,631.087                           $  20,088,287
                                                           =============                           =============

ING ALGER AGGRESSIVE GROWTH
Contracts in accumulation period:
    Non-Qualified V                                               69.605       $        7.31       $         509
    Non-Qualified V (0.75)                                    24,272.518                7.34             178,160
                                                           -------------                           -------------
                                                              24,342.123                           $     178,669
                                                           =============                           =============

ING ALGER GROWTH
Contracts in accumulation period:
    Non-Qualified V                                              169.817       $        7.24       $       1,229
    Non-Qualified V (0.75)                                     1,127.269                7.26               8,184
                                                           -------------                           -------------
                                                               1,297.086                           $       9,413
                                                           =============                           =============

ING AMERICAN CENTURY SMALL CAP VALUE
Contracts in accumulation period:
    Non-Qualified V                                            6,554.415       $        9.30       $      60,956
    Non-Qualified V (0.75)                                     9,661.639                8.11              78,356
    Non-Qualified XX                                           3,605.133                9.30              33,528
                                                           -------------                           -------------
                                                              19,821.187                           $     172,840
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING BARON SMALL CAP GROWTH
Contracts in accumulation period:
    Non-Qualified V                                            6,056.996       $        9.68       $      58,632
    Non-Qualified V (0.75)                                    13,543.464                8.72             118,099
    Non-Qualified XX                                           1,709.418                9.68              16,547
                                                           -------------                           -------------
                                                              21,309.878                           $     193,278
                                                           =============                           =============

ING GOLDMAN SACHS(R) CAPITAL GROWTH
Contracts in accumulation period:
    Non-Qualified V (0.75)                                     1,589.626       $        8.07       $      12,828
    Non-Qualified XII                                            652.397                8.07               5,265
                                                           -------------                           -------------
                                                               2,242.023                           $      18,093
                                                           =============                           =============

ING JPMORGAN FLEMING INTERNATIONAL
Currently payable annuity contracts:                                                               $     725,145
Contracts in accumulation period:
    Non-Qualified V                                          216,774.890       $       15.27           3,310,153
    Non-Qualified V (0.75)                                   200,628.910               15.80           3,169,937
    Non-Qualified VII                                        191,333.958                8.39           1,605,292
    Non-Qualified VIII                                        68,657.317                8.45             580,154
    Non-Qualified IX                                           3,903.746               15.05              58,751
    Non-Qualified X                                            1,614.188               15.27              24,649
    Non-Qualified XIII                                       868,695.784                6.79           5,898,444
    Non-Qualified XIV                                        567,196.378                6.70           3,800,216
    Non-Qualified XV                                         399,227.648                6.65           2,654,864
    Non-Qualified XVI                                        289,603.614                5.68           1,644,949
    Non-Qualified XVIII                                       10,991.066                5.62              61,770
    Non-Qualified XIX                                         90,376.964                5.64             509,726
                                                           -------------                           -------------
                                                           2,909,004.463                           $  24,044,050
                                                           =============                           =============

ING JPMORGAN MID CAP VALUE
Contracts in accumulation period:
    Non-Qualified V                                              525.287       $        9.17       $       4,817
    Non-Qualified V (0.75)                                     8,924.783                9.20              82,108
                                                           -------------                           -------------
                                                               9,450.070                           $      86,925
                                                           =============                           =============
ING MFS CAPITAL OPPORTUNITIES
Currently payable annuity contracts:                                                               $   2,524,031
Contracts in accumulation period:
    Non-Qualified V                                          249,445.381       $       18.73           4,672,112
    Non-Qualified V (0.75)                                   180,680.003               19.38           3,501,578
    Non-Qualified VII                                        846,006.622                8.84           7,478,699
    Non-Qualified VIII                                       243,400.894                8.91           2,168,702
    Non-Qualified IX                                           3,746.424               18.46              69,159
    Non-Qualified X                                            9,460.209               18.73             177,190
    Non-Qualified XII                                            268.795                7.61               2,046
    Non-Qualified XIII                                       760,838.627                7.23           5,500,863
    Non-Qualified XIV                                        775,399.104                7.14           5,536,350

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES (CONTINUED)
    Non-Qualified XV                                         201,250.408       $        7.09       $   1,426,865
    Non-Qualified XVI                                        288,029.971                4.49           1,293,255
    Non-Qualified XVII                                           373.914               20.94               7,830
    Non-Qualified XVIII                                      114,024.815                4.44             506,270
    Non-Qualified XIX                                        196,376.005                4.46             875,837
                                                           -------------                           -------------
                                                           3,869,301.172                           $  35,740,787
                                                           =============                           =============

ING MFS GLOBAL GROWTH
Contracts in accumulation period:
    Non-Qualified V                                              114.677       $        8.32       $         954
    Non-Qualified V (0.75)                                        53.670                8.35                 448
                                                           -------------                           -------------
                                                                 168.347                           $       1,402
                                                           =============                           =============

ING MFS RESEARCH
Contracts in accumulation period:
    Non-Qualified V                                          300,020.696       $       10.37       $   3,111,215
    Non-Qualified V (0.75)                                   226,503.440               10.73           2,430,382
    Non-Qualified VI                                          15,681.895                8.78             137,687
    Non-Qualified VII                                      2,125,862.279               10.20          21,683,795
    Non-Qualified VIII                                       356,088.081                7.05           2,510,421
    Non-Qualified IX                                          11,475.529               10.22             117,280
    Non-Qualified X                                          121,245.136               10.37           1,257,312
    Non-Qualified XI                                           1,302.911                8.78              11,440
    Non-Qualified XIII                                       358,336.776                6.85           2,454,607
    Non-Qualified XIV                                        619,493.614                6.76           4,187,777
    Non-Qualified XV                                         179,084.071                6.72           1,203,445
    Non-Qualified XVI                                        151,905.555                5.04             765,604
    Non-Qualified XVIII                                       38,140.149                4.98             189,938
    Non-Qualified XIX                                        121,587.728                5.00             607,939
                                                           -------------                           -------------
                                                           4,626,727.860                           $  40,668,842
                                                           =============                           =============

ING OPCAP BALANCED VALUE
Contracts in accumulation period:
    Non-Qualified V                                            1,003.030       $        8.34       $       8,365
    Non-Qualified XII                                            821.815                8.37               6,879
                                                           -------------                           -------------
                                                               1,824.845                           $      15,244
                                                           =============                           =============

ING PIMCO TOTAL RETURN
Contracts in accumulation period:
    Non-Qualified V                                           25,282.897       $       10.72       $     271,033
    Non-Qualified V (0.75)                                    69,178.707               10.75             743,671
    Non-Qualified IX                                          17,742.566               10.70             189,845
    Non-Qualified XII                                            676.412               10.75               7,271
    Non-Qualified XX                                           5,896.283               10.72              63,208
                                                           -------------                           -------------
                                                             118,776.865                           $   1,275,028
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH
Currently payable annuity contracts:                                                               $     992,675
Contracts in accumulation period:
    Non-Qualified V                                          353,914.829       $        9.64           3,411,739
    Non-Qualified V (0.75)                                   337,984.906                9.97           3,369,710
    Non-Qualified VII                                      2,842,989.175                9.24          26,269,220
    Non-Qualified VIII                                       393,580.696                6.31           2,483,494
    Non-Qualified IX                                           6,741.530                9.50              64,045
    Non-Qualified X                                            9,980.736                9.64              96,214
    Non-Qualified XII                                          2,174.834                5.45              11,853
    Non-Qualified XIII                                       688,421.610                5.19           3,572,908
    Non-Qualified XIV                                        836,352.565                5.12           4,282,125
    Non-Qualified XV                                         250,907.607                5.09           1,277,120
    Non-Qualified XVI                                        108,235.112                3.58             387,482
    Non-Qualified XVII                                           380.139                9.70               3,687
    Non-Qualified XVIII                                       58,907.037                3.54             208,531
    Non-Qualified XIX                                        162,542.564                3.55             577,026
                                                           -------------                           -------------
                                                           6,053,113.340                           $  47,007,829
                                                           =============                           =============

ING SALOMON BROTHERS CAPITAL
Contracts in accumulation period:
    Non-Qualified V (0.75)                                       654.575       $        7.69       $       5,034
                                                           -------------                           -------------
                                                                 654.575                           $       5,034
                                                           =============                           =============

ING SALOMON BROTHERS INVESTORS VALUE
Contracts in accumulation period:
    Non-Qualified V                                            1,834.938       $        7.82       $      14,349
                                                           -------------                           -------------
                                                               1,834.938                           $      14,349
                                                           =============                           =============

ING T. ROWE PRICE GROWTH EQUITY
Currently payable annuity contracts:                                                               $   2,345,236
Contracts in accumulation period:
    Non-Qualified V                                          192,649.640       $       14.54           2,801,126
    Non-Qualified V (0.75)                                   242,809.642               15.04           3,651,857
    Non-Qualified VII                                      2,520,654.151               18.37          46,304,417
    Non-Qualified VIII                                       234,754.639               13.36           3,136,322
    Non-Qualified IX                                           5,444.907               14.33              78,026
    Non-Qualified X                                            6,422.007               14.54              93,376
    Non-Qualified XII                                          1,681.613                8.90              14,966
    Non-Qualified XVII                                         1,011.823               17.06              17,262
                                                           -------------                           -------------
                                                           3,205,428.422                           $  58,442,588
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING UBS TACTICAL ASSET ALLOCATION
Contracts in accumulation period:
    Non-Qualified V                                               53.433       $        8.01       $         428
                                                          --------------                           -------------
                                                                  53.433                           $         428
                                                          ==============                           =============

ING VAN KAMPEN COMSTOCK
Contracts in accumulation period:
    Non-Qualified V                                           12,024.347       $        8.31       $      99,922
    Non-Qualified V (0.75)                                    26,015.863                8.34             216,972
    Non-Qualified XII                                            250.818                8.33               2,089
                                                          --------------                           -------------
                                                              38,291.028                           $     318,983
                                                          ==============                           =============

ING VP GROWTH AND INCOME
Currently payable annuity contracts:                                                               $  86,525,598
Contracts in accumulation period:
    Non-Qualified 1964                                           958.685       $      162.71             155,988
    Non-Qualified V                                        4,278,161.961               15.16          64,856,935
    Non-Qualified V (0.75)                                 7,378,211.382               15.69         115,764,137
    Non-Qualified VI                                       1,177,819.575               14.23          16,760,373
    Non-Qualified VII                                      4,488,575.286               15.02          67,418,401
    Non-Qualified VIII                                       892,956.523               10.10           9,018,861
    Non-Qualified IX                                          64,044.542               14.94             956,825
    Non-Qualified X                                        1,943,270.653               15.37          29,868,070
    Non-Qualified XI                                          30,716.608               14.43             443,241
    Non-Qualified XII                                         36,379.347                6.32             229,917
    Non-Qualified XIII                                     1,413,021.263                6.09           8,605,299
    Non-Qualified XIV                                      1,439,278.744                6.01           8,650,065
    Non-Qualified XV                                         490,461.079                5.97           2,928,053
    Non-Qualified XVI                                        217,038.958                5.33           1,156,818
    Non-Qualified XVII                                           205.889              152.21              31,338
    Non-Qualified XVIII                                       77,342.947                5.28             408,371
    Non-Qualified XIX                                        141,086.356                5.30             747,758
    Non-Qualified XX                                          94,985.088               15.16           1,439,974
                                                          --------------                           -------------
                                                          24,164,514.886                           $ 415,966,022
                                                          ==============                           =============

ING VP GROWTH
Currently payable annuity contracts:                                                               $   2,631,186
Contracts in accumulation period:
    Non-Qualified V                                           84,932.756       $       10.49             890,945
    Non-Qualified V (0.75)                                   558,745.766               10.80           6,034,454
    Non-Qualified VII                                        573,852.673               10.40           5,968,068
    Non-Qualified VIII                                       234,214.218               10.49           2,456,907
    Non-Qualified IX                                           1,843.949               10.34              19,066
    Non-Qualified XII                                          2,598.937                6.72              17,465
    Non-Qualified XIII                                       744,202.893                6.22           4,628,942
    Non-Qualified XIV                                        640,933.606                6.13           3,928,923

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING VP GROWTH (CONTINUED)
    Non-Qualified XV                                         122,600.479       $        6.09       $     746,637
    Non-Qualified XVI                                        121,103.308                4.04             489,257
    Non-Qualified XVIII                                       12,355.061                4.00              49,420
    Non-Qualified XIX                                        105,967.306                4.01             424,929
                                                          --------------                           -------------
                                                           3,203,350.952                           $  28,286,199
                                                          ==============                           =============

ING VP INDEX PLUS LARGECAP
Currently payable annuity contracts:                                                               $  31,910,797
Contracts in accumulation period:
    Non-Qualified V                                          288,486.014       $       13.63           3,932,064
    Non-Qualified V (0.75)                                   999,688.403               14.07          14,065,616
    Non-Qualified VII                                      1,883,337.515               13.49          25,406,223
    Non-Qualified VIII                                       635,456.372               13.39           8,508,761
    Non-Qualified IX                                          20,458.132               13.44             274,957
    Non-Qualified XII                                         15,082.003                8.20             123,672
    Non-Qualified XIII                                     3,628,670.916                7.87          28,557,640
    Non-Qualified XIV                                      3,014,920.796                7.77          23,425,935
    Non-Qualified XV                                       1,263,502.914                7.71           9,741,607
    Non-Qualified XVI                                        675,425.261                5.93           4,005,272
    Non-Qualified XVII                                            53.946               13.87                 748
    Non-Qualified XVIII                                      220,224.676                5.86           1,290,517
    Non-Qualified XIX                                        539,612.055                5.88           3,172,919
                                                          --------------                           -------------
                                                          13,184,919.003                           $ 154,416,728
                                                          ==============                           =============
ING VP INDEX PLUS MIDCAP
Contracts in accumulation period:
    Non-Qualified V                                          138,190.533       $       12.48       $   1,724,618
    Non-Qualified V (0.75)                                   757,291.244               12.78           9,678,182
    Non-Qualified IX                                          10,079.041               12.33             124,275
    Non-Qualified XII                                         18,708.753               13.31             249,014
    Non-Qualified XVII                                           253.199               13.22               3,347
                                                          --------------                           -------------
                                                             924,522.770                           $  11,779,436
                                                          ==============                           =============

ING VP INDEX PLUS SMALLCAP
Contracts in accumulation period:
    Non-Qualified V                                          128,310.022       $        9.07       $   1,163,772
    Non-Qualified V (0.75)                                   328,141.058                9.28           3,045,149
    Non-Qualified IX                                           6,481.411                8.96              58,073
    Non-Qualified XII                                            753.745                9.99               7,530
                                                          --------------                           -------------
                                                             463,686.236                           $   4,274,524
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO - CLASS R
Currently payable annuity contracts:                                                               $     376,495
Contracts in accumulation period:
    Non-Qualified V                                            6,875.696       $        6.25              42,973
    Non-Qualified V (0.75)                                    59,835.340                6.40             382,946
    Non-Qualified VII                                         98,804.174                6.20             612,586
    Non-Qualified VIII                                        34,502.077                6.25             215,638
    Non-Qualified XIII                                       273,415.239                5.93           1,621,352
    Non-Qualified XIV                                        174,150.116                5.85           1,018,778
    Non-Qualified XV                                          61,382.639                5.81             356,633
    Non-Qualified XVI                                         71,157.557                4.74             337,287
    Non-Qualified XVIII                                        5,585.598                4.69              26,196
    Non-Qualified XIX                                         50,411.975                4.70             236,936
                                                           -------------                           -------------
                                                             836,120.411                           $   5,227,820
                                                           =============                           =============

ING VP SMALL COMPANY
Currently payable annuity contracts:                                                               $   3,881,973
Contracts in accumulation period:
    Non-Qualified V                                           49,493.214       $       14.46             715,672
    Non-Qualified V (0.75)                                   362,103.959               14.88           5,388,107
    Non-Qualified VII                                      1,032,724.107               14.33          14,798,936
    Non-Qualified VIII                                       286,772.659               14.45           4,143,865
    Non-Qualified IX                                           1,379.067               14.25              19,652
    Non-Qualified XII                                         35,405.059               10.27             363,610
    Non-Qualified XIII                                     1,077,682.721               10.04          10,819,935
    Non-Qualified XIV                                        617,860.717                9.91           6,123,000
    Non-Qualified XV                                         200,547.557                9.84           1,973,388
    Non-Qualified XVI                                        339,071.983                7.16           2,427,755
    Non-Qualified XVII                                         2,960.186               10.78              31,911
    Non-Qualified XVIII                                       36,061.563                7.09             255,676
    Non-Qualified XIX                                        170,804.473                7.11           1,214,420
                                                           -------------                           -------------
                                                           4,212,867.265                           $  52,157,900
                                                           =============                           =============

ING VP TECHNOLOGY
Contracts in accumulation period:
    Non-Qualified V                                          240,058.230       $        2.57       $     616,950
    Non-Qualified V (0.75)                                   470,065.068                2.61           1,226,870
    Non-Qualified VII                                        476,267.450                2.56           1,219,245
    Non-Qualified VIII                                        61,729.892                2.57             158,646
    Non-Qualified IX                                          17,615.456                2.55              44,919
    Non-Qualified X                                            1,784.761                2.59               4,623
    Non-Qualified XII                                          3,512.025                2.60               9,131
    Non-Qualified XIII                                       588,646.420                2.59           1,524,594
    Non-Qualified XIV                                        381,817.732                2.57             981,272
    Non-Qualified XV                                          55,830.093                2.56             142,925
    Non-Qualified XVI                                        125,466.581                2.67             334,996
    Non-Qualified XVIII                                       22,239.898                2.65              58,936
    Non-Qualified XIX                                         90,584.798                2.66             240,956
                                                           -------------                           -------------
                                                           2,535,618.404                           $   6,564,063
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
    Non-Qualified V                                           66,506.128       $       13.44       $     893,842
    Non-Qualified V (0.75)                                   246,272.709               13.84           3,408,414
    Non-Qualified VII                                        760,213.853               13.32          10,126,049
    Non-Qualified VIII                                       171,772.473               13.44           2,308,622
    Non-Qualified IX                                           1,697.542               13.25              22,492
    Non-Qualified XII                                         25,733.010                9.36             240,861
    Non-Qualified XVII                                            68.291               10.32                 705
                                                           -------------                           -------------
                                                           1,272,264.006                           $  17,000,985
                                                           =============                           =============

ING VP EMERGING MARKETS
Contracts in accumulation period:
    Non-Qualified VII                                        102,697.805       $        6.32       $     649,050
                                                           -------------                           -------------
                                                             102,697.805                           $     649,050
                                                           =============                           =============

ING VP GROWTH OPPORTUNITIES - CLASS R
Contracts in accumulation period:
    Non-Qualified V                                           63,828.994       $        6.02       $     384,251
                                                           -------------                           -------------
                                                              63,828.994                           $     384,251
                                                           =============                           =============

ING VP GROWTH OPPORTUNITIES - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                        10,587.862       $        5.43       $      57,492
    Non-Qualified XIV                                          2,346.431                5.40              12,671
    Non-Qualified XV                                           1,383.401                5.38               7,443
    Non-Qualified XVI                                          6,241.577                5.38              33,580
    Non-Qualified XVIII                                        1,028.483                5.34               5,492
    Non-Qualified XIX                                          1,596.215                5.35               8,540
                                                           -------------                           -------------
                                                              23,183.969                           $     125,218
                                                           =============                           =============

ING VP INTERNATIONAL VALUE
Contracts in accumulation period:
    Non-Qualified V                                            5,855.824       $        8.83       $      51,707
    Non-Qualified V (0.75)                                    34,787.430                8.03             279,343
    Non-Qualified IX                                           4,254.293                7.95              33,822
    Non-Qualified XII                                            963.184                8.03               7,734
    Non-Qualified XX                                           3,553.474                8.83              31,377
                                                           -------------                           -------------
                                                              49,414.205                           $     403,983
                                                           =============                           =============

ING VP MAGNACAP - CLASS R
Contracts in accumulation period:
    Non-Qualified V (0.75)                                     3,912.983       $        6.85       $      26,804
                                                           -------------                           -------------
                                                               3,912.983                           $      26,804
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                            ----------------------------------------------------
ING VP MAGNACAP - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                        35,550.671       $        7.12       $     253,121
    Non-Qualified XIV                                         18,913.322                7.08             133,906
    Non-Qualified XV                                           1,231.619                7.07               8,708
    Non-Qualified XVI                                          7,235.436                7.06              51,082
    Non-Qualified XVIII                                        3,338.428                7.01              23,402
    Non-Qualified XIX                                          2,778.145                7.02              19,503
                                                             -----------                           -------------
                                                              69,047.621                           $     489,722
                                                             ===========                           =============

ING VP MIDCAP OPPORTUNITIES - CLASS R
Contracts in accumulation period:
    Non-Qualified V                                               31.666       $        6.92       $         219
    Non-Qualified V (0.75)                                    10,442.470                6.97              72,784
    Non-Qualified IX                                             449.133                6.89               3,095
                                                             -----------                           -------------
                                                              10,923.269                           $      76,098
                                                             ===========                           =============

ING VP MIDCAP OPPORTUNITIES - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                       120,170.564       $        6.21       $     746,259
    Non-Qualified XIV                                        138,997.470                6.18             859,004
    Non-Qualified XV                                          26,454.022                6.17             163,221
    Non-Qualified XVI                                         78,501.188                6.16             483,567
    Non-Qualified XVIII                                        7,014.780                6.11              42,860
    Non-Qualified XIX                                         47,024.353                6.13             288,259
                                                             -----------                           -------------
                                                             418,162.377                           $   2,583,170
                                                             ===========                           =============
ING VP SMALLCAP OPPORTUNITIES - CLASS R
Contracts in accumulation period:
    Non-Qualified V                                            8,679.356       $        4.98       $      43,223
    Non-Qualified V (0.75)                                     3,032.308                5.02              15,222
                                                             -----------                           -------------
                                                              11,711.664                           $      58,445
                                                             ===========                           =============

ING VP SMALLCAP OPPORTUNITIES - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                       117,668.602       $        4.73       $     556,572
    Non-Qualified XIV                                        101,824.267                4.71             479,592
    Non-Qualified XV                                          56,605.761                4.70             266,047
    Non-Qualified XVI                                         49,256.630                4.69             231,014
    Non-Qualified XVIII                                       11,288.326                4.66              52,604
    Non-Qualified XIX                                         39,805.483                4.67             185,892
                                                             -----------                           -------------
                                                             376,449.069                           $   1,771,721
                                                             ===========                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
JANUS ASPEN AGGRESSIVE GROWTH
Contracts in accumulation period:
    Non-Qualified V                                          566,617.723       $       13.03       $   7,383,029
    Non-Qualified V (0.75)                                   858,374.479               13.49          11,579,472
    Non-Qualified VII                                      1,563,268.522               12.94          20,228,695
    Non-Qualified VIII                                       357,735.529                9.03           3,230,352
    Non-Qualified IX                                          21,634.844               12.85             278,008
    Non-Qualified X                                           27,926.793               13.03             363,886
    Non-Qualified XII                                          4,662.942                7.58              35,345
    Non-Qualified XIII                                     1,964,782.621                7.13          14,008,900
    Non-Qualified XIV                                      1,696,306.388                7.03          11,925,034
    Non-Qualified XV                                         657,391.909                6.98           4,588,596
    Non-Qualified XVI                                        555,397.758                2.96           1,643,977
    Non-Qualified XVII                                         1,630.686               15.64              25,504
    Non-Qualified XVIII                                      278,823.059                2.92             814,163
    Non-Qualified XIX                                        385,034.113                2.93           1,128,150
                                                          --------------                           -------------
                                                           8,939,587.366                           $  77,233,111
                                                          ==============                           =============

JANUS ASPEN BALANCED
Contracts in accumulation period:
    Non-Qualified V                                          555,951.615       $       20.89       $  11,613,829
    Non-Qualified V (0.75)                                   630,340.005               21.62          13,627,951
    Non-Qualified VII                                      2,369,859.609               23.08          54,696,360
    Non-Qualified VIII                                       673,359.597               18.46          12,430,218
    Non-Qualified IX                                           7,450.766               20.60             153,486
    Non-Qualified X                                           23,295.212               20.89             486,637
    Non-Qualified XII                                         21,381.782               12.32             263,424
    Non-Qualified XIII                                     3,258,034.827               11.64          37,923,525
    Non-Qualified XIV                                      3,601,528.948               11.48          41,345,552
    Non-Qualified XV                                       1,255,265.952               11.41          14,322,585
    Non-Qualified XVI                                        678,471.836                8.44           5,726,302
    Non-Qualified XVII                                            41.959               21.30                 894
    Non-Qualified XVIII                                      144,444.286                8.35           1,206,110
    Non-Qualified XIX                                        472,317.742                8.38           3,958,023
    Non-Qualified XX                                           3,375.393               20.89              70,512
                                                          --------------                           -------------
                                                          13,695,119.529                           $ 197,825,408
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
JANUS ASPEN FLEXIBLE INCOME
Contracts in accumulation period:
    Non-Qualified V                                          171,615.702       $       18.96       $   3,253,834
    Non-Qualified V (0.75)                                   231,891.054               19.62           4,549,702
    Non-Qualified VII                                        908,267.435               18.71          16,993,684
    Non-Qualified VIII                                       212,109.882               15.73           3,336,488
    Non-Qualified IX                                           3,310.389               18.69              61,871
    Non-Qualified X                                            8,977.805               18.96             170,219
    Non-Qualified XII                                          1,937.840               12.85              24,901
    Non-Qualified XVII                                            54.245               19.34               1,049
                                                          --------------                           -------------
                                                           1,538,164.352                           $  28,391,748
                                                          ==============                           =============

JANUS ASPEN GROWTH PORTFOLIO
Currently payable annuity contracts:                                                               $   6,363,719
Contracts in accumulation period:
    Non-Qualified V                                          338,648.733       $       13.37           4,527,734
    Non-Qualified V (0.75)                                   565,225.869               13.83           7,817,074
    Non-Qualified VII                                      1,698,475.232               15.78          26,801,939
    Non-Qualified VIII                                       346,669.873               11.30           3,917,370
    Non-Qualified IX                                           6,850.744               13.18              90,293
    Non-Qualified X                                           22,475.711               13.37             300,500
    Non-Qualified XII                                         10,427.083                7.53              78,516
    Non-Qualified XIII                                     2,342,509.576                7.16          16,772,369
    Non-Qualified XIV                                      3,015,362.805                7.07          21,318,615
    Non-Qualified XV                                         983,466.889                7.02           6,903,938
    Non-Qualified XVI                                        327,789.685                4.46           1,461,942
    Non-Qualified XVII                                           616.632               14.84               9,151
    Non-Qualified XVIII                                      129,992.688                4.42             574,568
    Non-Qualified XIX                                        353,241.795                4.43           1,564,861
                                                          --------------                           -------------
                                                          10,141,753.315                           $  98,502,589
                                                          ==============                           =============

JANUS ASPEN WORLDWIDE GROWTH
Currently payable annuity contracts:                                                               $   7,329,540
Contracts in accumulation period:
    Non-Qualified V                                          609,558.631       $       16.25           9,905,328
    Non-Qualified V (0.75)                                 1,211,566.461               16.82          20,378,548
    Non-Qualified VII                                      4,329,391.897               18.21          78,838,226
    Non-Qualified VIII                                       816,356.134               13.23          10,800,392
    Non-Qualified IX                                          23,370.570               16.02             374,397
    Non-Qualified X                                           26,438.976               16.25             429,633
    Non-Qualified XII                                         25,670.941                7.90             202,800
    Non-Qualified XIII                                     3,739,036.827                7.39          27,631,482
    Non-Qualified XIV                                      3,645,285.344                7.29          26,574,130
    Non-Qualified XV                                       1,076,133.408                7.24           7,791,206
    Non-Qualified XVI                                        771,583.143                4.81           3,711,315
    Non-Qualified XVII                                         2,202.702               18.46              40,662
    Non-Qualified XVIII                                      194,741.283                4.76             926,969
    Non-Qualified XIX                                        699,890.190                4.78           3,345,475
                                                          --------------                           -------------
                                                          17,171,226.507                           $ 198,280,103
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
JANUS ASPEN WORLDWIDE GROWTH (CONTINUED)
LORD ABBETT GROWTH AND INCOME
Contracts in accumulation period:
    Non-Qualified V                                           32,820.831       $        7.85       $     257,644
    Non-Qualified V (0.75)                                    20,716.722                7.91             163,869
                                                           -------------                           -------------
                                                              53,537.553                           $     421,513
                                                           =============                           =============

LORD ABBETT MID-CAP VALUE
Contracts in accumulation period:
    Non-Qualified V                                            5,655.376       $        9.87       $      55,819
    Non-Qualified V (0.75)                                    44,192.623                8.38             370,334
    Non-Qualified XX                                           4,843.782                9.87              47,808
                                                           -------------                           -------------
                                                              54,691.781                           $     473,961
                                                           =============                           =============

MFS (R) GLOBAL GOVERNMENTS
Contracts in accumulation period:
    Non-Qualified VII                                        190,603.352       $       11.92       $   2,271,992
    Non-Qualified VIII                                        37,246.397               12.04             448,447
                                                           -------------                           -------------
                                                             227,849.749                           $   2,720,439
                                                           =============                           =============

MFS(R) TOTAL RETURN
Contracts in accumulation period:
    Non-Qualified VII                                      2,066,374.204       $       15.51       $  32,049,464
    Non-Qualified VIII                                       475,213.219               15.67           7,446,591
    Non-Qualified XIII                                     1,138,016.463               11.13          12,666,123
    Non-Qualified XIV                                      1,935,084.719               10.98          21,247,230
    Non-Qualified XV                                         561,729.213               10.91           6,128,466
    Non-Qualified XVI                                        617,717.854                9.94           6,140,115
    Non-Qualified XVIII                                      143,894.186                9.83           1,414,480
    Non-Qualified XIX                                        469,356.259                9.87           4,632,546
                                                           -------------                           -------------
                                                           7,407,386.117                           $  91,725,015
                                                           =============                           =============

OPPENHEIMER AGGRESSIVE GROWTH
Currently payable annuity contracts:                                                               $     819,407
Contracts in accumulation period:
    Non-Qualified VII                                        645,050.621       $       10.34           6,669,823
    Non-Qualified VIII                                       228,735.970               10.43           2,385,716
    Non-Qualified XIII                                       566,444.270                7.29           4,129,379
    Non-Qualified XIV                                        653,599.318                7.19           4,699,379
    Non-Qualified XV                                         205,717.696                7.14           1,468,824
    Non-Qualified XVI                                        507,860.304                3.29           1,670,860

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (CONTINUED)
    Non-Qualified XVIII                                      375,412.433                3.26           1,223,845
    Non-Qualified XIX                                        263,903.806                3.27             862,965
                                                           -------------                           -------------
                                                           3,446,724.418                           $  23,930,198
                                                           =============                           =============

OPPENHEIMER GLOBAL SECURITIES
Contracts in accumulation period:
    Non-Qualified V                                          124,642.865       $       10.87       $   1,354,868
    Non-Qualified V (0.75)                                   294,074.348               11.13           3,273,047
    Non-Qualified VII                                        619,881.256               14.00           8,678,338
    Non-Qualified VIII                                       120,065.031               14.12           1,695,318
    Non-Qualified IX                                           3,483.077               10.74              37,408
    Non-Qualified XII                                         12,340.120               11.17             137,839
                                                           -------------                           -------------
                                                           1,174,486.697                           $  15,176,818
                                                           =============                           =============

OPPENHEIMER MAIN STREET GROWTH & INCOME
Currently payable annuity contracts:                                                               $   3,092,978
Contracts in accumulation period:
    Non-Qualified VII                                      1,627,170.955       $       10.10          16,434,427
    Non-Qualified VIII                                       567,565.104               10.19           5,783,488
    Non-Qualified XIII                                       825,724.271                7.08           5,846,128
    Non-Qualified XIV                                      1,503,686.572                6.98          10,495,732
    Non-Qualified XV                                         475,185.289                6.94           3,297,786
    Non-Qualified XVI                                        265,863.679                6.26           1,664,307
    Non-Qualified XVIII                                      106,267.399                6.20             658,858
    Non-Qualified XIX                                        245,483.133                6.22           1,526,905
                                                           -------------                           -------------
                                                           5,616,946.402                           $  48,800,609
                                                           =============                           =============

OPPENHEIMER STRATEGIC BOND
Currently payable annuity contracts:                                                               $   1,153,175
Contracts in accumulation period:
    Non-Qualified V                                           10,728.017       $       11.19             120,047
    Non-Qualified V (0.75)                                    53,130.525               11.46             608,876
    Non-Qualified VII                                        814,287.332               12.27           9,991,306
    Non-Qualified VIII                                       197,895.041               12.38           2,449,941
    Non-Qualified IX                                             151.867               11.06               1,680
    Non-Qualified XIII                                       535,396.772               11.24           6,017,860
    Non-Qualified XIV                                        629,245.584               11.09           6,978,334
    Non-Qualified XV                                         209,695.372               11.02           2,310,843
    Non-Qualified XVI                                        157,440.299               10.87           1,711,376
    Non-Qualified XVIII                                       28,772.871               10.76             309,596
    Non-Qualified XIX                                        100,170.989               10.80           1,081,847
                                                           -------------                           -------------
                                                           2,736,914.669                           $  32,734,881
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
PIONEER EQUITY INCOME VCT
Contracts in accumulation period:
    Non-Qualified V                                           13,107.385       $        7.99       $     104,728
    Non-Qualified V (0.75)                                     6,032.919                8.05              48,565
                                                           -------------                           -------------
                                                              19,140.304                           $     153,293
                                                           =============                           =============

PIONEER FUND VCT
Contracts in accumulation period:
    Non-Qualified V (0.75)                                       171.721       $        7.59       $       1,303
                                                           -------------                           -------------
                                                                 171.721                           $       1,303
                                                           =============                           =============

PIONEER MID CAP VALUE VCT
Contracts in accumulation period:
    Non-Qualified V                                            1,622.935       $        8.73       $      14,168
    Non-Qualified V (0.75)                                     1,847.373                8.80              16,257
                                                           -------------                           -------------
                                                               3,470.308                           $      30,425
                                                           =============                           =============

PRUDENTIAL JENNISON
Contracts in accumulation period:
    Non-Qualified XIII                                        17,204.028       $        6.07       $     104,428
    Non-Qualified XIV                                         42,520.383                6.04             256,823
    Non-Qualified XV                                           4,457.203                6.02              26,832
    Non-Qualified XVI                                            879.203                6.02               5,293
    Non-Qualified XVIII                                        1,484.914                5.97               8,865
    Non-Qualified XIX                                          4,124.459                5.99              24,706
                                                           -------------                           -------------
                                                              70,670.190                           $     426,947
                                                           =============                           =============

SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
    Non-Qualified XIII                                         9,143.351       $        5.76       $      52,666
    Non-Qualified XIV                                          7,304.232                5.73              41,853
    Non-Qualified XV                                           7,013.356                5.72              40,116
    Non-Qualified XVI                                          6,381.407                5.71              36,438
    Non-Qualified XVIII                                          211.729                5.67               1,201
    Non-Qualified XIX                                          7,317.637                5.68              41,564
                                                           -------------                           -------------
                                                              37,371.712                           $     213,838
                                                           =============                           =============

NON-QUALIFIED 1964     Individual Contracts issued from December 1, 1964 to
                       March 14, 1967.

NON-QUALIFIED V        Certain AetnaPlus Contracts issued in connection with
                       deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

NON-QUALIFIED V (0.75) Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

NON-QUALIFIED VI       Certain existing Contracts that were converted to ACES,
                       an administrative system (previously valued under Non-Qualified I).

NON-QUALIFIED VII      Certain individual and group Contracts issued as
                       non-qualified deferred annuity contracts or Individual individual retirement annuity Contracts issued since May
                       4, 1994.

NON-QUALIFIED VIII     Certain individual retirement annuity Contracts issued
                       since May 1, 1998.

NON-QUALIFIED IX       Group Aetna Plus Contracts assessing an administrative
                       expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

NON-QUALIFIED X        Group AetnaPlus contracts containing contractual limits
                       on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

NON-QUALIFIED XI       Certain Contracts, previously valued under Non-Qualified
                       VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

NON-QUALIFIED XIII     Certain individual retirement annuity Contracts issued
                       since October 1, 1998.

NON-QUALIFIED XIV      Certain individual retirement annuity Contracts issued
                       since September 1, 1998.

NON-QUALIFIED XV       Certain individual retirement annuity Contracts issued
                       since September 1, 1998.

NON-QUALIFIED XVI      Certain individual retirement annuity Contracts issued
                       since August 2000.

NON-QUALIFIED XVII     Group AetnaPlus contracts issued in connection with
                       deferred compensation plans having Contract modifications effective September 1, 1999.

NON-QUALIFIED XVIII    Certain individual retirement annuity Contracts issued
                       since September 2000.

NON-QUALIFIED XIX      Certain individual retirement annuity Contracts issued
                       since August 2000.

NON-QUALIFIED XX       Certain deferred compensation Contracts issued since
                       December 2002.

8. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
AIM VARIABLE INSURANCE
 FUNDS:
AIM V.I. Capital
 Appreciation
    2002                      2,233      $4.28 to $7.37     $   14,832               -      0.45% to 1.90%      -25.80% to -0.04%
    2001                      2,600      $5.77 to $9.84         23,509            7.71%     0.45% to 2.25%     -24.75% to -23.82%
    2000                      2,085      $7.67 to $12.95        25,987              *             *                    *

AIM V.I. Core Equity
    2002                      3,742      $5.14 to $7.67         29,940            0.30%     0.75% to 2.25%     -17.19% to -16.21%
    2001                      4,491      $6.21 to $9.17         42,858            0.05%     0.45% to 2.25%     -24.31% to -16.23%
    2000                      4,034      $8.20 to $12.00        49,823              *             *                    *

AIM V.I. Government
 Securities
    2002                      2,139     $11.65 to $12.36        25,997             2.67%    0.95% to 1.90%       0.07% to 8.01%
    2001                        819     $10.83 to $11.38         9,149             5.55%    0.50% to 1.90%       4.38% to 5.40%
    2000                         28     $10.38 to $10.80           295              *             *                    *

AIM V.I. Growth

    2002                      3,069      $3.34 to $5.09         14,946               -      0.75% to 1.90%     -32.29% to -31.49%
    2001                      3,912      $4.93 to $7.44         27,757            0.20%     0.45% to 2.25%     -35.18% to -34.38%
    2000                      3,321      $7.60 to $11.37        37,257              *             *                    *

AIM V.I. Premier Equity
    2002                      5,969      $5.16 to $6.91         41,327            0.29%     0.45% to 1.90%     -31.59% to -30.57%
    2001                      7,410      $7.54 to $10.00        74,008            2.16%     0.45% to 2.25%     -14.24% to -9.62%
    2000                      6,222      $8.79 to $11.55        73,350              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
THE ALGER AMERICAN FUND:
Alger American Balanced
    2002                        120         $21.40          $    2,576            1.69%         1.40%              -13.52%
    2001                        152         $24.74               3,765            3.07%     0.85% to 1.40%          -3.31%
    2000                        191         $25.59               4,888              *             *                    *

Alger American Income &
 Growth
    2002                        356         $17.31               6,167            0.64%         1.40%               -32.07%
    2001                        443         $25.49              11,279            6.98%     0.85% to 1.40%          -15.53%
    2000                        550         $30.17              16,586              *             *                    *

Alger American Leveraged
 AllCap
    2002                        327     $12.87 to $17.49         5,724            0.01%     1.25% to 1.40%     -34.84% to -34.74%
    2001                        388     $19.73 to $26.84        10,424            3.28%     0.85% to 1.40%     -17.11% to -16.99%
    2000                        481     $23.77 to $32.38        15,563              *             *                    *

ALLIANCE FUNDS:
Alliance Growth and Income
    2002                      2,855      $7.68 to $7.89         22,169            0.80%     0.95% to 1.90%     -23.53% to -22.79%
    2001                      2,791      $9.99 to $10.27        28,177            4.75%     0.50% to 1.90%      -1.56% to -0.60%
    2000                         88     $10.10 to $10.39           898              *             *                    *

Alliance Premier Growth
    2002                      1,333      $4.24 to $4.57          5,838               -      0.95% to 1.90%     -31.96% to -31.30%
    2001                      1,331      $6.20 to $6.69          8,532            6.31%     0.50% to 1.90%     -18.80% to -17.99%
    2000                        341      $7.60 to $8.20          2,687              *             *                    *

Alliance Quasar
    2002                        128      $4.91 to $5.55            684               -      0.95% to 1.90%     -33.07% to -32.42%
    2001                        116      $7.34 to $8.22            910            3.62%     0.50% to 1.90%     -14.43% to -13.59%
    2000                          9      $8.58 to $9.51             82              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
AMERICAN CENTURY(R) VP
 FUNDS:
American Century(R) VP
 Balanced
    2002                         96          $15.44         $    1,483            2.84%          1.40%             -10.82%
    2001                        118          $17.32              2,043            6.22%     0.85% to 1.40%          -4.90%
    2000                        147          $18.21              2,684              *             *                    *

American Century(R) VP
 International
    2002                        131     $10.68 to $11.74         1,539            0.83%     1.25% to 1.40%     -21.49% to -21.37%
    2001                        185     $13.59 to $14.95         2,759           10.20%     0.85% to 1.40%     -30.17% to -30.06%
    2000                        229     $19.43 to $21.41         4,905              *             *                    *

BRINSON SERIES FUNDS:
Brinson Series Tactical
 Allocation
    2002                      1,454      $6.19 to $6.83          9,725            0.55%     0.95% to 1.90%     -24.42% to -23.69%
    2001                      1,635      $8.20 to $8.94         14,334            7.95%     0.50% to 1.90%     -14.22% to -13.38%
    2000                      1,218     $9.56 to $10.33         12,509              *             *                    *

Calvert Social Balanced
    2002                        167     $9.61 to $17.86          1,775            2.79%     0.75% to 1.40%     -13.38% to -12.81%
    2001                        158     $11.09 to $20.48         1,959            4.91%     0.45% to 1.50%      -8.25% to -7.64%
    2000                        175     $12.09 to $22.18         2,514              *             *                    *

FEDERATED INSURANCE SERIES:
Federated American Leaders
    2002                      2,720     $13.39 to $18.56        50,539            1.17%     1.25% to 1.40%     -21.33% to -21.21%
    2001                      3,522     $16.99 to $23.59        83,193            2.06%     0.85% to 1.40%      -5.56% to -5.42%
    2000                      4,105     $17.97 to $24.98       102,586              *             *                    *

Federated Equity Income
    2002                      1,035          $9.83              10,264            2.11%     1.25% to 1.40%           -21.85%
    2001                      1,384          $12.58             17,476            1.97%     0.75% to 1.40%           -12.24%
    2000                      1,690          $14.33             24,264              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
FEDERATED INSURANCE SERIES
 (CONTINUED):
Federated Fund for US
 Government Securities
    2002                        826          $15.35         $   12,674            3.65%          1.40%               7.52%
    2001                        820          $14.28             11,702            3.90%     0.85% to 1.40%           5.53%
    2000                        823          $13.53             11,133                *           *                    *

Federated Growth Strategies
    2002                        764          $13.63             10,415               -           1.40%              -27.38%
    2001                      1,117          $18.77             20,974            1.68%     0.85% to 1.40%          -23.48%
    2000                      1,378          $24.53             33,809                *           *                    *

Federated High Income Bond
    2002                      1,236     $11.49 to $13.48        16,683           10.52%     1.25% to 1.40%       -0.03% to 0.12%
    2001                      1,548     $11.48 to $13.49        20,899           11.00%     0.85% to 1.40%       -0.04% to 0.10%
    2000                      1,959     $11.46 to $13.49        26,446              *             *                    *

Federated International
 Equity
    2002                        551     $10.03 to $10.85         6,024               -      1.25% to 1.40%     -23.84% to -23.73%
    2001                        767     $13.15 to $14.25        10,976           12.94%     0.85% to 1.40%     -30.42% to -30.31%
    2000                        978     $18.87 to $20.48        20,057              *             *                    *

Federated Prime Money
    2002                        583          $12.68              7,387            1.37%          1.40%                0%
    2001                        695          $12.68              8,812            3.44%     0.85% to 1.40%           2.28%
    2000                        702          $12.40              8,703              *             *                    *

Federated Utility
    2002                        653     $8.94 to $10.72          7,021            5.71%     1.25% to 1.40%     -25.01% to -24.90%
    2001                        923     $11.90 to $14.29        13,230            3.57%     0.85% to 1.40%     -14.94% to -14.81%
    2000                      1,149     $13.97 to $16.80        19,351              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND:
Fidelity(R) VIP
 Equity-Income
    2002                     11,480     $8.08 to $17.95     $  146,420            1.78%     0.75% to 1.90%     -18.53% to -17.57%
    2001                     12,170     $9.92 to $21.92        193,019            6.26%     0.45% to 1.90%      -6.77% to -5.67%
    2000                     10,395     $10.64 to $23.40       188,025              *             *                    *

Fidelity(R) VIP Growth
    2002                      9,473     $4.73 to $17.54         98,180            0.26%     0.45% to 1.90%     -31.44% to -30.42%
    2001                     10,633      $6.90 to 25.45        167,319            7.26%     0.45% to 1.90%     -19.23% to -18.23%
    2000                      9,467     $8.54 to $31.34        209,610              *             *                    *

Fidelity(R) VIP High Income
    2002                      4,489      $6.46 to $9.53         36,456           10.78%     0.95% to 2.25%       1.48% to 2.46%
    2001                      4,973      $6.34 to $9.34         39,385           13.71%     0.50% to 2.25%     -13.42% to -12.58%
    2000                      4,980     $7.28 to $10.74         45,512              *             *                    *

Fidelity(R) VIP Overseas
    2002                        654     $6.85 to $10.42          6,617            0.85%     0.75% to 1.50%     -21.47% to -20.88%
    2001                        770     $8.67 to $13.26          9,914           13.97%     0.45% to 1.50%     -22.35% to -21.76%
    2000                        872     $11.08 to $17.06        14,451              *             *                    *

FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND II:
Fidelity(R) VIP II ASSET
 MANAGER(SM)
    2002                        728     $13.13 to $15.71        11,086            4.06%     1.25% to 1.40%      -10.01% to -9.87%
    2001                        831     $14.57 to $17.45        14,094            6.08%     0.85% to 1.40%      -5.44% to -5.30%
    2000                        993     $15.39 to $18.46        17,821              *             *                    *

Fidelity(R) VIP II
 Contrafund(R)
    2002                     10,912     $7.22 to $19.81        145,571            0.86%     0.45% to 1.90%      -11.07% to 78.65%
    2001                     11,618     $8.12 to $21.96        173,999            3.56%     0.45% to 1.90%      -13.93% to -3.25%
    2000                     12,102     $9.43 to $24.67        216,963              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND II
 (CONTINUED):
Fidelity(R) VIP II Index 500
    2002                      4,125     $13.44 to $16.04    $   64,190            1.38%     1.25% to 1.40%     -23.34% to -23.22%
    2001                      4,961     $17.51 to $20.93       100,783            1.20%     0.85% to 1.40%     -13.34% to -13.21%
    2000                      5,672     $20.17 to $24.15       133,049              *             *                    *

Fidelity(R) VIP II
 Investment Grade Bond
    2002                        187     $15.17 to $15.49         2,890            4.05%     1.25% to 1.40%       8.80% to 8.96%
    2001                        217     $13.92 to $14.24         3,084            5.86%     0.85% to 1.40%       6.94% to 7.10%
    2000                        278     $13.00 to $13.32         3,700              *             *                    *

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST:
Franklin Small Cap Value
 Securities
    2002                         39      $9.22 to $9.29            365             ***      0.75% to 1.25%     -21.04% to -19.73%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING GET FUND:
ING GET Fund - Series D
    2002                     10,202     $10.04 to $10.37       103,698            4.34%     1.00% to 1.75%      -1.09% to -0.34%
    2001                     11,705     $10.15 to $10.40       119,943            1.44%     0.70% to 2.15%       0.22% to 0.98%
    2000                     12,726     $10.13 to $10.29       129,776              *             *                    *

ING GET Fund - Series E
    2002                     26,953     $10.18 to $10.51       276,397            4.02%     1.00% to 1.90%       2.11% to 3.05%
    2001                     29,973     $9.97 to $10.20        300,383            0.78%     1.00% to 2.40%      -1.12% to -0.21%
    2000                     33,010     $10.08 to $10.22       333,833              *             *                    *

ING GET Fund - Series G
    2002                     16,105     $10.11 to $10.41       163,877            3.84%     1.00% to 1.90%       2.97% to 3.92%
    2001                     17,381     $9.82 to $10.02        171,369            0.38%     1.00% to 2.40%      -0.52% to 0.40%
    2000                     18,850      $9.87 to $9.98        186,445              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING GET FUND (CONTINUED):
ING GET Fund - Series H
    2002                     11,865     $10.18 to $10.46    $  121,603            3.59%     1.00% to 1.90%      2.78% to 3.72%
    2001                     13,233     $9.91 to $10.01        131,686            0.47%     1.00% to 2.40%     -1.24% to -0.33%
    2000                     14,101     $10.03 to $10.12       141,764              *             *                    *

ING GET Fund - Series I
    2002                      8,275     $10.10 to $10.23        84,079            3.54%     1.45% to 1.90%      3.35% to 3.82%
    2001                      8,909      $9.78 to $9.86         87,402            0.25%     1.35% to 2.40%     -0.76% to -0.30%
    2000                      9,419      $9.85 to $9.89         92,929              *             *                    *

ING GET Fund - Series J
    2002                      7,113     $10.05 to $10.17        71,844            3.49%     1.45% to 1.90%      4.05% to 4.53%
    2001                      7,719      $9.66 to $9.73         74,801            0.18%     1.35% to 2.40%     -0.63% to -0.16%
    2000                      8,207      $9.72 to $9.75         79,872              *             *                    *

ING GET Fund - Series K
    2002                      8,037     $9.99 to $10.24         81,260            2.68%     1.45% to 2.40%      3.20% to 4.20%
    2001                      9,082      $9.68 to $9.82         88,558              -       1.35% to 2.40%     -3.19% to -2.24%
    2000                      9,357     $10.00 to $10.05        93,790              *             *                    *

ING GET Fund - Series L
    2002                      7,535     $9.89 to $10.09         75,255            0.05%     1.45% to 2.40%      0.22% to 1.20%
    2001                      8,101      $9.87 to $9.97         80,345            4.63%     1.35% to 2.40%     -1.53% to -0.46%
    2000                         58     $10.01 to $10.02           585              *             *                    *

ING GET Fund - Series M
    2002                     11,558     $9.91 to $10.08     $  115,381            0.03%     1.45% to 2.40%      1.12% to 2.10%
    2001                     12,531      $9.80 to $9.87        123,165              **      1.45% to 2.40%     -2.23% to -1.33%
    2000                         **            **                   **              **           **                   **

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING GET FUND (CONTINUED):
ING GET Fund - Series N
    2002                      8,982     $9.97 to $10.12     $   90,143            0.02%     1.45% to 2.40%     -2.77% to -1.82%
    2001                     10,181     $10.25 to $10.31       104,606              **            **                  **
    2000                         **            **                   **              **            **                  **

ING GET Fund - Series P
    2002                      7,680     $9.89 to $10.01         76,334            0.04%     1.45% to 2.40%     -1.16% to -0.20%
    2001                      8,288     $10.00 to $10.03        83,012              **            **                  **
    2000                         **            **                   **              **            **                  **

ING GET Fund - Series Q
    2002                      5,460     $10.00 to $10.10        54,826            3.81%     1.45% to 2.40%      0.00% to 0.97%
    2001                        162          $10.00              1,620              **            **                  **
    2000                         **            **                   **              **            **                  **

ING GET Fund - Series R
    2002                      4,312     $10.06 to $10.14        43,556             ***      1.45% to 2.40%      0.65% to 1.42%
    2001                        ***           ***                  ***             ***           ***                 ***
    2000                        ***           ***                  ***             ***           ***                 ***

ING GET Fund - Series S
    2002                      5,334     $10.01 to $10.08        53,553             ***      1.00% to 2.40%      0.14% to 0.87%
    2001                        ***           ***                  ***             ***           ***                 ***
    2000                        ***           ***                  ***             ***           ***                 ***

ING GET Fund - Series T
    2002                      3,908     $10.06 to $10.09        39,378             ***      1.45% to 2.40%      0.88% to 0.93%
    2001                        ***           ***                  ***             ***           ***                 ***
    2000                        ***           ***                  ***             ***           ***                 ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING GET FUND (CONTINUED):
ING GET Fund - Series U
    2002                         50     $9.99 to $10.00     $      503             ***      0.95% to 1.75%       -0.05% to 0.00%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING VP BALANCED
    2002                      7,046     $7.87 to $26.80        148,868            1.07%     0.45% to 2.25%     -12.01% to -10.71%
    2001                      8,277     $8.94 to $30.01        189,948            5.84%     0.45% to 2.25%       -6.04% to 0.46%
    2000                      8,309     $9.52 to $24.76        199,768              *             *                    *

ING VP BOND
    2002                      9,939     $11.86 to $18.01       164,563            3.25%     0.75% to 2.25%       6.28% to 7.53%
    2001                      9,525     $11.16 to $16.75       144,459            6.51%     0.45% to 2.25%       6.67% to 7.93%
    2000                      6,869     $10.46 to $15.52        99,490              *             *                    *

ING VP EMERGING MARKETS
    2002                        103          $6.32                 649               -          1.40%               -10.60%
    2001                        129          $7.08                 912           19.78%     0.85% to 1.40%          -11.68%
    2000                        157          $8.01               1,255              *             *                    *

ING VP MONEY MARKET
    2002                     19,939     $10.30 to $14.44       262,556            3.85%     0.75% to 2.25%      -0.31% to 0.86%
    2001                     22,423     $10.33 to $48.45       293,027            4.69%     0.45% to 2.25%       1.33% to 3.16%
    2000                     16,310     $10.13 to $13.88       211,809              *             *                    *

ING VP NATURAL RESOURCES
    2002                        135     $11.48 to $12.07         1,567            0.19%     0.75% to 1.50%      -3.56% to -2.83%
    2001                        166     $11.90 to $12.42         2,003            0.00%     0.45% to 1.50%     -17.19% to -16.57%
    2000                        193     $14.35 to $14.87         2,801              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING GENERATIONS PORTFOLIO,
 INC.:
ING VP Strategic Allocation
 Balanced
    2002                        977     $12.03 to $13.84    $   14,344            2.50%     0.45% to 1.40%      -10.81% to -9.94%
    2001                      1,082     $13.47 to $15.41        17,390            2.50%     0.45% to 2.25%      -8.30% to -7.65%
    2000                      1,232     $14.66 to $16.69        21,090              *             *                    *

ING VP Strategic Allocation
 Growth
    2002                        835     $11.55 to $13.52        11,257            1.75%     0.75% to 2.25%     -15.04% to -14.40%
    2001                        898     $13.56 to $15.80        13,876            1.59%     0.45% to 2.25%     -12.87% to -12.21%
    2000                      1,013     $15.52 to $18.00        17,520              *             *                    *

ING VP Strategic Allocation
 Income
    2002                      1,237     $12.99 to $14.51        20,088            3.32%     0.75% to 1.40%      -5.69% to -0.78%
    2001                      1,380     $10.79 to $15.29        23,347            4.36%     0.45% to 2.25%      -3.75% to -3.11%
    2000                      1,518     $11.13 to $15.77        26,191              *             *                    *

ING PARTNERS, INC.:
ING Alger Aggressive Growth
    2002                         24      $7.31 to $7.34            179             ***      0.75% to 1.25%      -8.53% to -0.37%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING Alger Growth
    2002                          1      $7.24 to $7.26              9             ***      0.75% to 1.25%      -23.21% to -6.63%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING American Century Small
 Cap Value
    2002                         20      $8.11 to $9.30            173             ***      0.75% to 1.25%      -19.84% to -1.82%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING PARTNERS, INC.
 (CONTINUED):
ING Baron Small Cap Growth
    2002                         21       $8.72 to $9.68    $      193             ***      0.75% to 1.25%     -12.61% to -1.83%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING Goldman Sachs Capital
 Growth
    2002                          2           $8.07                 18             ***      0.75% to 0.80%      -3.04% to -0.05%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING JPMorgan Fleming
 International
    2002                      2,909      $5.62 to $15.80        24,044            0.62%     0.75% to 1.90%     -19.64% to -18.69%
    2001                      2,892      $7.00 to $19.44        30,449           25.04%     0.45% to 2.25%     -28.33% to -27.48%
    2000                      2,451      $9.76 to $26.80        38,280              *             *                    *

ING JPMorgan Mid Cap Value
    2002                          9       $9.17 to $9.20            87            ***        0.75% to 1.25%       -8.51% to 0.47%
    2001                        ***            ***                 ***            ***            ***                  ***
    2000                        ***            ***                 ***            ***            ***                  ***

ING MFS Capital
 Opportunities
    2002                      3,869      $4.44 to $20.94        35,741               -      0.45% to 1.90%     -31.49% to -30.48%
    2001                      4,710      $6.49 to $30.11        62,832           19.25%     0.45% to 2.25%     -26.19% to -25.29%
    2000                      4,048      $8.79 to $40.30        78,233              *             *                    *

ING MFS Global Growth
    2002                          -       $8.32 to $8.35             1             ***       0.75% to 1.25%      -10.41% to -0.17%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING PARTNERS, INC.
 (CONTINUED):
ING MFS Research
    2002                      4,627     $4.98 to $10.73     $   40,669            0.20%     0.75% to 1.90%     -26.32% to -25.45%
    2001                      5,830     $6.77 to $14.39         69,394           20.49%     0.45% to 1.90%     -22.40% to -21.48%
    2000                      6,216     $8.71 to $18.33         97,910              *             *                    *

ING OpCap Balanced Value
 Portfolio
    2002                          2      $8.34 to $8.37             15             ***      0.80% to 1.25%       -0.14% to 5.35%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING PIMCO Total Return
 Portfolio
    2002                        119     $10.70 to $10.75         1,275             ***      0.75% to 1.50%       3.07% to 7.55%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING Salomon Brothers
 Aggressive Growth
    2002                      6,053      $3.54 to $9.97         47,008               -      0.45% to 1.90%     -36.54% to -35.60%
    2001                      7,478     $ 5.58 to $15.53        91,535            6.31%     0.45% to 2.25%     -26.64% to -25.74%
    2000                      8,010     $7.60 to $20.93        136,685              *             *                    *

ING Salomon Brothers
 Capital
    2002                          1          $7.69                   5             ***          0.75%                0.67%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING Salomon Brothers
 Investors Value
    2002                          2          $7.82                  14             ***          1.25%               -21.97%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING PARTNERS, INC.
 (CONTINUED):
ING T. Rowe Price Growth
 Equity
    2002                      3,205     $8.90 to $18.37     $   58,443            0.19%     0.45% to 1.50%     -24.44% to -23.64%
    2001                      3,768    $ 11.70 to $24.29        89,395           15.41%     0.45% to 2.25%     -11.56% to -10.85%
    2000                      4,250     $13.14 to $27.44       113,230              *             *                    *

ING UBS Tactical Asset
 Allocation
    2002                          -          $8.01                 428             ***           1.25%                0.33%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING Van Kampen Comstock
    2002                         38      $8.31 to $8.34            319             ***      0.75% to 1.25%      -18.72% to -2.95%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING VARIABLE FUNDS:
ING VP Growth and Income
    2002                     24,165     $5.28 to $162.71       415,966            0.84%     0.45% to 1.90%      -26.42% to 60.86%
    2001                     29,079     $7.17 to $219.66       663,646            0.60%     0.45% to 2.25%     -19.96% to -18.98%
    2000                     32,914     $8.96 to $272.61       928,210              *             *                    *

ING VARIABLE PORTFOLIOS,
 INC.:
ING VP Growth
    2002                      3,203     $4.00 to $10.80         28,286               -      0.75% to 1.90%     -30.30% to -29.47%
    2001                      4,148     $5.73 to $15.31         52,088           12.13%     0.45% to 2.25%     -28.45% to -27.61%
    2000                      4,705     $8.02 to $21.15         85,002              *             *                    *

ING VP Index Plus LargeCap
    2002                     13,185     $5.86 to $14.07        154,417            0.24%     0.45% to 2.25%      -23.02% to -21.88
    2001                     15,160     $7.62 to $18.06        224,762            4.07%     0.45% to 2.25%      -15.27% to -5.62%
    2000                     14,826     $8.99 to $21.06        261,795              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING VARIABLE PORTFOLIOS,
 INC. (CONTINUED):
ING VP Index Plus MidCap
    2002                        925    $12.33. to $13.31    $   11,779            0.50%     0.45% to 1.50%     -13.40% to -12.49%
    2001                        631     $14.24 to $15.26         9,214            6.54%     0.45% to 1.50%      -2.80% to 12.09%
    2000                        452     $14.50 to $15.59         6,733              *             *                    *

ING VP Index Plus SmallCap
    2002                        464      $8.96 to $9.99          4,275            0.19%     0.75% to 1.50%     -14.50% to -13.86%
    2001                        225     $10.48 to $11.60         2,411            3.71%     0.45% to 1.50%       0.87% to 1.64%
    2000                        104     $10.39 to $11.42         1,098              *             *                    *

ING VP International Equity
    2002                        836      $4.69 to $6.40          5,228            0.22%     0.75% to 1.90%     -28.07% to -27.23%
    2001                        954      $6.51 to $8.79          7,991            0.12%     0.45% to 2.25%     -25.34% to -24.45%
    2000                        863     $8.73 to $11.64          9,708              *             *                    *

ING VP Small Company
    2002                      4,213     $7.09 to $14.88         52,158            0.52%     0.45% to 1.90%     -24.69% to -23.57%
    2001                      3,814     $9.41 to $19.53         62,576            3.89%     0.45% to 2.25%       0.50% to 3.22%
    2000                      2,815     $9.22 to $18.92         47,270              *             *                    *

ING VP Technology
    2002                      2,536      $2.55 to $2.67          6,564               -       0.75% to 1.90%     -42.40% to -41.72%
    2001                      2,631      $4.42 to $4.62         11,745               -       0.45% to 1.90%      -24.42 to -23.54%
    2000                      1,680      $5.82 to $6.09          9,833              *             *                    *

ING VP Value Opportunity
    2002                      1,272     $9.36 to $13.84         17,001            0.44%     0.45% to 1.50%     -27.07% to -26.30%
    2001                      1,441     $12.75 to $18.83        26,362            5.21%     0.45% to 1.50%      -10.97% to 0.58%
    2000                        963     $14.22 to $20.99        19,710              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING VARIABLE PRODUCTS TRUST:
ING VP Growth
 Opportunities - Class R
    2002                         64           $6.02         $      384             ***           1.25%              -27.19%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING VP Growth
 Opportunities - Class S
    2002                         23       $5.34 to $5.43           125               -      0.95% to 1.90%     -32.71% to -28.88%
    2001                         18       $7.95 to $8.00           141              **      0.95% to 1.90%      -20.95% to -5.87%
    2000                         **             **                  **              **            **                   **

ING VP International Value
    2002                         49       $7.95 to $8.83           404             ***      0.75% to 1.50%     -19.18% to -1.19%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING VP MagnaCap - Class R
    2002                          4           $6.85                 27             ***           0.75%              -21.38%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING VP MagnaCap - Class S
    2002                         69       $7.01 to $7.12           490            0.95%     0.95% to 1.90%     -25.77% to -23.73%
    2001                         46       $9.28 to $9.34           431              **      0.95% to 1.90%      -5.87% to 0.00%
    2000                         **             **                  **              **            **                   **

ING VP MidCap
 Opportunities - Class R
    2002                         11       $6.89 to $6.97            76             ***      0.75% to 1.50%     -20.85% to -9.47%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING VARIABLE PRODUCTS TRUST
 (CONTINUED):
ING VP MidCap
 Opportunities - Class S
    2002                        418       $6.11 to $6.21    $    2,583               -      0.95% to 1.90%     -27.40% to -26.70
    2001                        102       $8.42 to $8.48           865              **      0.95% to 1.90%     -16.75% to -10.14%
    2000                         **             **                  **              **            **                   **

ING VP SmallCap
 Opportunities - Class R
    2002                         12       $4.98 to $5.02            58             ***      0.75% to 1.25%      -33.20% to -9.70%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING VP SmallCap
 Opportunities - Class S
    2002                        376       $4.66 to $4.73         1,772               -      0.95% to 1.90%     -44.82% to -44.28%
    2001                        151       $8.44 to $8.50         1,280              **      0.95% to 1.90%     -24.98% to -12.33%
    2000                         **             **                  **              **            **                   **

JANUS ASPEN SERIES:
Janus Aspen Aggressive
 Growth
    2002                      8,940      $2.92 to $15.64        77,233               -      0.45% to 1.90%     -29.31% to -28.26%
    2001                     11,480      $4.14 to $21.80       141,806               -      0.45% to 1.90%     -40.61% to -39.88%
    2000                     12,172      $6.97 to $36.27       274,462              *             *                    *

Janus Aspen Balanced
    2002                     13,695      $8.35 to $23.08       197,825            2.41%     0.45% to 1.90%      -8.22% to 109.99%
    2001                     15,239      $9.10 to $25.02       240,241            2.63%     0.45% to 1.90%      -6.53% to -5.42%
    2000                     13,985      $9.73 to $26.63       244,144              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
JANUS ASPEN SERIES
 (CONTINUED):
Janus Aspen Flexible
 Income
    2002                      1,538     $12.85 to $19.62    $   28,392            4.45%     0.45% to 1.50%       8.83% to 9.98%
    2001                      1,415     $11.72 to $17.89        23,940            5.95%     0.45% to 1.50%      -0.78% to 6.93%
    2000                      1,182     $10.97 to $16.73        18,730              *             *                    *

Janus Aspen Growth
    2002                     10,142     $4.42 to $15.78         98,503               -      0.45% to 1.90%     -27.91% to -26.84%
    2001                     13,150     $6.13 to $21.78        176,779            0.26%     0.45% to 2.25%     -26.17% to -25.27%
    2000                     14,324     $8.30 to $29.34        267,653              *             *                    *

Janus Aspen Worldwide
 Growth
    2002                     17,171     $4.76 to $18.46        198,280            0.84%     0.45% to 1.90%     -26.92% to -25.84%
    2001                     20,979     $6.51 to $24.89        331,396            0.44%     0.45% to 2.25%     -23.92% to -22.98%
    2000                     21,842     $8.56 to $32.41        483,863              *             *                    *

LORD ABBETT FUNDS:
Lord Abbett Growth and
 Income Portfolio
    2002                         54      $7.85 to $7.91            422             ***      0.75% to 1.25%     -17.45% to -15.55%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

Lord Abbett Mid-Cap Value
    2002                         55      $8.38 to $9.87            474             ***      0.75% to 1.25%      -13.36% to 1.56%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

MFS(R) FUNDS:
MFS(R) Global Governments
    2002                        228     $11.92 to $12.04         2,720            2.91%     1.25% to 1.40%       6.89% to 7.05%
    2001                        156     $11.15 to $11.25         1,742            3.89%     0.85% to 1.40%       3.28% to 3.44%
    2000                        142     $10.80 to $10.87         1,537              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
MFS(R) FUNDS (CONTINUED):
MFS(R) Total ReturN
    2002                      7,407     $9.83 to $15.67     $   91,725            1.74%     0.95% to 1.90%      -6.97% to -6.07%
    2001                      7,002     $10.57 to $16.73        93,910            5.19%     0.50% to 1.90%      -1.67% to -0.70%
    2000                      4,368     $10.75 to $16.90        63,398              *             *                    *

OPPENHEIMER VARIABLE
 ACCOUNT FUNDS:
Oppenheimer Aggressive
 Growth
    2002                      3,447     $3.26 to $10.43         23,930            0.67%     0.95% to 1.90%     -29.17% to -28.48%
    2001                      4,063     $4.60 to $14.62         40,449           15.39%     0.50% to 2.25%     -32.58% to -31.92%
    2000                      3,454     $6.82 to $21.54         57,052              *             *                    *

Oppenheimer Global
 Securities
    2002                      1,174     $10.74 to $14.12        15,177            0.57%     0.75% to 1.50%     -23.30% to -22.72%
    2001                        977     $14.01 to $18.36        16,403           12.79%     0.75% to 1.50%     -13.36% to -12.70%
    2000                        881     $16.17 to $21.14        17,260              *             *                    *
Oppenheimer Main Street
 Growth & Income
    2002                      5,617     $6.20 to $10.19         48,801            0.77%     0.95% to 2.25%     -20.34% to -19.57%
    2001                      6,141     $7.78 to $12.71         65,709            0.53%     0.50% to 2.25%     -11.87% to -11.02%
    2000                      5,613     $8.83 to $14.33         67,652              *             *                    *

Oppenheimer Strategic Bond
    2002                      2,737     $10.76 to $12.38        32,735            7.25%     0.75% to 2.25%       5.40% to 6.64%
    2001                      2,585     $10.21 to $11.67        28,892            6.16%     0.50% to 2.25%       2.84% to 4.06%
    2000                      2,144     $9.93 to $11.27         23,335              *             *                    *

PIONEER VARIABLE CONTRACTS
 TRUST:
Pioneer Equity Income VCT
    2002                         19      $7.99 to $8.05            153             ***      0.75% to 1.25%     -17.35% to -16.32%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
PIONEER VARIABLE CONTRACTS
 TRUST (CONTINUED):
Pioneer Fund VCT
    2002                          -           $7.59         $        1             ***           0.75%               0.06%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

Pioneer Mid Cap Value VCT
    2002                          3       $8.73 to $8.80            30             ***      0.75% to 1.25%     -17.31% to -16.24%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

PRUDENTIAL SERIES FUND,
 INC.:
Prudential Jennison
    2002                         71       $5.97 to $6.07           427               -      0.95% to 1.90%     -32.48% to -31.82%
    2001                         81       $8.84 to $8.90           724              **      0.95% to 1.90%       -3.52% to 9.12%
    2000                         **             **                  **              **          **                     **
                                                                                                                       *
SP Jennison International
 Growth
    2002                         37       $5.67 to $5.76           214               -      0.95% to 1.90%     -24.30% to -21.53%
    2001                          8      $ 7.49 to $7.52            59              **      0.95% to 1.90%      -19.54% to 4.42%
    2000                         **             **                  **              **            **                   **

*    Not provided for 2000.
** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
*** As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented.

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a)  Financial Statements:
          (1)  Included in Part A:
               Condensed Financial Information
          (2)  Included in Part B:
               Financial Statements of Variable Annuity Account B:
               -    Report of Independent Auditors
               -    Statement of Assets and Liabilities as of December 31, 2002
               -    Statement of Operations for the year ended December 31, 2002
               -    Statements of Changes in Net Assets for the years ended
                    December 31, 2002 and 2001
               -    Notes to Financial Statements
               Financial Statements of ING Life Insurance and Annuity Company:
               -    Reports of Independent Auditors
               -    Consolidated Income Statements for the years ended
                    December 31, 2002 and 2001, one month ended December 31,
                    2000, and eleven months ended November 30, 2000
               -    Consolidated Balance Sheets as of December 31, 2002 and 2001
               -    Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 2002 and 2001, one month
                    ended December 31, 2000, and eleven months ended November
                    30, 2000
               -    Consolidated Statements of Cash Flows for the years ended
                    December 31, 2002 and 2001, one month ended December 31,
                    2000, and eleven months ended November 30, 2000
               -    Notes to Consolidated Financial Statements
     (b)  Exhibits
          (1)       Resolution establishing Variable Annuity Account B(1)
          (2)       Not applicable
          (3.1)     Broker-Dealer Agreement(2)
          (3.2)     Alternative Form of Wholesaling Agreement and Related
                    Selling Agreement(3)
          (3.3)     Broker-Dealer Agreement dated June 7, 2000 between Aetna
                    Life Insurance and Annuity Company and Aetna Investment
                    Services, Inc. (AISI) and Letter of Assignment to AISI(4)
          (3.4)     Underwriting Agreement dated November 17, 2000 between Aetna
                    Life Insurance and Annuity Company and Aetna Investment
                    Services, LLC(4)
          (4.1)     Variable Annuity Contract (A050SP96)(5)
          (4.2)     Variable Annuity Contract (A050SP99)(6)
          (4.3)     Endorsement SPIAE99 to Variable Annuity Contract A050SP99(6)
          (4.4)     Endorsement SPIAE-01 to Variable Annuity Contract
                    A050SP99(7)
          (4.5)     Endorsement SPIAEVW99 to Variable Annuity Contract
                    A050SP99(6)

          (4.6)     Endorsement SPIAEW99 to Variable Annuity Contract
                    A050SP99(6)
          (4.7)     Endorsement SPIAEVPG99 to Variable Annuity Contract
                    A050SP99(6)
          (4.8)     Endorsement SPIAEVMI-01 to Variable Annuity Contract
                    A050SP99(7)
          (4.9)     Endorsement E401SP96 to Variable Annuity Contract
                    A050SP99(6)
          (4.10)    Endorsement E403SP96 to Variable Annuity Contract
                    A050SP99(6)
          (4.11)    Endorsement SPIA457-99 to Variable Annuity Contract
                    A050SP99(6)
          (4.12)    Variable Annuity Contract (SPIA(GR)99)(6)
          (4.13)    Variable Annuity Contract Certificate (SPIA(GR)-99CERT)(6)
          (4.14)    Endorsement SPIAE(GR)99 to Variable Annuity Contract
                    SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
          (4.15)    Endorsement SPIAEVW(GR)99 to Variable Annuity Contract
                    SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
          (4.16)    Endorsement SPIAEW(GR)99 to Variable Annuity Contract
                    SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
          (4.17)    Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract
                    SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
          (4.18)    Endorsement SPIAE401(GR)99 to Variable Annuity Contract
                    SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
          (4.19)    Endorsement SPIAE403(GR)99 to Variable Annuity Contract
                    SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
          (4.20)    Endorsement SPIAE457(GR)99 to Variable Annuity Contract
                    SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
          (4.21)    Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract
                    SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
          (4.22)    Endorsement EEGTRRA-HEG(01) to Variable Annuity Contract
                    SPIA(GR)99 and Certificate SPIA(GR)99CERT(8)
          (4.23)    Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name
                    change(9)
          (5.1)     Variable Annuity Contract Information Form (121665)(6)
          (5.2)     Variable Annuity Contract Information Form (121665)for New
                    York(6)
          (6.1)     Restated Certificate of Incorporation (amended and restated
                    as of January 1, 2002) of ING Life Insurance and Annuity
                    Company (formerly Aetna Life Insurance and Annuity
                    Company)(10)
          (6.2)     By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and
                    Annuity Company)(10)
          (7)       Not applicable
          (8.1)     Fund Participation Agreement dated June 30, 1998 by and
                    among AIM Variable Insurance Funds, Inc., A I M
                    Distributors, Inc. and Aetna Life Insurance and Annuity
                    Company(11)
          (8.2)     Amendment No. 1 dated October 1, 2000 to Participation
                    Agreement dated June 30, 1998 by and among AIM Variable
                    Insurance Funds (formerly AIM Variable Insurance Funds,
                    Inc.), A I M Distributors, Inc. and Aetna Life Insurance and
                    Annuity Company(12)

          (8.3) First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(12)
          (8.4) Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(11)
          (8.5) First Amendment dated October 1, 2000 to the Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(4)
          (8.6) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(2)
          (8.7) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(13)
          (8.8) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(14)
          (8.9) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(15)
          (8.10) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(15)

          (8.11) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(12)
          (8.12) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
          (8.13) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(13)
          (8.14) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(15)
          (8.15) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(15)
          (8.16) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(16)

          (8.17) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(17)
          (8.18) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(18)
          (8.19) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997
                    between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
          (8.20) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and
                    May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(14)
          (8.21) Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(19)
          (8.22) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(17)
          (8.23) Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(13)
          (8.24) Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(20)
          (8.25) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(13)
          (8.26) Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(14)
          (8.27) Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(21)

          (8.28)    Letter Agreement dated December 7, 2001 between Janus and
                    Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(9)
          (8.29)    Service Agreement dated December 8, 1997 between Janus
                    Capital Corporation and Aetna Life Insurance and Annuity
                    Company(19)
          (8.30)    First Amendment dated as of August 1, 2000 to Service
                    Agreement dated December 8, 1997 between Janus Capital
                    Corporation and Aetna Life Insurance and Annuity Company(21)
          (8.31)    Distribution and Shareholder Services Agreement - Service
                    Shares of Janus Aspen Series (for Insurance Companies) dated
                    August 1, 2000 between Janus Distributors, Inc. and Aetna
                    Life Insurance and Annuity Company(21)
          (8.32)    Letter Agreement dated October 19, 2001 between Janus and
                    Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder
                    Service Agreement except with a new effective date of March
                    28, 2002(9)
          (8.33)    Fund Participation Agreement dated March 11, 1997 between
                    Aetna Life Insurance and Annuity Company and Oppenheimer
                    Variable Annuity Account Funds and Oppenheimer Funds,
                    Inc.(22)
          (8.34)    First Amendment dated December 1, 1999 to Fund Participation
                    Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account
                    Funds and Oppenheimer Funds, Inc.(14)
          (8.35)    Service Agreement effective as of March 11, 1997 between
                    Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                    Company(22)
          (8.36)    Participation Agreement dated as of November 28, 2001 among
                    Portfolio Partners, Inc., Aetna Life Insurance and Annuity
                    Company and Aetna Investment Services, LLC(9)
          (8.37)    Amendment dated March 5, 2002 between Portfolio Partners,
                    Inc. (to be renamed ING Partners, Inc. effective May 1,
                    2002), Aetna Life Insurance and Annuity Company (to be
                    renamed ING Life Insurance and Annuity Company effective May
                    1, 2002) and Aetna Investment Services LLC (to be renamed
                    ING Financial Advisers, LLC) to Participation Agreement
                    dated November 28, 2001(9)
          (8.38)    Amendment dated May 1, 2003 between ING Partners, INC., ING
                    Life Insurance and Annuity Company and ING Financial
                    Advisers, LLC to the Participation Agreement dated as of
                    November 28, 2001 and subsequently amended on
                    March 5, 2002.(24)
          (8.39)    Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and
                    Aetna Life Insurance and Annuity Company(9)
          (8.40)    Amendment dated March 5, 2002 between Portfolio Partners,
                    Inc. (to be renamed ING Partners, Inc. effective May 1,
                    2002) and Aetna Life Insurance and Annuity Company (to be
                    renamed ING Life Insurance and Annuity Company effective May
                    1, 2002) to the Shareholder Servicing Agreement dated
                    November 27, 2001(9)
          (8.41)    Amendment dated May 1, 2003 by and between ING
                    Partners, Inc. and ING Life Insurance and Annuity Company
                    to the Shareholder Servicing Agreement (Service Class
                    Shares) dated November 27, 2001, as amended on
                    March 5, 2002.(24)
          (9)       Opinion and Consent of Counsel
          (10)      Consents of Independent Auditors
          (11)      Not applicable
          (12)      Not applicable
          (13)      Schedule for Computation of Performance Data(23)
          (14.1)    Powers of Attorney(24)
          (14.2)    Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed on August 2, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 18, 2001.
8. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.
9. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
10. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
11. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
12. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
13. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
14. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
15. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
16. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

18. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
19. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
20. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
21. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
22. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
23. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 9, 1998.
24. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
     April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 25. Directors and Principal Officers of the Depositor*
-----------------------------------------------------------

Name and Principal                         Positions and Offices with
Business Address                           Principal Underwriter
----------------                           ---------------------

Keith Gubbay1                              Director and President

Phillip Randall Lowery1                    Director

Thomas Joseph McInerney1                   Director

Mark Alan Tullis1                          Director

David Wheat1                               Director

Allan Baker2                               Senior Vice President

Robert L. Francis                          Senior Vice President
6140 Stonehedge Mall Rd., Ste. 375
Pleasanton, California 94588

Willard I. Hill, Jr.2                      Senior Vice President

Shaun Patrick Mathews2                     Senior Vice President

Stephen Joseph Preston3                    Senior Vice President

Jacques de Vaucleroy1                      Senior Vice President

Boyd George Combs1                         Senior Vice President, Tax

James G. Auger2                            Vice President

Marie Merrill Augsberger2                  Vice President

Pamela M. Barcia2                          Vice President

Ronald R. Barhorst                         Vice President
7676 Hazard Ctr. Dr.
San Diego, California 92108

Linda Beblo3                               Vice President

Jeoffrey A. Block4                         Vice President

Kevin P. Brown2                            Vice President

Anthony Camp2                              Vice President

Kevin L. Christensen4                      Vice President

Elizabeth Clifford3                        Vice President

Brian D. Comer2                            Vice President

Patricia Marie Corbett4                    Vice President

Robert B. DiMartino2                       Vice President

Shari Ann Enger3                           Vice President

Brian K. Haendiges2                        Vice President

Steven J. Haun4                            Vice President

Ronald Christian Hull2                     Vice President

William S. Jasien                          Vice President
12701 Fair Lakes Circle, Suite 470
Fairfax, Virginia 22033

David Kelsey2                              Vice President

Mary Ann Langevin2                         Vice President

Christine Cannon Marcks2                   Vice President

Gregory J. Miller2                         Vice President

Todd E. Nevenhoven4                        Vice President

M. Kathleen Reid2                          Vice President

Robert A. Richard2                         Vice President

Carl P. Steinhilber2                       Vice President

Laurie M. Tillinghast2                     Vice President

Christopher Robert Welp4                   Vice President

Mary Broesch3                              Vice President and Actuary

Bruce T. Campbell2                         Vice President and Actuary

Dianne Clous2                              Vice President and Actuary

Michael Harris3                            Vice President and Actuary

Richard Lau3                               Vice President and Actuary

Antonio Manuel Muniz3                      Vice President and Actuary

Laurie A. Schlenkermann2                   Vice President and Actuary

Mark D. Sperry2                            Vice President and Actuary

Alice Su3                                  Vice President and Actuary

Lawrence D. Taylor                         Vice President and Actuary
1290 Broadway
Denver, Colorado 80203-5699

Albert Sekac2                              Vice President and Appointed Actuary

Frederick C. Litow1                        Vice President and Assistant
                                           Treasurer

Cheryl Lynn Price1                         Vice President, Chief Financial
                                           Officer and Chief Accounting Officer

Brian John Murphy2                         Vice President and Chief Compliance
                                           Officer

David Scott Pendergrass1                   Vice President and Treasurer

Renee Evelyn McKenzie1                     Vice President, Assistant Treasurer
                                           and Assistant Secretary

Robin Angel1                               Vice President, Investments

Daniel J. Foley1                           Vice President, Investments

Maurice Melvin Moore1                      Vice President, Investments

Fred Cooper Smith1                         Vice President, Investments

Joseph J. Elmy2                            Vice President, Tax

Paula Cludray-Engelke5                     Secretary

Jane A. Boyle2                             Assistant Secretary

Linda H. Freitag1                          Assistant Secretary

Daniel F. Hinkel1                          Assistant Secretary

William Hope1                              Assistant Secretary

Joseph D. Horan1                           Assistant Secretary

David Lee Jacobson3                        Assistant Secretary

Terri Wecker Maxwell1                      Assistant Secretary

Donna M. O'Brien2                          Assistant Secretary

Loralee Ann Renelt5                        Assistant Secretary

Rebecca A. Schoff5                         Assistant Secretary

Carol Semplice2                            Assistant Secretary

Linda Ellen Senker3                        Assistant Secretary

Patricia M. Smith2                         Assistant Secretary

John F. Todd2                              Assistant Secretary

Glenn Allan Black1                         Tax Officer

Terry L. Owens1                            Tax Officer

James Taylor1                              Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.
1 The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4 The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
Registrant
----------

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 27. Number of Contract Owners
----------------------------------

As of February 28, 2003, there were 122,413 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification
------------------------

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

     (b)  The following are the directors and officers of the Principal
          Underwriter:

Name and Principal                         Positions and Offices with
Business Address                           Principal Underwriter
----------------                           ---------------------

Ronald R. Barhorst                         Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert L. Francis1                         Director and Senior Vice President

Shaun Patrick Mathews2                     Director and Senior Vice President

Allan Baker2                               Senior Vice President

Boyd George Combs3                         Senior Vice President

Susan J. Stamm2                            Chief Financial Officer

William T. Abramowicz                      Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Maryellen R. Allen2                        Vice President

Douglas J. Ambrose1                        Vice President

Louis E. Bachetti                          Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Robert H. Barley2                          Vice President

David A. Brounley2                         Vice President

Brian D. Comer2                            Vice President

Keith J. Green3                            Vice President

Brian K. Haendiges2                        Vice President

Brian P. Harrington4                       Vice President

Bernard P. Heffernon                       Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211

William S. Jasien4                         Vice President

Jess D. Kravitz2                           Vice President

Mary Ann Langevin2                         Vice President

Christina Lareau2                          Vice President

Katherine E. Lewis                         Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis                          Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                            Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Mark R. Luckinbill                         Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Christine Cannon Marcks2                   Vice President

Richard T. Mason                           Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Pamela L. Mulvey2                          Vice President

Scott T. Neeb1                             Vice President

Ethel Pippin2                              Vice President

Deborah Rubin4                             Vice President

Frank W. Snodgrass                         Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus2                              Vice President

S. Bradford Vaughan, Jr.                   Vice President
601 Union St., Ste. 810

Seattle, WA  98101

Judeen T. Wrinn2                           Vice President

Therese M. Squillacote2                    Vice President and Chief Compliance
                                           Officer

David Scott Pendergrass1                   Vice President and Treasurer

David A. Kelsey2                           Assistant Vice President

Paula Cludray-Engelke5                     Secretary

Loralee Ann Renelt5                        Assistant Secretary

Rebecca A. Schoff5                         Assistant Secretary

John F. Todd2                              Assistant Secretary

Robert J. Scalise2                         Assistant Treasurer

Glenn Allan Black3                         Tax Officer

Joseph J. Elmy2                            Tax Officer

G. Michael Fell3                           Tax Officer

1 The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

3 The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4 The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     (c)  Compensation from January 1, 2002 to December 31, 2002:

    (1)                    (2)                 (3)               (4)                (5)

Name of              Net Underwriting      Compensation on
Principal            Discounts and         Redemption or     Brokerage
Underwriter          Commissions           Annuitization     Commissions       Compensation*
-----------          -----------           -------------     -----------       -------------
ING Financial                                                                    $94,896.76
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2002.

Item 30. Location of Accounts and Records
-----------------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                  ING Life Insurance and Annuity Company
                  151 Farmington Avenue
                  Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

Not applicable

Item 32. Undertakings
---------------------

Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No.333-09515) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the 18th day of April, 2003.

                                    VARIABLE ANNUITY ACCOUNT B OF
                                    ING LIFE INSURANCE AND ANNUITY COMPANY
                                         (Registrant)

                                    By:  ING LIFE INSURANCE AND ANNUITY COMPANY
                                         (Depositor)

                                    By:  Keith Gubbay*
                                         --------------------------------------
                                         Keith Gubbay
                                         President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-09515) has been signed by the following persons in the capacities and on the dates indicated.

Signature                      Title                                   Date
---------                      -----                                   ----

Keith Gubbay* 1                Director and President               )
-----------------------------  (principal executive officer)        )
Keith Gubbay                                                        )
                                                                    )
Randy Lowery* 1                Director                             )  April
-----------------------------                                       )
P. Randall Lowery                                                   )  [ ], 2003
                                                                    )
Thomas J. McInerney* 1         Director                             )
-----------------------------                                       )
Thomas J. McInerney                                                 )
                                                                    )
Mark A. Tullis* 1              Director                             )
-----------------------------                                       )
Mark A. Tullis                                                      )
                                                                    )
                               Director                             )
-----------------------------                                       )
David Wheat                                                         )
                                                                    )
Cheryl L. Price*               Chief Financial Officer and Chief    )
-----------------------------  Accounting Officer (principal        )
Cheryl L. Price                accounting officer)                  )


By:  /s/ Linda Senker
     ---------------------------------------
     Linda Senker
     *Attorney-in-Fact

     1 Constitutes a majority of directors

                           VARIABLE ANNUITY ACCOUNT B

                                  Exhibit Index


Item               Exhibit                                  Page #
-----              -------                                  ------

9                  Opinion and Consent of Counsel           EX-99.B9

10                 Consents of Independent Auditors         EX-99.B10